UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2012

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2012. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

February 8, 2013

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment goals. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2012

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2012 and held until December 31, 2012. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period Ended December 31, 2012” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Period Ended December 31, 2012” column and the “Expense Ratio as of December 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended December 31, 2012” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Period Ended December 31, 2012” column and the “Expense Ratio as of December 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended December 31, 2012” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2012	Ending Account Value Using Actual Return at December 31, 2012	Expenses Paid During the Period Ended December 31, 2012*	Beginning Account Value at July 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2012	Expenses Paid During the Period Ended December 31, 2012*	Expense Ratio as of December 31, 2012*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,014.87	$2.94	$1,000.00	$1,022.22	$2.95	0.58%
Class 2	$1,000.00	$1,013.71	$3.70	$1,000.00	$1,021.47	$3.71	0.73%
Class 3	$1,000.00	$1,013.14	$4.20	$1,000.00	$1,020.96	$4.22	0.83%
Asset Allocation Portfolio
Class 1	$1,000.00	$1,059.30	$4.19	$1,000.00	$1,021.06	$4.12	0.81%
Class 2	$1,000.00	$1,058.41	$4.97	$1,000.00	$1,020.31	$4.88	0.96%
Class 3	$1,000.00	$1,058.09	$5.48	$1,000.00	$1,019.81	$5.38	1.06%
Growth and Income Portfolio
Class 1	$1,000.00	$1,067.25	$5.72	$1,000.00	$1,019.61	$5.58	1.10%
Growth Portfolio
Class 1	$1,000.00	$1,072.81	$4.01	$1,000.00	$1,021.27	$3.91	0.77%
Class 2	$1,000.00	$1,071.99	$4.79	$1,000.00	$1,020.51	$4.67	0.92%
Class 3	$1,000.00	$1,071.54	$5.31	$1,000.00	$1,020.01	$5.18	1.02%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,064.96	$3.74	$1,000.00	$1,021.52	$3.66	0.72%
Class 2	$1,000.00	$1,064.06	$4.51	$1,000.00	$1,020.76	$4.42	0.87%
Class 3	$1,000.00	$1,063.60	$5.03	$1,000.00	$1,020.26	$4.93	0.97%
Natural Resources Portfolio
Class 1	$1,000.00	$1,116.95	$4.20	$1,000.00	$1,021.17	$4.01	0.79%
Class 2	$1,000.00	$1,116.39	$5.00	$1,000.00	$1,020.41	$4.77	0.94%
Class 3	$1,000.00	$1,115.57	$5.53	$1,000.00	$1,019.91	$5.28	1.04%
Multi-Asset Portfolio#
Class 1	$1,000.00	$1,042.44	$6.88	$1,000.00	$1,018.40	$6.80	1.34%
Class 3†	$1,000.00	$989.28	$3.12	$1,000.00	$1,018.35	$6.85	1.35%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$1,077.17	$8.88	$1,000.00	$1,016.59	$8.62	1.70%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 366, except for the Multi-Asset Portfolio, Class 3 "Actual Return" information which was multiplied by 85 days divided by 366 days. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2012” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2012” and the “Expense Ratios” would have been lower.
†	Commencement of operations on October 8, 2012

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

United States Treasury Notes	35.9%
Federal Home Loan Mtg. Corp.	20.5
Federal National Mtg. Assoc.	16.2
Government National Mtg. Assoc.	8.2
Diversified Financial Services	5.5
Repurchase Agreements	3.9
Diversified Banking Institutions	3.4
Municipal Bonds	3.0
United States Treasury Bonds	2.2
Banks-Commercial	1.5
Sovereign Agency	1.2
Telephone-Integrated	1.2
Federal Home Loan Bank	1.1
Schools	1.1
Transport-Services	0.9
Regional Authority	0.9
Finance-Investment Banker/Broker	0.7
Oil Companies-Integrated	0.6
Banks-Super Regional	0.5
Finance-Other Services	0.5
Insurance-Life/Health	0.5
Medical-Drugs	0.5
Retail-Discount	0.5
Insurance-Multi-line	0.5
Diversified Manufacturing Operations	0.5
Electric-Distribution	0.4
Special Purpose Entities	0.4
Auto-Cars/Light Trucks	0.3
Computers	0.3
Medical Labs & Testing Services	0.3
Sovereign	0.2
Airlines	0.2
Brewery	0.1
Electric-Generation	0.1
Medical-HMO	0.1
Cellular Telecom	0.1
E-Commerce/Products	0.1

114.1%

*	Calculated as a percentage of net assets

Credit Quality †#

Aaa	82.5%
Aa	5.2
A	6.9
Baa	2.5
Not Rated@	2.9

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.4%
Diversified Financial Services — 4.4%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,037,095
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	3,005,668
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/2016	2,500,000	2,540,875
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	755,000	762,639
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/2040(1)	1,688,992	1,692,198
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	5,000,000	5,351,770
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.45% due 03/11/2039(1)	3,870,000	4,366,506
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(1)	4,700,000	5,215,891
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	1,076,380
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(1)	4,500,000	5,110,650
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	3,076,002	3,327,034
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1 1.32% due 09/15/2015	1,440,000	1,448,541
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,536,181
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/2028*	106,083	106,007
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	5,184,095
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/2015	2,505,000	2,531,335
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	4,650,000	5,105,165

Total Asset Backed Securities (cost $49,014,285)		52,398,030

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 12.2%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	$2,264,869	$2,649,896

Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,112,136

Banks-Super Regional — 0.5%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/2026	400,000	532,204
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,921,830

		6,454,034

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,650,266

Computers — 0.3%
Hewlett-Packard Co. Senior Notes 4.30% due 06/01/2021	4,000,000	3,962,016

Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,676,193
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	5,118,284
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	6,349,488
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,595,233
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	389,250
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,699,072
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,526,917
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,319,802
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,301,512
Morgan Stanley Notes 5.45% due 01/09/2017	5,300,000	5,864,879

		33,840,630

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 1.1%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/2020	$6,000,000	$6,696,276
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	5,000,000	6,493,670

		13,189,946

E-Commerce/Products — 0.1%
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,105,000	1,116,314

Finance-Investment Banker/Broker — 0.4%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/2013	4,900,000	4,921,271

Finance-Other Services — 0.5%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,360,107

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,349,105

Insurance-Multi-line — 0.5%
MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,335,715
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,156,664

		5,492,379

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	2,500,000	3,111,983

Medical-Drugs — 0.3%
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	3,159,940

Medical-HMO — 0.1%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	407,025
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	829,355

		1,236,380

Retail-Discount — 0.5%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,558,320

Schools — 1.1%
President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,803,750

Security Description	Principal Amount	Value (Note 2)

Schools (continued)
Stanford University Debentures 6.88% due 02/01/2024	$5,000,000	$6,946,700

		12,750,450

Special Purpose Entity — 0.4%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	3,043,750	4,114,736

Telecom Services — 0.0%
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	430,000	526,747

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	3,040,000	3,862,828
AT&T, Inc. Senior Notes 6.80% due 05/15/2036	950,000	1,268,190
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	4,865,000	5,832,785
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	1,830,000	2,002,049
Verizon Communications, Inc. Senior Notes 4.75% due 11/01/2041	660,000	748,624

		13,714,476

Transport-Services — 0.9%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,952,441	3,572,454
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,856,980

		10,429,434

Total U.S. CORPORATE BONDS & NOTES (cost $127,107,610)		144,700,566

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Banks-Commercial — 1.5%
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,567,822
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,632,681
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,726,839
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,669,330
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,525,360

		17,122,032

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	$635,000	$645,444
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	550,739

		1,196,183

Diversified Banking Institutions — 0.5%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,270,045
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	3,200,000	4,257,814

		5,527,859

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,477,173

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,566,781

Finance-Investment Banker/Broker — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,336,836

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,597,220

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,288,137
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/2015	3,000,000	3,178,086
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	3,044,869

		7,511,092

Total Foreign Corporate Bonds & Notes (cost $39,571,106)		44,335,176

FOREIGN GOVERNMENT AGENCIES — 0.6%
Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/2022	3,000,000	4,304,256

Sovereign — 0.2%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,768,050

Total Foreign Government Agencies (cost $5,617,125)		7,072,306

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 3.0%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	$4,950,000	$6,051,127
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/2049	2,400,000	3,323,712
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,834,020
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/2014	2,500,000	2,564,250
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,654,530
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,654,257
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/2028	2,800,000	3,309,068
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,156,306
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,319,247
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	3,092,550
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,644,431
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,233,004

Total Municipal Bonds & Notes (cost $29,479,560)		35,836,502

U.S. GOVERNMENT AGENCIES — 48.1%
Federal Home Loan Bank — 1.1%
5.13% due 08/14/2013	13,000,000	13,399,295

Federal Home Loan Mtg. Corp. — 20.5%
2.50% due January TBA	2,000,000	2,087,188
3.00% due January TBA	7,900,000	8,290,469
3.50% due January TBA	11,000,000	11,563,750
4.00% due 09/01/2026	2,928,760	3,097,224
4.00% due 12/01/2040	15,901,656	16,990,829
4.50% due 02/01/2039	14,874,487	16,035,400
4.50% due 03/01/2039	3,003,547	3,223,082
5.00% due 12/01/2026	413,582	448,917
5.00% due 02/01/2028	249,924	269,122
5.00% due 01/01/2030	41,012	44,375
5.00% due 02/01/2030	12,332,317	13,270,321
5.00% due 06/01/2033	49,670	53,742

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 11/01/2033	$1,326,485	$1,440,643
5.00% due 06/01/2034	61,634	66,630
5.00% due 11/01/2034	71,192	76,836
5.00% due 07/01/2035	733,545	798,947
5.00% due 11/01/2035	31,917	35,741
5.00% due 12/01/2035	140,818	152,057
5.00% due 06/01/2036	648,912	700,553
5.00% due 07/01/2036	72,399	77,973
5.00% due 08/01/2036	52,072	56,081
5.00% due 01/01/2037	611,111	659,884
5.00% due 03/01/2037	640,673	689,403
5.00% due 06/01/2037	50,949	54,824
5.00% due 07/01/2037	89,870	96,705
5.00% due 01/01/2038	1,170,144	1,259,146
5.00% due 02/01/2038	2,577,992	2,783,743
5.00% due 03/01/2038	52,235,064	56,257,066
5.00% due 05/01/2038	138,590	149,131
5.00% due 06/01/2038	116,612	125,482
5.00% due 07/01/2038	553,799	595,921
5.00% due 09/01/2038	6,252	6,728
5.00% due 02/01/2039	25,539	27,482
5.00% due 10/01/2039	39,564	42,573
5.00% due 02/01/2040	137,209	147,645
5.00% due 04/01/2040	653,156	708,959
5.00% due 06/01/2040	3,619,572	3,928,812
5.00% due 07/01/2040	27,517	29,868
5.00% due 08/01/2040	4,600,912	4,993,081
5.00% due 04/01/2041	34,283	37,255
5.00% due 05/01/2041	3,333,881	3,622,881
5.00% due 06/01/2041	635,201	689,734
5.00% due 07/01/2041	14,118,114	15,465,485
5.50% due 03/01/2023	56,156	61,103
5.50% due 03/01/2027	169,160	183,163
5.50% due 04/01/2027	114,479	123,956
5.50% due 05/01/2027	868,281	940,156
5.50% due 11/01/2027	272,467	294,852
5.50% due 06/01/2028	174,932	189,303
5.50% due 02/01/2034	406,313	442,613
5.50% due 06/01/2035	37,718	40,946
5.50% due 12/01/2035	299,877	325,544
5.50% due 07/01/2036	188,586	204,080
5.50% due 10/01/2036	2,434,645	2,634,662
5.50% due 12/01/2036	9,398	10,170
5.50% due 12/01/2037	355,709	384,266
5.50% due 01/01/2038	6,916,878	7,472,161
5.50% due 02/01/2038	8,754,715	9,457,538
5.50% due 03/01/2038	1,408,455	1,523,399
5.50% due 04/01/2038	7,165,245	7,736,369
5.50% due 05/01/2038	368,823	400,109
5.50% due 06/01/2038	299,048	322,869
5.50% due 08/01/2038	2,997,957	3,244,252
5.50% due 11/01/2038	528,011	570,069
5.50% due 03/01/2039	815,593	881,068
5.50% due 12/01/2039	1,788,937	1,932,552
5.50% due 01/01/2040	978,242	1,056,775
5.50% due 05/01/2040	282,816	305,520
5.50% due 08/01/2040	28,234,319	30,500,953
6.00% due 12/01/2039	407,095	442,682
7.50% due 05/01/2027	3,135	3,765

		242,836,583

Federal National Mtg. Assoc. — 16.2%
2.50% due January TBA	3,800,000	3,973,375

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.00% due 05/01/2027	$1,412,663	$1,493,052
3.00% due 06/01/2027	790,485	841,644
3.00% due 07/01/2027	1,012,728	1,070,359
3.00% due 08/01/2027	2,610,461	2,763,729
3.88% due 07/12/2013	6,800,000	6,935,034
4.00% due 09/01/2026	16,495,212	17,673,415
4.50% due 11/01/2026	2,711,673	2,929,511
4.50% due 01/01/2027	4,757,803	5,119,942
4.50% due 10/01/2031	13,749,410	15,100,800
4.50% due January TBA	74,500,000	80,474,550
5.50% due 03/01/2038	5,672,452	6,163,285
5.50% due 06/01/2038	249,130	270,687
5.50% due 08/01/2038	203,448	221,052
5.50% due 09/01/2039	112,690	122,793
5.50% due 05/01/2040	32,931	36,110
5.50% due 06/01/2040	33,880	37,150
5.50% due January TBA	42,100,000	45,737,701
6.50% due 02/01/2038	462,039	518,738

		191,482,927

Government National Mtg. Assoc. — 8.2%
3.00% due January TBA	1,000,000	1,062,969
4.00% due January TBA	24,000,000	26,321,251
4.50% due 07/15/2040	7,412,338	8,157,288
4.50% due 04/15/2041	5,236,148	5,733,806
4.50% due 05/15/2042	580,165	636,212
5.00% due 07/15/2033	3,691,520	4,064,291
5.00% due 10/15/2033	285,741	315,180
5.00% due 11/15/2033	195,992	215,731
5.00% due 12/15/2033	65,737	72,837
5.00% due 01/15/2034	375,388	418,277
5.00% due 02/15/2034	277,418	308,354
5.00% due 03/15/2034	11,753	13,092
5.00% due 05/15/2034	19,509	21,966
5.00% due 09/15/2035	264,254	296,254
5.00% due 11/15/2035	26,541	29,192
5.00% due 12/15/2035	66,312	72,677
5.00% due 02/15/2036	46,278	50,604
5.00% due 03/15/2036	47,944	53,404
5.00% due 05/15/2036	24,921	27,290
5.00% due 09/15/2036	15,842	17,323
5.00% due 10/15/2037	24,079	26,270
5.00% due 04/15/2038	7,124	7,773
5.00% due 05/15/2038	39,276	43,340
5.00% due 06/15/2038	21,808	23,792
5.00% due 07/15/2038	779,914	850,871
5.00% due 08/15/2038	1,229,676	1,352,184
5.00% due 09/15/2038	1,488,359	1,625,703
5.00% due 06/15/2039	3,158,842	3,458,079
5.00% due 08/15/2039	300,983	329,495
5.00% due 09/15/2039	232,867	254,926
5.00% due 10/15/2039	77,355	84,683
5.00% due 04/15/2040	92,565	101,825
5.00% due 04/15/2041	1,200,967	1,311,357
5.50% due 10/15/2032	9,927	10,970
5.50% due 11/15/2032	4,174	4,588
5.50% due 02/15/2033	239,914	268,376
5.50% due 03/15/2033	168,710	186,510
5.50% due 05/15/2033	177,444	196,056
5.50% due 06/15/2033	214,139	236,621
5.50% due 07/15/2033	34,059	37,631
5.50% due 08/15/2033	38,630	42,682
5.50% due 09/15/2033	18,016	19,906
5.50% due 11/15/2033	439,601	485,721

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 01/15/2034	$445,163	$491,158
5.50% due 02/15/2034	204,722	225,907
5.50% due 03/15/2034	2,284,415	2,520,450
5.50% due 04/15/2034	76,324	85,069
5.50% due 05/15/2034	121,087	135,902
5.50% due 06/15/2034	54,184	59,782
5.50% due 07/15/2034	68,012	75,039
5.50% due 08/15/2034	54,808	60,486
5.50% due 09/15/2034	636,168	701,084
5.50% due 10/15/2034	515,198	567,303
5.50% due 04/15/2036	72,221	81,305
6.00% due 03/15/2028	9,470	10,731
6.00% due 06/15/2028	17,900	20,111
6.00% due 08/15/2028	58,848	66,117
6.00% due 09/15/2028	76,629	86,837
6.00% due 10/15/2028	14,792	16,762
6.00% due 11/15/2028	13,960	15,663
6.00% due 12/15/2028	116,618	130,920
6.00% due 03/15/2029	1,612	1,809
6.00% due 04/15/2029	5,259	5,879
6.00% due 07/15/2031	1,685	1,903
6.00% due 01/15/2032	26,553	29,941
6.00% due 02/15/2032	1,349	1,523
6.00% due 07/15/2032	13,329	15,107
6.00% due 09/15/2032	22,379	25,283
6.00% due 10/15/2032	452,837	511,186
6.00% due 11/15/2032	29,483	33,300
6.00% due 01/15/2033	4,412	4,986
6.00% due 02/15/2033	54,495	61,659
6.00% due 03/15/2033	70,142	79,223
6.00% due 04/15/2033	103,771	117,011
6.00% due 05/15/2033	138,957	156,947
6.00% due 12/15/2033	60,462	70,643
6.00% due 08/15/2034	10,163	11,393
6.00% due 09/15/2034	169,188	189,633
6.00% due 10/15/2034	136,440	152,953
6.00% due January TBA	23,000,000	25,657,579
6.50% due 05/15/2013	922	937
6.50% due 01/15/2014	8,661	9,047
6.50% due 02/15/2014	333	348
6.50% due 03/15/2014	16,673	17,417
6.50% due 04/15/2014	5,205	5,437
6.50% due 05/15/2014	16,155	16,876
6.50% due 06/15/2014	816	856
6.50% due 07/15/2014	609	636
6.50% due 08/15/2014	2,918	3,049
6.50% due 05/15/2023	7,877	9,050
6.50% due 06/15/2023	8,905	10,231
6.50% due 07/15/2023	50,659	58,205
6.50% due 08/15/2023	6,919	7,949
6.50% due 10/15/2023	27,408	31,490
6.50% due 11/15/2023	47,445	54,410
6.50% due 12/15/2023	136,848	155,661
6.50% due 03/15/2026	10,290	12,004
6.50% due 02/15/2027	3,669	4,167
6.50% due 12/15/2027	3,335	3,906
6.50% due 01/15/2028	32,362	37,738
6.50% due 02/15/2028	15,223	17,714
6.50% due 03/15/2028	72,877	84,698
6.50% due 04/15/2028	40,221	46,772
6.50% due 05/15/2028	126,408	147,517
6.50% due 06/15/2028	156,929	182,978

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
6.50% due 07/15/2028	$158,492	$183,782
6.50% due 08/15/2028	95,423	111,377
6.50% due 09/15/2028	124,023	144,753
6.50% due 10/15/2028	156,870	181,303
6.50% due 11/15/2028	112,787	131,127
6.50% due 12/15/2028	121,884	142,522
6.50% due 01/15/2029	3,875	4,497
6.50% due 02/15/2029	30,330	35,314
6.50% due 03/15/2029	34,669	40,594
6.50% due 04/15/2029	24,408	28,525
6.50% due 05/15/2029	102,914	121,352
6.50% due 06/15/2029	33,985	40,073
6.50% due 03/15/2031	6,893	8,072
6.50% due 04/15/2031	2,000	2,304
6.50% due 05/15/2031	129,434	151,920
6.50% due 06/15/2031	77,782	91,542
6.50% due 07/15/2031	228,923	265,825
6.50% due 08/15/2031	58,687	68,808
6.50% due 09/15/2031	177,719	209,848
6.50% due 10/15/2031	134,756	157,961
6.50% due 11/15/2031	64,060	75,499
6.50% due 01/15/2032	278,153	326,854
6.50% due 02/15/2032	81,040	95,424
6.50% due 03/15/2032	1,953	2,321
6.50% due 04/15/2032	49,363	58,653
6.50% due 05/15/2032	203,793	241,834
7.00% due 11/15/2031	73,225	86,043
7.00% due 03/15/2032	45,553	54,118
7.00% due 01/15/2033	57,830	69,651
7.00% due 05/15/2033	156,533	188,549
7.00% due 07/15/2033	119,196	143,610
7.00% due 11/15/2033	151,215	182,134
8.00% due 10/15/2029	464	471
8.00% due 11/15/2029	9,251	9,644
8.00% due 12/15/2029	11,736	12,792
8.00% due 01/15/2030	20,600	22,474
8.00% due 03/15/2030	145	147
8.00% due 04/15/2030	36,852	38,522
8.00% due 06/15/2030	1,795	1,878
8.00% due 08/15/2030	11,083	12,960
8.00% due 09/15/2030	25,750	26,914
8.00% due 11/15/2030	7,721	9,402
8.00% due 12/15/2030	5,346	5,948
8.00% due 02/15/2031	42,566	47,905
8.00% due 03/15/2031	13,252	13,574
10.00% due 06/20/2014	376	377
10.00% due 07/20/2014	935	939
10.00% due 04/20/2016	4,588	5,074
10.00% due 05/20/2016	2,766	3,074
10.00% due 08/20/2016	1,230	1,379
10.00% due 01/20/2017	3,168	3,512
10.00% due 02/20/2017	2,899	2,912
10.00% due 03/20/2017	3,617	4,074
12.75% due 07/15/2014	9,308	9,366
13.50% due 09/20/2014	355	384
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(2)	167,634	192,357
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	715,405	825,328
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	261,730	302,835

		97,445,465

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Regional Authority — 0.9%
U.S. Department of Housing and Urban Development Government Guar. Notes 5.05% due 08/01/2013	$10,000,000	$10,282,440

Sovereign Agency — 1.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/2013	2,050,000	2,037,192
Series 13 zero coupon due 12/27/2013	1,630,000	1,620,165
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,209,702
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,863,024

		14,730,083

Total U.S. Government Agencies (cost $562,010,237)		570,176,793

U.S. GOVERNMENT TREASURIES — 38.1%
United States Treasury Bonds — 2.2%
2.75% due 11/15/2042	6,700,000	6,455,034
4.25% due 05/15/2039	15,700,000	20,029,762

		26,484,796

United States Treasury Notes — 35.9%
0.25% due 04/30/2014	1,100,000	1,100,473
0.25% due 06/30/2014	5,000,000	5,001,955
0.25% due 09/30/2014	49,650,000	49,661,618
0.25% due 10/31/2014	50,560,000	50,571,831
0.25% due 11/30/2014	32,810,000	32,811,280
0.63% due 05/31/2017	19,000,000	19,029,678
0.63% due 08/31/2017	4,000,000	3,996,248
1.00% due 09/30/2016	6,500,000	6,623,903
1.00% due 03/31/2017	20,000,000	20,357,820
1.25% due 10/31/2015	21,000,000	21,533,211
1.63% due 08/15/2022	58,500,000	58,116,123
1.75% due 05/31/2016	20,000,000	20,892,180
1.88% due 02/28/2014	22,000,000	22,423,676
2.00% due 11/15/2021	20,075,000	20,835,662
2.13% due 12/31/2015	42,000,000	44,195,172
2.38% due 02/28/2015	25,000,000	26,125,000
3.13% due 09/30/2013	16,500,000	16,860,294
3.13% due 04/30/2017	4,500,000	4,986,562

		425,122,686

Total U.S. Government Treasuries (cost $438,884,935)		451,607,482

Total Long-Term Investment Securities (cost $1,251,684,858)		1,306,126,855

REPURCHASE AGREEMENTS — 3.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	8,180,000	8,180,000
Barclays Capital PLC Joint Repurchase Agreement(3)	7,560,000	7,560,000
BNP Paribas SA Joint Repurchase Agreement(3)	7,560,000	7,560,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,955,000	2,955,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	10,095,000	10,095,000

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(3)	$9,445,000	$9,445,000

Total Repurchase Agreements (cost $45,795,000)		45,795,000

TOTAL INVESTMENTS (cost $1,297,479,858)(4)	114.1%	1,351,921,855
Liabilities in excess of other assets	(14.1)	(166,982,716)

NET ASSETS	100.0%	$1,184,939,139

FORWARD SALES CONTRACTS — (14.6)%
U.S. Government Agencies — (14.6)%
Federal Home Loan Mtg. Corp. — (13.8)%
4.00% due January TBA	(12,000,000)	(12,810,000)
5.00% due January TBA	(81,700,000)	(87,904,094)
5.50% due January TBA	(57,900,000)	(62,486,769)

		(163,200,863)

Federal National Mtg. Assoc. — (0.8)%
4.00% due January TBA	(9,500,000)	(10,172,421)

Total Forward Sales Contracts (cost $172,989,156)		$(173,373,284)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $44,097,929 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities.

TBA— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

VRS — Variable Rate Securities

The rates shown on VRS are the current interest rates at December 31, 2012 and unless noted otherwise, the dates shown are the original maturity date.

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$52,398,030	$—	$52,398,030
U.S. Corporate Bonds & Notes:
Transport-Services	—	6,856,980	3,572,454	10,429,434
Other Industries*	—	134,271,132	—	134,271,132
Foreign Corporate Bonds & Notes	—	44,335,176	—	44,335,176
Foreign Government Agencies	—	7,072,306	—	7,072,306
Municipal Bonds & Notes	—	35,836,502	—	35,836,502
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	242,836,583	—	242,836,583
Federal National Mtg. Assoc.	—	191,482,927	—	191,482,927
Government National Mtg. Assoc.	—	97,445,465	—	97,445,465
Other U. S. Government Agencies*	—	38,411,818	—	38,411,818
U.S. Government Treasuries:
United States Treasury Bonds	—	26,484,796	—	26,484,796
United States Treasury Notes	—	425,122,686	—	425,122,686
Repurchase Agreements	—	45,795,000	—	45,795,000

Total	$—	$1,348,349,401	$3,572,454	$1,351,921,855

Liabilities
Forward Sales Contracts:
Federal Home Loan Mtg. Corp	$—	$163,200,863	$—	$163,200,863
Federal National Mtg. Assoc.	—	10,172,421	—	10,172,421

Total	$—	$173,373,284	$—	$173,373,284

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

12

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

Diversified Financial Services	5.1%
Real Estate Investment Trusts	5.0
Federal National Mtg. Assoc.	4.9
Federal Home Loan Mtg. Corp.	4.3
Oil Companies-Integrated	4.1
Medical-Drugs	3.8
Repurchase Agreement	2.7
Oil Companies-Exploration & Production	2.3
Electric-Integrated	2.3
Government National Mtg. Assoc.	2.3
Banks-Super Regional	2.2
Diversified Banking Institutions	1.9
Pipelines	1.9
Banks-Commercial	1.8
Insurance-Property/Casualty	1.7
Exchange-Traded Funds	1.6
Diversified Manufacturing Operations	1.3
Insurance-Multi-line	1.3
Electronic Components-Semiconductors	1.3
Aerospace/Defense	1.3
Toys	1.2
Food-Misc./Diversified	1.2
Chemicals-Diversified	1.2
Beverages-Non-alcoholic	1.1
Telephone-Integrated	0.9
Applications Software	0.9
Investment Management/Advisor Services	0.9
Computer Services	0.8
Auto/Truck Parts & Equipment-Original	0.8
Gas-Distribution	0.8
Food-Retail	0.8
Insurance-Reinsurance	0.8
Medical Products	0.7
Cruise Lines	0.7
Retail-Restaurants	0.7
Medical-Biomedical/Gene	0.7
Distribution/Wholesale	0.7
Telecom Services	0.7
Enterprise Software/Service	0.7
Semiconductor Components-Integrated Circuits	0.6
Retail-Discount	0.6
Transport-Services	0.6
United States Treasury Notes	0.6
Multimedia	0.6
Computers	0.6
Finance-Investment Banker/Broker	0.6
Machinery-Farming	0.6
Transport-Rail	0.5
Medical Instruments	0.5
Independent Power Producers	0.5
Finance-Auto Loans	0.5
Real Estate Operations & Development	0.5
Electronic Components-Misc.	0.5
Diversified Minerals	0.5
Steel-Producers	0.4
Non-Ferrous Metals	0.4
Gold Mining	0.4
Auto-Heavy Duty Trucks	0.4
Finance-Other Services	0.4
Consumer Products-Misc.	0.4
Rental Auto/Equipment	0.4

Semiconductor Equipment	0.4%
E-Commerce/Products	0.4
Cellular Telecom	0.4
Chemicals-Specialty	0.4
Oil Refining & Marketing	0.4
Web Portals/ISP	0.4
Human Resources	0.4
Cable/Satellite TV	0.4
Oil & Gas Drilling	0.3
Commercial Services	0.3
Non-Hazardous Waste Disposal	0.3
Agricultural Chemicals	0.3
United States Treasury Bonds	0.3
MRI/Medical Diagnostic Imaging	0.3
Electric Products-Misc.	0.3
Medical-Hospitals	0.3
Retail-Jewelry	0.3
Apparel Manufacturers	0.3
Electric-Transmission	0.3
Tobacco	0.3
Medical-HMO	0.3
Athletic Footwear	0.3
Auto-Cars/Light Trucks	0.3
Advertising Services	0.3
Instruments-Scientific	0.3
Alternative Waste Technology	0.3
Steel-Specialty	0.3
Special Purpose Entities	0.3
Property Trust	0.2
Retail-Automobile	0.2
Oil-Field Services	0.2
Medical-Wholesale Drug Distribution	0.2
Casino Hotels	0.2
Cosmetics & Toiletries	0.2
Savings & Loans/Thrifts	0.2
Airlines	0.2
Physical Therapy/Rehabilitation Centers	0.2
Medical-Generic Drugs	0.2
Rubber-Tires	0.2
Retail-Major Department Stores	0.2
Building & Construction Products-Misc.	0.2
Security Services	0.2
Electronic Parts Distribution	0.2
Telecom Equipment-Fiber Optics	0.2
Commercial Services-Finance	0.2
Engineering/R&D Services	0.2
Coatings/Paint	0.2
Electronic Forms	0.2
Instruments-Controls	0.2
Leisure Products	0.2
Computers-Memory Devices	0.2
Machine Tools & Related Products	0.2
Aerospace/Defense-Equipment	0.2
Fisheries	0.2
Electric-Generation	0.2
Retail-Building Products	0.2
Networking Products	0.2
Data Processing/Management	0.2
Containers-Paper/Plastic	0.1
Electronic Measurement Instruments	0.1
Metal Processors & Fabrication	0.1

13

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited) — (continued)

Machinery-General Industrial	0.1%
Transport-Equipment & Leasing	0.1
Satellite Telecom	0.1
Insurance-Mutual	0.1
Trucking/Leasing	0.1
Brewery	0.1
Metal-Copper	0.1
Office Furnishings-Original	0.1
Retail-Apparel/Shoe	0.1
Banks-Fiduciary	0.1
Dialysis Centers	0.1
Pharmacy Services	0.1
Transport-Marine	0.1
Beverages-Wine/Spirits	0.1
Computer Aided Design	0.1
Miscellaneous Manufacturing	0.1
Oil Field Machinery & Equipment	0.1
Coal	0.1
Insurance-Life/Health	0.1
Retail-Drug Store	0.1
Telecommunication Equipment	0.1
Television	0.1
Computers-Integrated Systems	0.1
Tools-Hand Held	0.1
Gambling (Non-Hotel)	0.1
Building Products-Doors & Windows	0.1
Hotels/Motels	0.1
Venture Capital	0.1
Machinery-Construction & Mining	0.1
Power Converter/Supply Equipment	0.1
Motorcycle/Motor Scooter	0.1
Import/Export	0.1
Medical Labs & Testing Services	0.1
Building-Heavy Construction	0.1
Agricultural Operations	0.1
Transport-Truck	0.1
Medical Information Systems	0.1

99.7%

*	Calculated as a percentage of net assets

14

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 60.4%
Advanced Materials — 0.0%
Hexcel Corp.†	715	$19,276

Advertising Agencies — 0.0%
Omnicom Group, Inc.	404	20,184

Advertising Services — 0.3%
Aimia, Inc.	38,900	583,500

Aerospace/Defense — 1.0%
Boeing Co.	8,461	637,621
Lockheed Martin Corp.	7,110	656,182
Northrop Grumman Corp.	2,314	156,380
Raytheon Co.	10,672	614,280
Rockwell Collins, Inc.	295	17,160
Teledyne Technologies, Inc.†	2,700	175,689

		2,257,312

Aerospace/Defense-Equipment — 0.1%
Astronics Corp.†	197	4,507
Astronics Corp., Class B†	29	629
B/E Aerospace, Inc.†	257	12,696
HEICO Corp.	435	19,471
Kaman Corp.	241	8,869
United Technologies Corp.	814	66,756

		112,928

Agricultural Chemicals — 0.3%
Incitec Pivot, Ltd. ADR	199,000	676,600
Monsanto Co.	507	47,988
Rentech, Inc.	2,735	7,193

		731,781

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	4,113	112,655

Airlines — 0.2%
Alaska Air Group, Inc.†	8,950	385,656
Allegiant Travel Co.	106	7,781
Cathay Pacific Airways, Ltd. ADR	8,668	80,266
Spirit Airlines, Inc.†	374	6,627
United Continental Holdings, Inc.†	637	14,893
US Airways Group, Inc.†	1,238	16,713

		511,936

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	523	7,416
Darling International, Inc.†	1,868	29,963

		37,379

Apparel Manufacturers — 0.3%
Coach, Inc.	320	17,763
Oxford Industries, Inc.	164	7,603
Ralph Lauren Corp.	82	12,294
True Religion Apparel, Inc.	260	6,609
VF Corp.	3,999	603,729

		647,998

Applications Software — 0.9%
Actuate Corp.†	9,140	51,184
Citrix Systems, Inc.†	239	15,714
Intuit, Inc.	395	23,503
Microsoft Corp.	66,827	1,786,286
Parametric Technology Corp.†	969	21,812
RealPage, Inc.†	283	6,104

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Red Hat, Inc.†	275	$14,564
Salesforce.com, Inc.†	159	26,728
Tangoe, Inc.†	324	3,846
Verint Systems, Inc.†	178	5,226

		1,954,967

Athletic Footwear — 0.3%
NIKE, Inc., Class B	11,376	587,002

Auction House/Art Dealers — 0.0%
Sotheby’s	212	7,127

Audio/Video Products — 0.0%
DTS, Inc.†	280	4,676
TiVo, Inc.†	545	6,714

		11,390

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	224	7,833

Auto-Cars/Light Trucks — 0.3%
Nissan Motor Co., Ltd. ADR	30,706	586,178

Auto-Heavy Duty Trucks — 0.4%
New Flyer Industries, Inc.	14,012	121,286
PACCAR, Inc.	17,469	789,774

		911,060

Auto-Truck Trailers — 0.0%
Wabash National Corp.†	951	8,530

Auto/Truck Parts & Equipment-Original — 0.7%
Autoliv, Inc.	11,564	779,298
BorgWarner, Inc.†	228	16,329
Delphi Automotive PLC†	584	22,338
Johnson Controls, Inc.	15,389	472,442
Magna International, Inc.	5,200	260,104
Tenneco, Inc.†	483	16,958
Titan International, Inc.	319	6,929

		1,574,398

Auto/Truck Parts & Equipment-Replacement — 0.0%
Dorman Products, Inc.	228	8,058

B2B/E-Commerce — 0.0%
SPS Commerce, Inc.†	163	6,075

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. ADR	5,203	137,151
Banco Santander SA ADR	42,623	348,230
Bank of Nova Scotia	9,556	553,101
Cass Information Systems, Inc.	179	7,566
City Holding Co.	1,756	61,197
City National Corp.	2,535	125,533
Community Trust Bancorp, Inc.	3,138	102,864
Cullen/Frost Bankers, Inc.	3,385	183,704
East West Bancorp, Inc.	5,965	128,188
First Financial Bancorp	3,019	44,138
FirstMerit Corp.	8,613	122,218
FNB Corp.	4,049	43,000
Grupo Financiero Santander Mexico SAB de CV ADR†	79	1,278
M&T Bank Corp.	4,826	475,216
PacWest Bancorp	4,129	102,317
Penns Woods Bancorp, Inc.	334	12,495
Sterling Bancorp	7,011	63,870

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks-Commercial (continued)
SVB Financial Group†	1,450	$81,157
Texas Capital Bancshares, Inc.†	280	12,550
TrustCo Bank Corp.	8,414	44,426
Washington Trust Bancorp, Inc.	4,187	110,160
Westamerica Bancorporation	1,073	45,699

		2,806,058

Banks-Fiduciary — 0.1%
State Street Corp.	4,550	213,895

Banks-Super Regional — 1.6%
Banco Latinoamericano de Comercio Exterior SA, Class E	21,400	461,384
PNC Financial Services Group, Inc.	14,073	820,596
US Bancorp	32,018	1,022,655
Wells Fargo & Co.	32,748	1,119,327

		3,423,962

Batteries/Battery Systems — 0.0%
EnerSys, Inc.†	141	5,306

Beverages-Non-alcoholic — 0.9%
Britvic PLC (LSE)(1)	36,600	242,475
Britvic PLC (OTC)	200	1,362
Coca Cola Hellenic Bottling Co SA ADR	1,395	32,880
Coca-Cola Co.	14,724	533,745
Dr Pepper Snapple Group, Inc.	16,070	709,972
Monster Beverage Corp.†	177	9,360
PepsiCo, Inc.	7,058	482,979

		2,012,773

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,943	186,145

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	68	9,143

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	279	17,711

Building & Construction Products-Misc. — 0.2%
Nortek, Inc.†	88	5,830
Simpson Manufacturing Co., Inc.	5,397	176,968
Trex Co., Inc.†	173	6,441
USG Corp.†	626	17,572
Wolseley PLC ADR	57,391	271,459

		478,270

Building & Construction-Misc. — 0.0%
Dycom Industries, Inc.†	370	7,326
MasTec, Inc.†	470	11,717

		19,043

Building Products-Air & Heating — 0.0%
AAON, Inc.	345	7,200

Building Products-Cement — 0.0%
Eagle Materials, Inc.	339	19,831

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	6,045	144,899

Building-Heavy Construction — 0.1%
Granite Construction, Inc.	3,400	114,308

Building-Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	123	6,148

Security Description	Shares	Value (Note 2)

Building-Residential/Commercial — 0.0%
Ryland Group, Inc.	285	$10,403

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	1,145	42,800
DIRECTV†	593	29,745
Liberty Global, Inc., Class A†	314	19,779
Time Warner Cable, Inc.	282	27,407

		119,731

Casino Hotels — 0.0%
Ameristar Casinos, Inc.	446	11,703
Las Vegas Sands Corp.	422	19,480
Wynn Resorts, Ltd.	101	11,361

		42,544

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	413	6,075
SHFL Entertainment, Inc.†	482	6,989

		13,064

Cellular Telecom — 0.4%
China Mobile, Ltd. ADR	5,350	314,152
Comverse, Inc.†	201	5,735
Vodafone Group PLC ADR	21,413	539,393

		859,280

Chemicals-Diversified — 1.1%
Air Products & Chemicals, Inc.	2,372	199,295
Akzo Nobel NV ADR	24,600	553,500
Chemtura Corp.†	601	12,777
E.I. du Pont de Nemours & Co.	10,417	468,452
FMC Corp.	4,403	257,664
Georgia Gulf Corp.	186	7,678
Huntsman Corp.	7,219	114,782
Innophos Holdings, Inc.	149	6,929
Israel Chemicals, Ltd. ADR	29,600	359,344
Olin Corp.	388	8,377
PPG Industries, Inc.	1,657	224,275
Rockwood Holdings, Inc.	1,948	96,348

		2,309,421

Chemicals-Other — 0.0%
American Vanguard Corp.	271	8,420

Chemicals-Plastics — 0.0%
PolyOne Corp.	615	12,558

Chemicals-Specialty — 0.4%
Balchem Corp.	239	8,699
Cabot Corp.	5,500	218,845
Canexus Corp.	16,710	142,456
Ecolab, Inc.	306	22,001
H.B. Fuller Co.	411	14,311
Hawkins, Inc.	136	5,255
International Flavors & Fragrances, Inc.	3,633	241,740
OMNOVA Solutions, Inc.†	806	5,650
Sigma-Aldrich Corp.	2,536	186,599
Stepan Co.	140	7,776

		853,332

Coal — 0.1%
Alliance Resource Partners LP	2,678	155,511
SunCoke Energy, Inc.†	501	7,811

		163,322

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Coatings/Paint — 0.2%
RPM International, Inc.	4,466	$131,122
Sherwin-Williams Co.	101	15,536
Valspar Corp.	3,900	243,360

		390,018

Commercial Services — 0.2%
Acacia Research Corp.†	427	10,953
Arbitron, Inc.	229	10,690
CoStar Group, Inc.†	192	17,159
ExlService Holdings, Inc.†	271	7,181
Healthcare Services Group, Inc.	504	11,708
HMS Holdings Corp.†	671	17,392
ServiceSource International, Inc.†	561	3,282
Standard Parking Corp.†	240	5,278
Steiner Leisure, Ltd.†	184	8,867
Team, Inc.†	176	6,695
Weight Watchers International, Inc.	7,762	406,418

		505,623

Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	512	29,189
Cardtronics, Inc.†	339	8,048
Global Cash Access Holdings, Inc.†	822	6,444
Green Dot Corp., Class A†	306	3,733
Heartland Payment Systems, Inc.	292	8,614
Lender Processing Services, Inc.	10,131	249,425
Mastercard, Inc., Class A	97	47,654
Moody’s Corp.	359	18,065
TNS, Inc.†	367	7,608
Western Union Co.	949	12,916
WEX, Inc.†	291	21,933

		413,629

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	673	18,602
Autodesk, Inc.†	4,430	156,600

		175,202

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	490	7,830

Computer Services — 0.7%
Accenture PLC, Class A	632	42,028
Cognizant Technology Solutions Corp., Class A†	347	25,695
iGATE Corp.†	367	5,788
Indra Sistemas SA ADR	111,500	728,095
International Business Machines Corp.	4,101	785,546
j2 Global, Inc.	274	8,379
LivePerson, Inc.†	419	5,506
Manhattan Associates, Inc.†	177	10,680
Syntel, Inc.	113	6,056
Unisys Corp.†	190	3,287

		1,621,060

Computer Software — 0.0%
Blackbaud, Inc.	370	8,447
Cornerstone OnDemand, Inc.†	289	8,534

		16,981

Computers — 0.6%
Apple, Inc.	2,314	1,233,431

Security Description	Shares	Value (Note 2)

Computers-Integrated Systems — 0.1%
3D Systems Corp.†	315	$16,805
Cray, Inc.†	513	8,182
Diebold, Inc.	1,300	39,793
MTS Systems Corp.	1,310	66,718
Netscout Systems, Inc.†	310	8,057
Super Micro Computer, Inc.†	402	4,101
Teradata Corp.†	217	13,430

		157,086

Computers-Memory Devices — 0.2%
EMC Corp.†	14,201	359,285
NetApp, Inc.†	431	14,460

		373,745

Computers-Periphery Equipment — 0.0%
Stratasys, Ltd.†	188	15,068
Synaptics, Inc.†	329	9,860

		24,928

Consulting Services — 0.0%
Accretive Health, Inc.†	464	5,364
Advisory Board Co.†	280	13,101
Corporate Executive Board Co.	259	12,292
Huron Consulting Group, Inc.†	219	7,378
MAXIMUS, Inc.	237	14,983

		53,118

Consumer Products-Misc. — 0.4%
Clorox Co.	1,927	141,095
Kimberly-Clark Corp.	1,659	140,070
Kimberly-Clark de Mexico SAB de CV ADR	8,708	112,333
Prestige Brands Holdings, Inc.†	397	7,952
Spectrum Brands Holdings, Inc.	176	7,908
Tupperware Brands Corp.	5,113	327,743
WD-40 Co.	3,329	156,829

		893,930

Containers-Metal/Glass — 0.0%
Ball Corp.	349	15,618

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	2,349	90,366

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	771	11,072
Colgate-Palmolive Co.	363	37,948
Elizabeth Arden, Inc.†	154	6,931
Estee Lauder Cos., Inc., Class A	305	18,257
Procter & Gamble Co.	6,547	444,476

		518,684

Cruise Lines — 0.2%
Carnival Corp.	13,177	484,518

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	321	22,377
Fair Isaac Corp.	253	10,634
Fidelity National Information Services, Inc.	7,893	274,755
Fiserv, Inc.†	199	15,727
Pegasystems, Inc.	174	3,946

		327,439

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	254	8,519

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	544	$15,096

Diagnostic Equipment — 0.0%
Cepheid, Inc.†	484	16,364

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,268	45,927
OraSure Technologies, Inc.†	693	4,976
Quidel Corp.†	390	7,281

		58,184

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	1,918	211,997

Distribution/Wholesale — 0.7%
Arrow Electronics, Inc.†	6,800	258,944
Beacon Roofing Supply, Inc.†	382	12,713
Fastenal Co.	417	19,470
Genuine Parts Co.	14,479	920,575
MWI Veterinary Supply, Inc.†	109	11,990
Owens & Minor, Inc.	367	10,463
Pool Corp.	5,428	229,713
Titan Machinery, Inc.†	187	4,619
Watsco, Inc.	177	13,257

		1,481,744

Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co.	34,577	1,520,351

Diversified Financial Services — 0.1%
DFC Global Corp.†	313	5,794
Guoco Group, Ltd. ADR	9,800	236,376

		242,170

Diversified Manufacturing Operations — 1.3%
3M Co.	4,096	380,314
AZZ, Inc.	232	8,916
Blount International, Inc.†	447	7,072
Crane Co.	5,693	263,472
Eaton Corp. PLC	138	7,480
EnPro Industries, Inc.†	166	6,789
General Electric Co.	24,149	506,887
Illinois Tool Works, Inc.	497	30,223
Ingersoll-Rand PLC	387	18,560
Koppers Holdings, Inc.	203	7,744
Orkla ASA ADR	86,400	756,000
Parker Hannifin Corp.	7,922	673,845
Raven Industries, Inc.	242	6,379
Siemens AG ADR	2,600	284,622

		2,958,303

Diversified Minerals — 0.2%
AMCOL International Corp.	252	7,731
BHP Billiton, Ltd. ADR	5,198	407,731
Xstrata PLC ADR	2,900	9,918

		425,380

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	108	7,408

Drug Delivery Systems — 0.0%
Depomed, Inc.†	1,212	7,502
Nektar Therapeutics†	800	5,928

		13,430

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	1,732	$434,974
Blue Nile, Inc.†	156	6,006
eBay, Inc.†	8,183	417,497
Nutrisystem, Inc.	556	4,554

		863,031

E-Commerce/Services — 0.0%
Angie’s List, Inc.†	412	4,940
Move, Inc.†	802	6,087
OpenTable, Inc.†	175	8,540
priceline.com, Inc.†	47	29,196

		48,763

E-Marketing/Info — 0.0%
Active Network, Inc.†	508	2,494
comScore, Inc.†	472	6,504
Constant Contact, Inc.†	275	3,908
Liquidity Services, Inc.†	166	6,783
ValueClick, Inc.†	400	7,764

		27,453

E-Services/Consulting — 0.0%
Saba Software, Inc.†	671	5,865
Sapient Corp.†	1,100	11,616
Websense, Inc.†	434	6,527

		24,008

Electric Products-Misc. — 0.3%
AMETEK, Inc.	427	16,042
Emerson Electric Co.	9,999	529,547
Littelfuse, Inc.	143	8,825
Molex, Inc.	4,877	133,288

		687,702

Electric-Generation — 0.2%
APR Energy PLC ADR	24,700	339,872

Electric-Integrated — 1.4%
Alliant Energy Corp.	1,324	58,137
Duke Energy Corp.	3,096	197,525
Edison International	4,500	203,355
Great Plains Energy, Inc.	1,676	34,040
NextEra Energy, Inc.	8,853	612,539
Northeast Utilities	17,346	677,882
Pepco Holdings, Inc.	3,776	74,047
PNM Resources, Inc.	4,100	84,091
SCANA Corp.	1,348	61,523
Wisconsin Energy Corp.	16,303	600,765
Xcel Energy, Inc.	20,641	551,321

		3,155,225

Electronic Components-Misc. — 0.5%
Garmin, Ltd.	2,828	115,439
OSI Systems, Inc.†	158	10,118
Plexus Corp.†	115	2,967
TE Connectivity, Ltd.	23,200	861,184

		989,708

Electronic Components-Semiconductors — 1.3%
Altera Corp.	481	16,566
Avago Technologies, Ltd.	3,766	119,231
Broadcom Corp., Class A	533	17,701
Cavium, Inc.†	413	12,890
Ceva, Inc.†	341	5,371
GT Advanced Technologies, Inc.†	892	2,694

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Intel Corp.	61,728	$1,273,449
LSI Corp.†	8,441	59,762
Microchip Technology, Inc.	34,988	1,140,259
Microsemi Corp.†	656	13,802
Monolithic Power Systems, Inc.	353	7,865
QLogic Corp.†	4,975	48,407
Semtech Corp.†	422	12,217
Silicon Image, Inc.†	1,226	6,081
Supertex, Inc.	3,322	58,301
Texas Instruments, Inc.	947	29,300
Volterra Semiconductor Corp.†	227	3,897

		2,827,793

Electronic Connectors — 0.0%
Amphenol Corp., Class A	263	17,016

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	443	7,540

Electronic Forms — 0.2%
Adobe Systems, Inc.†	10,342	389,687

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	486	19,897
Analogic Corp.	126	9,362
Badger Meter, Inc.	190	9,008
FARO Technologies, Inc.†	195	6,957
FLIR Systems, Inc.	3,100	69,161
Measurement Specialties, Inc.†	194	6,666
Trimble Navigation, Ltd.†	3,400	203,252

		324,303

Electronic Parts Distribution — 0.2%
Premier Farnell PLC (LSE)(1)	85,800	274,480
Premier Farnell PLC (OTC)	60,200	201,670

		476,150

Electronic Security Devices — 0.0%
Taser International, Inc.†	1,226	10,960

Energy-Alternate Sources — 0.0%
Clean Energy Fuels Corp.†	533	6,636
Solazyme, Inc.†	327	2,570

		9,206

Engineering/R&D Services — 0.2%
Exponent, Inc.†	122	6,811
Fluor Corp.	347	20,383
Jacobs Engineering Group, Inc.†	8,790	374,190

		401,384

Engines-Internal Combustion — 0.0%
Cummins, Inc.	234	25,354

Enterprise Software/Service — 0.7%
Advent Software, Inc.†	215	4,597
American Software, Inc., Class A	1,019	7,907
BMC Software, Inc.†	6,303	249,977
Guidewire Software, Inc.†	204	6,063
Informatica Corp.†	2,952	89,505
MicroStrategy, Inc., Class A†	58	5,416
Omnicell, Inc.†	4,455	66,246
Oracle Corp.	19,264	641,877
PROS Holdings, Inc.†	391	7,151
QLIK Technologies, Inc.†	671	14,574

Security Description	Shares	Value (Note 2)

Enterprise Software/Service (continued)
SAP AG ADR	2,700	$217,026
Tyler Technologies, Inc.†	2,093	101,385
Ultimate Software Group, Inc.†	196	18,504

		1,430,228

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	831	9,149

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	369	9,760

Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	223	9,524

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	316	15,098
Pall Corp.	287	17,295

		32,393

Finance-Consumer Loans — 0.0%
Encore Capital Group, Inc.†	177	5,420
Portfolio Recovery Associates, Inc.†	127	13,571
World Acceptance Corp.†	82	6,114

		25,105

Finance-Credit Card — 0.0%
American Express Co.	622	35,753
Visa, Inc., Class A	459	69,575

		105,328

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	25,907	372,024
Greenhill & Co., Inc.	245	12,738
LPL Financial Holdings, Inc.	372	10,475
Stifel Financial Corp.†	240	7,673

		402,910

Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	188	5,824

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	1,222	4,228
Deutsche Boerse AG ADR	88,600	547,548
Higher One Holdings, Inc.†	445	4,690
IntercontinentalExchange, Inc.†	96	11,886
MarketAxess Holdings, Inc.	294	10,378
NYSE Euronext	10,536	332,306

		911,036

Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	674	5,688
Sturm Ruger & Co., Inc.	149	6,765

		12,453

Fisheries — 0.2%
Marine Harvest ASA ADR†	19,200	351,360

Food-Canned — 0.0%
TreeHouse Foods, Inc.†	192	10,009

Food-Confectionery — 0.0%
Hershey Co.	175	12,639
Tootsie Roll Industries, Inc.	244	6,324

		18,963

Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	210	7,193

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food-Misc./Diversified — 0.8%
B&G Foods, Inc.	3,037	$85,977
Campbell Soup Co.	1,200	41,868
General Mills, Inc.	8,192	331,039
Hain Celestial Group, Inc.†	265	14,368
J&J Snack Foods Corp.	119	7,609
Kellogg Co.	266	14,856
Kraft Foods Group, Inc.	10,901	495,668
Lancaster Colony Corp.	109	7,542
McCormick & Co., Inc.	209	13,278
Mondelez International, Inc., Class A	15,363	391,296
Snyders-Lance, Inc.	341	8,222
Unilever NV	8,200	314,060

		1,725,783

Food-Retail — 0.8%
Dairy Farm International Holdings, Ltd. ADR	4,600	251,574
Kroger Co.	33,885	881,688
SUPERVALU, Inc.	1,702	4,204
Tesco PLC ADR	33,000	547,140
Whole Foods Market, Inc.	189	17,261

		1,701,867

Food-Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	200	5,042
Sysco Corp.	813	25,740
United Natural Foods, Inc.†	377	20,203

		50,985

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	728	10,476
Steven Madden, Ltd.†	291	12,301
Wolverine World Wide, Inc.	336	13,769

		36,546

Forestry — 0.0%
Deltic Timber Corp.	80	5,650

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	40,200	146,328

Gas-Distribution — 0.7%
Just Energy Group, Inc.	4,850	46,272
Sempra Energy	18,746	1,329,841
Vectren Corp.	2,639	77,587

		1,453,700

Gold Mining — 0.4%
Banro Corp.†	140,600	393,680
Barrick Gold Corp.	15,510	543,005
Gold Resource Corp.	252	3,883

		940,568

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	96	8,954

Heart Monitors — 0.0%
HeartWare International, Inc.†	119	9,990

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,768	61,643

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	202	5,193
Select Comfort Corp.†	457	11,960

		17,153

Security Description	Shares	Value (Note 2)

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	237	$8,833
Red Lion Hotels Corp.†	12,884	101,655
Ryman Hospitality Properties	172	6,615
Starwood Hotels & Resorts Worldwide, Inc.	245	14,053
Wyndham Worldwide Corp.	201	10,695

		141,851

Housewares — 0.0%
Libbey, Inc.†	332	6,424

Human Resources — 0.4%
Adecco SA ADR†	19,200	507,840
Insperity, Inc.	187	6,089
Kforce, Inc.	490	7,022
On Assignment, Inc.†	422	8,558
Robert Half International, Inc.	4,011	127,630
Team Health Holdings, Inc.†	261	7,509
TrueBlue, Inc.†	6,648	104,706

		769,354

Import/Export — 0.1%
Mitsui & Co., Ltd. ADR	400	120,200

Industrial Automated/Robotic — 0.0%
Cognex Corp.	323	11,893
iRobot Corp.†	266	4,985
Rockwell Automation, Inc.	256	21,501

		38,379

Industrial Gases — 0.0%
Praxair, Inc.	287	31,412

Instruments-Controls — 0.2%
Honeywell International, Inc.	5,744	364,572
Woodward, Inc.	520	19,827

		384,399

Instruments-Scientific — 0.3%
FEI Co.	3,269	181,299
Fluidigm Corp.†	462	6,611
Thermo Fisher Scientific, Inc.	2,800	178,584
Waters Corp.†	2,276	198,285

		564,779

Insurance Brokers — 0.0%
eHealth, Inc.†	350	9,618
Marsh & McLennan Cos., Inc.	497	17,132

		26,750

Insurance-Life/Health — 0.1%
Protective Life Corp.	2,872	82,082
StanCorp Financial Group, Inc.	2,154	78,987

		161,069

Insurance-Multi-line — 1.3%
ACE, Ltd.	15,313	1,221,978
Allianz SE ADR	17,602	243,260
Allstate Corp.	12,366	496,742
MetLife, Inc.	22,264	733,376
XL Group PLC	6,488	162,589

		2,857,945

Insurance-Property/Casualty — 1.4%
Catlin Group, Ltd. ADR	47,600	799,204
Chubb Corp.	5,252	395,581

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Property/Casualty (continued)
Fidelity National Financial, Inc., Class A	52,055	$1,225,895
Hanover Insurance Group, Inc.	372	14,411
HCC Insurance Holdings, Inc.	15,293	569,053
OneBeacon Insurance Group, Ltd., Class A	4,877	67,790
QBE Insurance Group, Ltd. ADR	1,000	11,430

		3,083,364

Insurance-Reinsurance — 0.4%
Alterra Capital Holdings, Ltd.	7,948	224,054
PartnerRe, Ltd.	1,462	117,676
Swiss Re AG ADR	5,016	362,657
Validus Holdings, Ltd.	2,206	76,284

		780,671

Internet Application Software — 0.0%
Dealertrack Technologies, Inc.†	283	8,128
VirnetX Holding Corp.†	325	9,516
Vocus, Inc.†	236	4,101

		21,745

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.	400	9,056

Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	585	15,579

Internet Content-Information/News — 0.0%
Bankrate, Inc.†	402	5,005
Dice Holdings, Inc.†	620	5,692
HealthStream, Inc.†	223	5,421

		16,118

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	139	13,504
Responsys, Inc.†	533	3,177

		16,681

Internet Security — 0.0%
Sourcefire, Inc.†	209	9,869
VeriSign, Inc.†	260	10,093
Zix Corp.†	2,192	6,138

		26,100

Internet Telephone — 0.0%
BroadSoft, Inc.†	219	7,956

Intimate Apparel — 0.0%
Warnaco Group, Inc.†	250	17,892

Investment Companies — 0.0%
Ares Capital Corp.	5,404	94,570

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	2,075	129,957
BlackRock, Inc.	4,643	959,755
Cohen & Steers, Inc.	159	4,845
Epoch Holding Corp.	239	6,668
Financial Engines, Inc.†	399	11,072
Franklin Resources, Inc.	4,330	544,281
GAMCO Investors, Inc., Class A	186	9,871
T. Rowe Price Group, Inc.	3,462	225,480
Westwood Holdings Group, Inc.	212	8,671

		1,900,600

Security Description	Shares	Value (Note 2)

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.	1,244	$12,378
II-VI, Inc.†	366	6,687

		19,065

Leisure Products — 0.2%
Brunswick Corp.	709	20,625
Sega Sammy Holdings, Inc. ADR	85,400	356,972

		377,597

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	334	22,622
Universal Display Corp.†	305	7,814

		30,436

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	7,613	370,601

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,572	140,820

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	178	11,066

Machinery-Farming — 0.6%
AGCO Corp.†	950	46,664
Deere & Co.	13,335	1,152,411
Lindsay Corp.	104	8,332

		1,207,407

Machinery-General Industrial — 0.1%
Altra Holdings, Inc.	289	6,373
Applied Industrial Technologies, Inc.	2,421	101,706
Chart Industries, Inc.†	232	15,467
DXP Enterprises, Inc.†	120	5,888
IDEX Corp.	3,302	153,642
Middleby Corp.†	127	16,283
Robbins & Myers, Inc.	96	5,707
Sauer-Danfoss, Inc.	118	6,298
Tennant Co.	135	5,933

		317,297

Machinery-Pumps — 0.0%
Flowserve Corp.	123	18,056
Gorman-Rupp Co.	219	6,533

		24,589

Medical Information Systems — 0.1%
athenahealth, Inc.†	257	18,877
Cerner Corp.†	180	13,975
Computer Programs & Systems, Inc.	1,185	59,653
Medidata Solutions, Inc.†	182	7,132
Quality Systems, Inc.	349	6,059

		105,696

Medical Instruments — 0.5%
Abaxis, Inc.	173	6,418
ArthroCare Corp.†	190	6,572
Conceptus, Inc.†	277	5,820
DexCom, Inc.†	610	8,302
Edwards Lifesciences Corp.†	3,336	300,807
Endologix, Inc.†	563	8,017
Genomic Health, Inc.†	164	4,471
Integra LifeSciences Holdings Corp.†	89	3,468
Intuitive Surgical, Inc.†	42	20,596
MAKO Surgical Corp.†	365	4,698

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments (continued)
Medtronic, Inc.	15,082	$618,664
Spectranetics Corp.†	486	7,178
St. Jude Medical, Inc.	388	14,022
Techne Corp.	1,683	115,016
Vascular Solutions, Inc.†	603	9,527
Volcano Corp.†	390	9,208

		1,142,784

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	204	5,853
Covance, Inc.†	1,700	98,209
Laboratory Corp. of America Holdings†	148	12,820

		116,882

Medical Products — 0.7%
ABIOMED, Inc.†	351	4,724
Accuray, Inc.†	1,148	7,382
Baxter International, Inc.	546	36,396
Becton, Dickinson and Co.	6,148	480,712
Cantel Medical Corp.	222	6,600
Covidien PLC	7,400	427,276
Cyberonics, Inc.†	191	10,033
Haemonetics Corp.†	306	12,497
Luminex Corp.†	416	6,972
NxStage Medical, Inc.†	524	5,895
Orthofix International NV†	130	5,113
PSS World Medical, Inc.†	428	12,361
Stryker Corp.	354	19,406
Teleflex, Inc.	5,216	371,953
Varian Medical Systems, Inc.†	2,795	196,321
West Pharmaceutical Services, Inc.	129	7,063

		1,610,704

Medical Sterilization Products — 0.0%
STERIS Corp.	276	9,585

Medical-Biomedical/Gene — 0.4%
Acorda Therapeutics, Inc.†	338	8,403
Affymax, Inc.†	356	6,764
Alexion Pharmaceuticals, Inc.†	209	19,606
Alnylam Pharmaceuticals, Inc.†	422	7,701
AMAG Pharmaceuticals, Inc.†	367	5,399
Amgen, Inc.	716	61,805
Arena Pharmaceuticals, Inc.†	1,289	11,627
Arqule, Inc.†	958	2,673
Biogen Idec, Inc.†	238	34,907
Celgene Corp.†	453	35,660
Cubist Pharmaceuticals, Inc.†	476	20,021
Curis, Inc.†	1,069	3,667
Dendreon Corp.†	1,524	8,047
Dynavax Technologies Corp.†	1,652	4,725
Exact Sciences Corp.†	701	7,424
Exelixis, Inc.†	1,737	7,938
Gilead Sciences, Inc.†	6,152	451,864
Halozyme Therapeutics, Inc.†	950	6,374
Immunogen, Inc.†	587	7,484
InterMune, Inc.†	514	4,981
Life Technologies Corp.†	3,475	170,553
Ligand Pharmaceuticals, Inc., Class B†	247	5,123
Medicines Co.†	422	10,115
NPS Pharmaceuticals, Inc.†	597	5,433
PDL BioPharma, Inc.	891	6,282

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	91	$15,567
Seattle Genetics, Inc.†	746	17,307
Spectrum Pharmaceuticals, Inc.	563	6,300
Vertex Pharmaceuticals, Inc.†	269	11,282
Vical, Inc.†	1,495	4,350
ZIOPHARM Oncology, Inc.†	1,049	4,364

		973,746

Medical-Drugs — 3.6%
Abbott Laboratories	23,044	1,509,382
Achillion Pharmaceuticals, Inc.†	739	5,927
Akorn, Inc.†	437	5,838
Alkermes PLC†	927	17,168
Allergan, Inc.	6,454	592,025
Auxilium Pharmaceuticals, Inc.†	391	7,245
Bristol-Myers Squibb Co.	12,552	409,070
Forest Laboratories, Inc.†	1,759	62,128
GlaxoSmithKline PLC ADR	14,623	635,662
Idenix Pharmaceuticals, Inc.†	659	3,196
Ironwood Pharmaceuticals, Inc.†	661	7,331
Jazz Pharmaceuticals PLC†	314	16,705
Johnson & Johnson	12,872	902,327
MAP Pharmaceuticals, Inc.†	379	5,954
Merck & Co., Inc.	23,401	958,037
Novartis AG ADR	17,376	1,099,901
Opko Health, Inc.†	1,104	5,310
Optimer Pharmaceuticals, Inc.†	559	5,059
Pfizer, Inc.	38,956	977,017
Rigel Pharmaceuticals, Inc.†	568	3,692
Roche Holding AG ADR	12,928	652,864
Santarus, Inc.†	548	6,017
Sciclone Pharmaceuticals, Inc.†	798	3,439
Vivus, Inc.†	767	10,293

		7,901,587

Medical-Generic Drugs — 0.2%
Impax Laboratories, Inc.†	531	10,880
Mylan, Inc.†	647	17,779
Perrigo Co.	131	13,628
Teva Pharmaceutical Industries, Ltd. ADR	9,123	340,653
Watson Pharmaceuticals, Inc.†	1,367	117,562

		500,502

Medical-HMO — 0.0%
Centene Corp.†	398	16,318
Health Net, Inc.†	1,225	29,767
WellCare Health Plans, Inc.†	140	6,817

		52,902

Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	284	6,626
Universal Health Services, Inc., Class B	8,288	400,725

		407,351

Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp.	282	10,403

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	423	18,265
McKesson Corp.	5,248	508,846

		527,111

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal Processors & Fabrication — 0.1%
Haynes International, Inc.	130	$6,743
Precision Castparts Corp.	1,604	303,830
RBC Bearings, Inc.†	148	7,410
Sun Hydraulics Corp.	201	5,242

		323,225

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	7,119	243,470

Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	3,150	150,318
Hillenbrand, Inc.	390	8,818
John Bean Technologies Corp.	401	7,126
Trimas Corp.†	281	7,856

		174,118

Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.†	695	11,398

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	2,483	121,270

MRI/Medical Diagnostic Imaging — 0.0%
CML HealthCare, Inc.	5,977	39,899

Multimedia — 0.6%
News Corp., Class A	775	19,793
Viacom, Inc., Class B	6,586	347,346
Walt Disney Co.	18,329	912,601

		1,279,740

Networking Products — 0.2%
Anixter International, Inc.	133	8,509
Cisco Systems, Inc.	11,297	221,986
Infinera Corp.†	1,219	7,083
Ixia†	389	6,605
LogMeIn, Inc.†	239	5,356
NETGEAR, Inc.†	137	5,401
Polycom, Inc.†	7,333	76,703
Procera Networks, Inc.†	260	4,823

		336,466

Non-Ferrous Metals — 0.4%
Cameco Corp.	49,000	966,280

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,345	244,759
Waste Connections, Inc.	5,704	192,738

		437,497

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	427	9,146
HNI Corp.	7,029	211,292
Interface, Inc.	501	8,056
Knoll, Inc.	304	4,670

		233,164

Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	571	4,191

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	7,200	426,816
Nabors Industries, Ltd.†	4,821	69,663

		496,479

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production — 1.8%
Abraxas Petroleum Corp.†	1,573	$3,445
Apache Corp.	6,670	523,595
Approach Resources, Inc.†	250	6,253
Berry Petroleum Co., Class A	1,038	34,825
BreitBurn Energy Partners LP	4,800	88,656
Cabot Oil & Gas Corp.	309	15,370
Carrizo Oil & Gas, Inc.†	326	6,820
Cimarex Energy Co.	3,400	196,282
CNOOC, Ltd. ADR	575	126,500
Concho Resources, Inc.†	158	12,728
Contango Oil & Gas Co.	100	4,236
Devon Energy Corp.	5,636	293,297
Encana Corp.	22,969	453,867
Energen Corp.	3,550	160,070
Energy XXI Bermuda, Ltd.	464	14,936
EOG Resources, Inc.	297	35,875
FX Energy, Inc.†	859	3,531
Goodrich Petroleum Corp.†	381	3,551
Gulfport Energy Corp.†	159	6,077
Halcon Resources Corp.†	1,007	6,968
Kodiak Oil & Gas Corp.†	2,049	18,134
Northern Oil and Gas, Inc.†	513	8,629
Oasis Petroleum, Inc.†	624	19,843
Occidental Petroleum Corp.	16,079	1,231,812
Pengrowth Energy Corp.	15,220	75,740
Penn West Petroleum, Ltd.	46,970	510,094
Pioneer Natural Resources Co.	156	16,628
Range Resources Corp.	218	13,697
Rosetta Resources, Inc.†	422	19,142
Vaalco Energy, Inc.†	682	5,899
Vermilion Energy, Inc.	2,194	114,630
Zargon Oil & Gas, Ltd.	3,467	29,208

		4,060,338

Oil Companies-Integrated — 3.0%
Chevron Corp.	17,263	1,866,821
Exxon Mobil Corp.	17,122	1,481,909
Marathon Oil Corp.	16,724	512,758
Marathon Petroleum Corp.	15,393	969,759
Royal Dutch Shell PLC ADR, Class B	10,369	735,058
Total SA ADR	18,300	951,783

		6,518,088

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	327	18,463
Dril-Quip, Inc.†	301	21,988
Flotek Industries, Inc.†	522	6,368
FMC Technologies, Inc.†	337	14,434
Lufkin Industries, Inc.	280	16,276
Natural Gas Services Group, Inc.†	5,617	92,231

		169,760

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	9,787	455,585
Suburban Propane Partners LP	2,553	99,209
Western Refining, Inc.	231	6,512

		561,306

Oil-Field Services — 0.1%
Halliburton Co.	561	19,461
Schlumberger, Ltd.	3,342	231,567
Targa Resources Corp.	270	14,267

		265,295

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Paper & Related Products — 0.0%
Buckeye Technologies, Inc.	200	$5,742
Clearwater Paper Corp.†	182	7,127
Wausau Paper Corp.	694	6,010

		18,879

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	419	8,891
Masimo Corp.	422	8,866

		17,757

Pharmacy Services — 0.0%
Catamaran Corp.†	260	12,249
Express Scripts Holding Co.†	782	42,228

		54,477

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.†	597	12,603
U.S. Physical Therapy, Inc.	196	5,398

		18,001

Physicians Practice Management — 0.0%
IPC The Hospitalist Co., Inc.†	134	5,321

Pipelines — 1.0%
Atlas Pipeline Partners LP	4,098	129,374
Crosstex Energy, Inc.	545	7,815
Enterprise Products Partners LP	13,372	669,670
Kinder Morgan Energy Partners LP	6,920	552,147
Kinder Morgan, Inc.	20,523	725,078
ONEOK, Inc.	674	28,813
Williams Cos., Inc.	711	23,278

		2,136,175

Poultry — 0.0%
Sanderson Farms, Inc.	230	10,937

Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	4,929	4,387
Hubbell, Inc., Class B	1,490	126,099

		130,486

Precious Metals — 0.0%
Coeur d’Alene Mines Corp.†	251	6,175
Paramount Gold and Silver Corp.†	2,192	5,085

		11,260

Printing-Commercial — 0.0%
Deluxe Corp.	258	8,318
Valassis Communications, Inc.	235	6,058
VistaPrint NV†	321	10,548

		24,924

Protection/Safety — 0.0%
Landauer, Inc.	1,444	88,387

Publishing-Books — 0.0%
McGraw-Hill Cos., Inc.	398	21,759

Radio — 0.0%
Sirius XM Radio, Inc.	7,105	20,533

Real Estate Investment Trusts — 2.8%
Acadia Realty Trust	475	11,913
Agree Realty Corp.	3,280	87,871
Alexandria Real Estate Equities, Inc.	5,952	412,593
American Capital Agency Corp.	29,688	859,171
American Tower Corp.	398	30,753

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Annaly Capital Management, Inc.	45,940	$644,998
Apartment Investment & Management Co., Class A	486	13,151
CapLease, Inc.	17,852	99,436
Capstead Mortgage Corp.	9,535	109,366
Colony Financial, Inc.	4,915	95,843
CYS Investments, Inc.	5,315	62,770
Digital Realty Trust, Inc.	22,009	1,494,191
DuPont Fabros Technology, Inc.	285	6,886
EastGroup Properties, Inc.	907	48,806
EPR Properties	1,875	86,456
Essex Property Trust, Inc.	1,201	176,127
Extra Space Storage, Inc.	487	17,722
FelCor Lodging Trust, Inc.†	1,399	6,533
Gladstone Commercial Corp.	778	13,965
Glimcher Realty Trust	1,084	12,022
Hatteras Financial Corp.	3,472	86,140
HCP, Inc.	7,986	360,807
Highwoods Properties, Inc.	363	12,142
Kilroy Realty Corp.	317	15,016
Medical Properties Trust, Inc.	7,442	89,006
Omega Healthcare Investors, Inc.	7,841	187,008
Plum Creek Timber Co., Inc.	2,425	107,597
Potlatch Corp.	204	7,995
PS Business Parks, Inc.	98	6,368
Regency Centers Corp.	364	17,152
Sabra Health Care REIT, Inc.	2,025	43,983
Simon Property Group, Inc.	234	36,993
Sovran Self Storage, Inc.	204	12,668
Strategic Hotels & Resorts, Inc.†	1,819	11,642
Sun Communities, Inc.	222	8,856
Tanger Factory Outlet Centers	9,534	326,063
UMH Properties, Inc.	969	10,010
Ventas, Inc.	1,463	94,685
Washington Real Estate Investment Trust	161	4,210
Weyerhaeuser Co.	15,450	429,819

		6,158,733

Real Estate Management/Services — 0.0%
HFF, Inc., Class A	303	4,515

Real Estate Operations & Development — 0.5%
Gafisa SA ADR†	93,500	434,775
LSL Property Services PLC (OTC)	300	1,305
LSL Property Services PLC (LSE)(1)	133,811	561,562

		997,642

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	313	15,403

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	135	4,508

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	9,202	260,232
Avis Budget Group, Inc.†	835	16,550
Hertz Global Holdings, Inc.†	14,275	232,254
McGrath RentCorp	3,834	111,263

		620,299

Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	516	4,154
PAREXEL International Corp.†	453	13,404

		17,558

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp.	269	$16,463
Vail Resorts, Inc.	80	4,327

		20,790

Respiratory Products — 0.0%
ResMed, Inc.	367	15,256

Retail-Apparel/Shoe — 0.1%
Aeropostale, Inc.†	654	8,509
ANN, Inc.†	382	12,927
Buckle, Inc.	221	9,865
Cato Corp., Class A	295	8,092
Express, Inc.†	764	11,529
Francesca’s Holdings Corp.†	265	6,879
Gap, Inc.	404	12,540
Genesco, Inc.†	187	10,285
Guess?, Inc.	2,617	64,221
Hot Topic, Inc.	680	6,562
Jos. A. Bank Clothiers, Inc.†	187	7,962
Limited Brands, Inc.	344	16,189
PVH Corp.	140	15,541
Ross Stores, Inc.	251	13,592
rue21, Inc.†	255	7,239
Vera Bradley, Inc.†	196	4,920

		216,852

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	46	16,304
O’Reilly Automotive, Inc.†	186	16,632

		32,936

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	271	8,680
Copart, Inc.†	8,838	260,721

		269,401

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	300	16,773

Retail-Building Products — 0.2%
Home Depot, Inc.	5,272	326,073
Lumber Liquidators Holdings, Inc.†	215	11,359

		337,432

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	900	10,665

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	246	13,063

Retail-Discount — 0.5%
Costco Wholesale Corp.	10,138	1,001,330
Dollar Tree, Inc.†	353	14,318
HSN, Inc.	276	15,202
Wal-Mart Stores, Inc.	1,127	76,895

		1,107,745

Retail-Drug Store — 0.1%
CVS Caremark Corp.	3,325	160,764

Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	741	14,820

Retail-Jewelry — 0.3%
Tiffany & Co.	11,364	651,612

Security Description	Shares	Value (Note 2)

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	8,625	$461,438
TJX Cos., Inc.	701	29,757

		491,195

Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	139	10,710

Retail-Pawn Shops — 0.0%
Ezcorp, Inc.†	256	5,084
First Cash Financial Services, Inc.†	223	11,065

		16,149

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	212	14,488

Retail-Restaurants — 0.7%
AFC Enterprises, Inc.†	253	6,611
BJ’s Restaurants, Inc.†	203	6,679
Bravo Brio Restaurant Group, Inc.†	350	4,701
Buffalo Wild Wings, Inc.†	128	9,321
CEC Entertainment, Inc.	249	8,264
Cheesecake Factory, Inc.	395	12,924
Chipotle Mexican Grill, Inc.†	141	41,942
Cracker Barrel Old Country Store, Inc.	129	8,290
DineEquity, Inc.†	151	10,117
Domino’s Pizza, Inc.	412	17,943
Jack in the Box, Inc.†	2,434	69,612
McDonald’s Corp.	6,662	587,655
Papa John’s International, Inc.†	153	8,406
Sonic Corp.†	528	5,496
Starbucks Corp.	11,244	602,903
Texas Roadhouse, Inc.	494	8,299
Yum! Brands, Inc.	2,110	140,104

		1,549,267

Retail-Sporting Goods — 0.0%
Cabela’s, Inc.†	303	12,650
Hibbett Sports, Inc.†	176	9,275
Zumiez, Inc.†	168	3,261

		25,186

Retail-Video Rentals — 0.0%
Coinstar, Inc.†	231	12,014

Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	205	11,759

Retirement/Aged Care — 0.0%
Emeritus Corp.†	339	8,380

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	9,300	480,531
Cooper Tire & Rubber Co.	441	11,184

		491,715

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	443	6,711

Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	249	6,086
Inmarsat PLC ADR	28,500	276,450
Loral Space & Communications, Inc.	94	5,138

		287,674

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	30,366	512,274

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Schools — 0.0%
American Public Education, Inc.†	219	$7,908
Capella Education Co.†	193	5,449
Grand Canyon Education, Inc.†	354	8,308
K12, Inc.†	307	6,275
Strayer Education, Inc.	81	4,550

		32,490

Security Services — 0.2%
Brink’s Co.	350	9,985
Secom Co., Ltd. ADR	36,800	461,472

		471,457

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	126	11,197
ION Geophysical Corp.†	1,115	7,259

		18,456

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	481	13,935
Cypress Semiconductor Corp.	10,901	118,167
Hittite Microwave Corp.†	221	13,724
Linear Technology Corp.	550	18,865
Maxim Integrated Products, Inc.	23,794	699,544
Micrel, Inc.	622	5,909
Power Integrations, Inc.	215	7,226
QUALCOMM, Inc.	4,956	307,371
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,183	226,220

		1,410,961

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	58,139	665,110
Cabot Microelectronics Corp.	208	7,386
Lam Research Corp.†	4,629	167,246
MKS Instruments, Inc.	1,436	37,020
Ultratech, Inc.†	232	8,654
Veeco Instruments, Inc.†	78	2,302

		887,718

Software Tools — 0.0%
VMware, Inc., Class A†	148	13,933

Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	4,325	268,582
Schnitzer Steel Industries, Inc., Class A	7,050	213,827

		482,409

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	625	9,813
Corning, Inc.	13,275	167,530

		177,343

Telecom Services — 0.4%
BCE, Inc.	13,272	569,900
Consolidated Communications Holdings, Inc.	10,807	172,048
Primus Telecommunications Group, Inc.	451	4,902
Virgin Media, Inc.	535	19,661
Vivendi SA ADR	4,300	98,083

		864,594

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	429	8,383
Comverse Technology, Inc.†	2,010	7,718

Security Description	Shares	Value (Note 2)

Telecommunication Equipment (continued)
Harris Corp.	2,928	$143,355

		159,456

Telephone-Integrated — 0.8%
AT&T, Inc.	16,024	540,169
CenturyLink, Inc.	9,363	366,281
General Communication, Inc., Class A†	580	5,562
Verizon Communications, Inc.	16,692	722,263
Windstream Corp.	10,041	83,139

		1,717,414

Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	12,533	158,166

Therapeutics — 0.0%
AVANIR Pharmaceuticals, Inc., Class A†	1,553	4,084
BioMarin Pharmaceutical, Inc.†	283	13,938
Isis Pharmaceuticals, Inc.†	854	8,933
Neurocrine Biosciences, Inc.†	942	7,046
Pharmacyclics, Inc.†	421	24,376
Questcor Pharmaceuticals, Inc.	394	10,528
Synageva BioPharma Corp.†	71	3,286
Theravance, Inc.†	495	11,024

		83,215

Tobacco — 0.3%
Altria Group, Inc.	1,455	45,716
Imperial Tobacco Group PLC ADR	5,600	433,944
Lorillard, Inc.	157	18,317
Philip Morris International, Inc.	1,374	114,922

		612,899

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,908	150,713

Toys — 1.2%
Hasbro, Inc.	28,117	1,009,400
LeapFrog Enterprises, Inc.†	595	5,135
Mattel, Inc.	42,791	1,567,007

		2,581,542

Transactional Software — 0.0%
ACI Worldwide, Inc.†	275	12,015
InnerWorkings, Inc.†	477	6,573
Synchronoss Technologies, Inc.†	285	6,010

		24,598

Transport-Equipment & Leasing — 0.1%
Fly Leasing, Ltd. ADR	5,597	68,955
Greenbrier Cos., Inc.†	5,698	92,137
TAL International Group, Inc.	3,526	128,276

		289,368

Transport-Marine — 0.1%
Kirby Corp.†	1,400	86,646
Tidewater, Inc.	2,300	102,764

		189,410

Transport-Rail — 0.5%
CSX Corp.	1,057	20,855
Genesee & Wyoming, Inc., Class A†	289	21,987
Norfolk Southern Corp.	5,994	370,669
Union Pacific Corp.	5,863	737,096

		1,150,607

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	278	$17,575
Expeditors International of Washington, Inc.	10,950	433,073
Hub Group, Inc., Class A†	296	9,946
United Parcel Service, Inc., Class B	8,395	618,963

		1,079,557

Transport-Truck — 0.1%
Celadon Group, Inc.	392	7,084
Con-way, Inc.	1,981	55,111
Forward Air Corp.	272	9,523
Knight Transportation, Inc.	470	6,876
Old Dominion Freight Line, Inc.†	517	17,723
Swift Transportation Co.†	919	8,381
Werner Enterprises, Inc.	227	4,919

		109,617

Travel Services — 0.0%
Ambassadors Group, Inc.	4,045	17,232
Interval Leisure Group, Inc.	315	6,108

		23,340

Venture Capital — 0.1%
Hercules Technology Growth Capital, Inc.	12,674	141,062

Veterinary Diagnostics — 0.0%
Neogen Corp.†	185	8,384
VCA Antech, Inc.†	4,387	92,347

		100,731

Virtual Reality Products — 0.0%
RealD, Inc.†	469	5,257

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	232	15,287
Star Scientific, Inc.†	1,609	4,312

		19,599

Water — 0.0%
California Water Service Group	4,300	78,905
Connecticut Water Service, Inc.	305	9,083
York Water Co.	845	14,847

		102,835

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	2,609	8,871

Web Hosting/Design — 0.0%
Equinix, Inc.†	66	13,609
NIC, Inc.	586	9,575
Web.com Group, Inc.†	382	5,654

		28,838

Web Portals/ISP — 0.4%
Google, Inc., Class A†	1,147	813,647

Wire & Cable Products — 0.0%
Belden, Inc.	336	15,117

Wireless Equipment — 0.0%
Aruba Networks, Inc.†	898	18,633
Crown Castle International Corp.†	314	22,658
InterDigital, Inc.	332	13,645
Motorola Solutions, Inc.	360	20,045

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment (continued)
SBA Communications Corp., Class A†	178	$12,642
ViaSat, Inc.†	278	10,814

		98,437

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	344	4,675

Total Common Stock (cost $112,521,122)		132,846,569

EXCHANGE-TRADED FUNDS — 1.6%
iShares MSCI Emerging Markets Index Fund (cost $3,111,058)	79,700	3,534,695

PREFERRED STOCK — 0.0%
Real Estate Investment Trusts — 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00% (cost $28,322)	1,666	44,566

ASSET BACKED SECURITIES — 4.6%
Diversified Financial Services — 4.6%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.55% due 05/25/2035	$511,413	496,301
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R4, Class M1 0.64% due 07/25/2035	450,000	380,844
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2007-4, Class AM 5.80% due 02/10/2051(2)	300,000	337,512
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/2036(3)	15,837	15,819
Bear Stearns Asset Backed Securities Trust Series 2005-AC6, Class 21A1 5.25% due 09/25/2020(4)	406,792	409,131
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.56% due 10/25/2035*(4)	54,277	52,760
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.82% due 02/25/2036*(4)	400,000	297,024
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 5A6 4.00% due 11/25/2036*(4)	302,969	314,573
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/2037*(3)(4)	218,426	216,002
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(4)	344,040	339,887
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 6A6 4.50% due 12/25/2036*(4)	151,039	157,986
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(2)	300,000	327,716

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.86% due 12/25/2034	$16,279	$16,162
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(4)	14,560	14,854
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.17% due 05/25/2034(4)	16,470	15,991
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/2047*(4)	247,692	260,462
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.49% due 10/25/2035	74,041	73,906
First Horizon Alternative Mtg. Securities FRS Series 2004-AA3, Class A3 2.56% due 09/25/2034(4)	200,000	189,798
Fremont Home Loan Trust FRS Series 2004-1, Class M2 0.96% due 02/25/2034	241,033	225,006
GS Mtg. Securities Corp. II VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(2)	300,000	354,401
Jefferies & Co., Inc. VRS Series 2009-R2, Class 2A 2.93% due 12/26/2037*(4)	291,339	292,195
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(4)	293,691	303,933
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2011-C5, Class A3 4.17% due 08/15/2046(2)	400,000	455,552
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class AM 5.33% due 01/12/2043(2)	200,000	209,349
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/2047(2)	340,000	391,324
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)	300,000	319,437
Morgan Stanley Capital I Trust VRS Series 2005-T17, Class AJ 4.84% due 12/13/2041(2)	300,000	313,991
Morgan Stanley Capital I Trust VRS Series 2005-HQ6, Class AJ 5.07% due 08/13/2042(2)	340,000	355,989
Morgan Stanley Capital I Trust VRS Series 2006-HQ10, Class AJ 5.39% due 11/12/2041(2)	400,000	356,124
Morgan Stanley Capital I Trust VRS Series2007-HQ11, Class AM 5.48% due 02/12/2044(2)	400,000	448,594

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 5A2 2.51% due 06/25/2036(4)	$112,118	$110,791
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 1B 3.03% due 07/26/2035*(4)	200,000	193,487
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 3.03% due 07/26/2035*(4)	300,000	266,412
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/2047*(4)	351,897	367,479
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.69% due 07/25/2035	200,000	196,330
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	135,495	138,518
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	93,820	97,166
Soundview Home Equity Loan Trust FRS Series 2005-CTX1, Class M1 0.63% due 11/25/2035	60,000	55,445
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.74% due 05/15/2043(2)	300,000	336,398
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.68% due 10/25/2034	35,799	33,658
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/2044*(2)	350,000	402,458

Total Asset Backed Securities (cost $9,662,144)		10,140,765

CONVERTIBLE BONDS & NOTES — 0.1%
Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035 (cost $138,249)	149,000	148,628

U.S. CORPORATE BONDS & NOTES — 14.6%
Aerospace/Defense — 0.3%
Lockheed Martin Corp. Notes 4.07% due 12/15/2042*	570,000	560,181

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 1.20% due 06/01/2015	250,000	253,579

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	500,000	525,000

Auto/Truck Parts & Equipment-Original — 0.1%
Accuride Corp. Senior Sec. Notes 9.50% due 08/01/2018	250,000	241,250

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
Wachovia Bank NA FRS Sub. Notes 0.69% due 11/03/2014	$250,000	$249,263

Banks-Super Regional — 0.6%
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	295,960
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/2021(5)	250,000	283,935
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	260,007
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/2014	250,000	262,905
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(5)	250,000	286,875

		1,389,682

Beverages-Non-alcoholic — 0.2%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	500,000	470,000

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	250,000	251,565

Cable/Satellite TV — 0.3%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	618,607

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	255,000

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.60% due 05/15/2014	107,000	116,821

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	250,000	250,000

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 0.75% due 05/11/2015	250,000	251,514

Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	240,000

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	$250,000	$271,130
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/2018(5)	500,000	553,630
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	250,000	263,022
Citigroup, Inc. Senior Notes 6.50% due 08/19/2013	250,000	258,649
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	569,988
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(5)	250,000	283,253
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	293,403

		2,493,075

Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Senior Notes 0.57% due 09/15/2014	250,000	249,700
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	580,391

		830,091

Electric-Integrated — 0.8%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/2013	500,000	504,185
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/2035	500,000	590,042
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	500,000	542,100

		1,636,327

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	635,495

Finance-Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	750,000	796,369
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	250,000	291,135

		1,087,504

Finance-Investment Banker/Broker — 0.4%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/2015	250,000	258,125
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/2018	250,000	262,500

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/2019	$250,000	$298,750

		819,375

Food-Misc./Diversified — 0.4%
Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	262,424
Ingredion, Inc. Senior Notes 4.63% due 11/01/2020	500,000	558,287

		820,711

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.30% due 04/01/2017	250,000	259,595

Independent Power Producers — 0.5%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	577,500
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	277,500
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/2019	250,000	275,000

		1,130,000

Insurance-Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 3.00% due 05/04/2015*	250,000	262,696

Insurance-Property/Casualty — 0.3%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	563,615

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 1.50% due 01/10/2014	250,000	252,815

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	274,546
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	284,991

		559,537

Medical-Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 2.90% due 11/06/2022*	250,000	254,595

Medical-HMO — 0.3%
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	500,000	557,500

Security Description	Principal Amount	Value (Note 2)

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	$250,000	$258,750

MRI/Medical Diagnostic Imaging — 0.3%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/2016	750,000	682,500

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	294,650

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	271,517

Oil Companies-Exploration & Production — 0.5%
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019*	500,000	537,500
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	537,500

		1,075,000

Oil Companies-Integrated — 0.1%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022*	250,000	279,355

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	266,250

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	450,000	488,250

Pipelines — 0.9%
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	250,000	265,289
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/2026	750,000	994,380
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/2032	500,000	710,376

		1,970,045

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	250,000	279,928

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	268,345
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	291,051

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	$250,000	$271,528
HCP, Inc. Senior Notes 6.00% due 03/01/2015	750,000	815,601
Health Care REIT, Inc. Senior Notes 3.63% due 03/15/2016	250,000	263,993
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	500,000	561,941
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	264,503
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/2013	250,000	251,017
Shurgard Storage Centers LLC Senior Notes 5.88% due 03/15/2013	1,000,000	1,010,780
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	500,000	555,303
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	245,123

		4,799,185

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	272,417

Retail-Automobile — 0.1%
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/2018	250,000	274,375

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 1.50% due 10/25/2015	250,000	257,317

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(6)(9)	125,000	13

Special Purpose Entities — 0.3%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. Company Guar. Notes 8.38% due 02/15/2018*	250,000	260,000
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(3)	250,000	270,412

		530,412

Steel-Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	500,000	553,885

Security Description	Principal Amount	Value (Note 2)

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	$250,000	$263,273

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	585,983

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 2.50% due 08/15/2015	250,000	260,644

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/2013	250,000	250,359

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	250,000	261,593

Total U.S. Corporate Bonds & Notes (cost $29,652,426)		32,011,094

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Banks-Commercial — 0.4%
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	265,692
ING Bank NV Senior Notes 4.00% due 03/15/2016*	250,000	266,055
Westpac Banking Corp. Senior Notes 3.00% due 08/04/2015	250,000	264,042

		795,789

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	565,000
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	500,000	528,750

		1,093,750

Diversified Banking Institutions — 0.1%
Morgan Stanley Senior Notes 6.00% due 05/13/2014	250,000	264,743

Diversified Minerals — 0.3%
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	537,032

Electric-Integrated — 0.1%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	253,448

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/2020	$500,000	$549,087

Medical-Drugs — 0.1%
Sanofi Senior Notes 1.20% due 09/30/2014	250,000	252,949

Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	579,746
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/2013	250,000	260,152
Petro-Canada Senior Notes 4.00% due 07/15/2013	750,000	762,259
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	250,000	281,455
Total Capital SA Company Guar. Notes 3.00% due 06/24/2015	250,000	264,063

		2,147,675

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	265,315

Property Trust — 0.1%
WT Finance Aust Pty, Ltd./Westfield Capital Company Guar. Notes 5.13% due 11/15/2014*	250,000	268,051

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.00% due 03/01/2021	500,000	498,566

Total Foreign Corporate Bonds & Notes (cost $6,563,990)		6,926,405

U.S. GOVERNMENT AGENCIES — 11.5%
Federal Home Loan Mtg. Corp. — 4.3%
0.63% due 12/29/2014	250,000	251,615
3.00% due 01/01/2027	327,578	349,396
3.00% due 02/01/2027	356,698	377,669
3.00% due 10/01/2032	198,002	207,974
3.00% due 04/01/2042	275,232	288,018
3.00% due 10/01/2042	355,032	374,242
3.50% due 02/01/2042	351,119	373,668
3.50% due 07/01/2042	398,273	427,336
3.50% due 09/01/2042	138,030	147,196
3.50% due 10/01/2042	198,401	213,623
4.00% due 08/01/2026	166,671	176,206
4.00% due 10/01/2039	135,048	144,214
4.00% due 12/01/2040	341,220	364,591
4.50% due 07/01/2039	537,113	592,653
4.50% due 03/01/2041	233,293	255,448
5.00% due 08/01/2033	329,215	360,390
5.00% due 04/01/2035	218,692	236,420

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 01/01/2040	$279,567	$310,677
5.00% due 06/01/2041	131,338	143,618
5.50% due 11/01/2017	49,013	52,713
5.50% due 01/01/2018	60,920	65,519
5.50% due 11/01/2018	144,521	157,260
5.50% due 05/01/2031	56,481	62,163
5.50% due 12/01/2033	237,058	257,941
5.50% due 09/01/2035	248,559	269,834
5.50% due 01/01/2036	185,747	205,883
6.00% due 04/01/2017	34,759	37,666
6.00% due 05/01/2017	59,652	64,640
6.00% due 05/01/2031	32,413	36,044
6.00% due 09/01/2032	21,385	23,780
6.00% due 01/01/2035	550,946	606,142
6.50% due 02/01/2014	1,412	1,425
6.50% due 01/01/2032	137,402	155,947
7.00% due 02/01/2015	2,996	3,184
7.00% due 03/01/2015	8,112	8,433
7.00% due 06/01/2015	2,571	2,723
7.00% due 03/01/2016	13,559	14,361
7.00% due 01/01/2032	18,168	21,414
7.50% due 12/01/2030	33,379	38,273
7.50% due 01/01/2031	54,421	66,674
7.50% due 02/01/2031	6,726	8,228
8.00% due 08/01/2030	12,562	13,120
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(4)	199,405	206,523
Series 4033, Class ED
2.50% due 10/15/2036(4)	387,194	397,137
Series 3805, Class EG
3.50% due 06/15/2040(4)	190,802	198,355
Series 3741, Class PI
4.00% due 02/15/2035(4)(7)	500,836	38,997
Series 3754, Class MB
4.00% due 01/15/2039(4)	300,000	320,242
Series 3924, Class LB
4.00% due 05/15/2039(4)	200,000	217,977
Series 3837, Class JZ
4.00% due 04/15/2041(4)	106,882	115,393
Series 3844, Class QE
4.50% due 12/15/2040(4)	147,858	162,441

		9,425,386

Federal National Mtg. Assoc. — 4.9%
2.00% due 10/01/2027	393,953	404,685
2.50% due 05/01/2027	367,972	385,067
2.50% due 06/01/2027	571,409	599,341
3.00% due 08/01/2042	191,204	200,550
3.00% due 12/01/2042	199,681	210,361
3.50% due 01/01/2041	166,990	178,177
3.50% due 03/01/2042	289,283	309,297
3.50% due 09/01/2042	218,537	236,592
4.00% due 09/01/2040	745,214	818,987
4.00% due 12/01/2040	252,238	280,992
4.00% due 01/01/2041	729,886	783,210
4.00% due 02/01/2041	225,860	242,362
4.00% due 11/01/2041	262,888	282,176
4.50% due 08/01/2040	345,991	374,947
4.50% due 09/01/2040	335,106	363,151
4.50% due 05/01/2041	166,345	182,657
5.00% due 08/01/2033	220,367	240,089
5.00% due 06/01/2034	265,294	288,374

32

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 08/01/2035	$189,622	$205,882
5.00% due 12/01/2039	227,753	251,126
5.00% due 05/01/2040	183,458	202,285
5.00% due 06/01/2040	345,347	383,377
5.50% due 02/01/2034	445,477	480,878
5.50% due 04/01/2034	169,090	184,989
5.50% due 08/01/2034	96,610	104,544
6.00% due 08/01/2018	15,188	16,590
6.00% due 05/01/2031	20,101	22,459
6.00% due 08/01/2031	168,628	188,409
6.00% due 04/01/2032	42,316	47,267
6.50% due 06/01/2019	15,627	17,399
6.50% due 09/01/2024	36,943	41,387
6.50% due 09/01/2025	6,603	7,450
6.50% due 11/01/2025	11,598	13,127
6.50% due 05/01/2026	20,292	22,983
6.50% due 11/01/2027	850	966
6.50% due 07/01/2029	97,673	112,102
6.50% due 01/01/2032	12,888	14,773
6.50% due 03/01/2032	99,449	117,670
6.50% due 04/01/2032	138,068	163,363
6.50% due 12/01/2032	39,290	44,717
6.50% due 07/01/2034	111,998	127,065
6.50% due 10/01/2037	156,439	175,793
7.00% due 05/01/2015	764	807
7.00% due 12/01/2015	834	881
7.00% due 04/01/2016	6,486	6,951
7.00% due 05/01/2029	13,690	16,373
7.00% due 09/01/2029	7,773	9,293
7.00% due 12/01/2029	1,444	1,606
7.00% due 01/01/2031	6,302	7,535
7.50% due 11/01/2030	23,664	26,330
7.50% due 01/01/2031	137,004	155,987
7.50% due 02/01/2031	20,725	22,796
7.50% due 03/01/2031	15,768	17,427
8.00% due 01/01/2016	63,380	67,646
Federal National Mtg. Assoc. REMIC
Series 2011-31, Class QA
4.00% due 04/25/2041(4)	130,225	130,743
Series 2009-26, Class AI
4.50% due 04/25/2024(4)(7)	4,026,157	290,236
Series 2009-19, Class PW
4.50% due 10/25/2036(4)	300,000	339,357
Series 2007-84, Class P
5.00% due 08/25/2037(4)	151,438	166,544
Series 2002-16, Class TM
7.00% due 04/25/2032(4)	237,004	277,612
Series 1993-248, Class SA FRS
7.63% due 08/25/2023(4)(8)	29,561	30,461

		10,896,201

Government National Mtg. Assoc. — 2.3%
3.50% due 05/20/2027	186,913	200,061
3.50% due 11/15/2041	271,975	295,778
4.00% due 10/15/2041	262,942	288,634
4.50% due 10/15/2039	247,399	275,010
4.50% due 06/15/2041	232,346	256,259
5.00% due 02/15/2040	234,177	257,605
5.50% due 07/20/2033	263,680	291,378
5.50% due 02/20/2034	186,484	207,395
5.50% due 03/20/2034	174,005	193,516
6.00% due 05/20/2032	67,947	76,638

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
6.00% due 07/20/2033	$155,814	$176,129
6.50% due 11/15/2023	33,180	37,665
6.50% due 12/15/2023	106,127	120,644
6.50% due 02/15/2024	31,179	36,028
6.50% due 03/20/2027	3,456	3,958
6.50% due 04/20/2027	21,284	24,377
6.50% due 04/20/2034	86,951	99,641
7.00% due 12/15/2022	5,815	6,732
7.00% due 05/15/2023	3,414	3,981
7.00% due 06/15/2023	2,554	2,978
7.00% due 12/15/2023	7,758	9,009
7.00% due 04/15/2028	12,576	15,026
7.50% due 08/15/2030	15,229	15,766
7.50% due 09/15/2030	4,827	5,188
7.50% due 11/15/2030	35,005	38,905
7.50% due 01/15/2031	18,647	22,806
Government National Mtg. Assoc. REMIC
Series 2012-125, Class IO
0.85% due 02/16/2053(4)(7)	1,995,024	148,613
Series 2012-131, Class IO VRS
0.92% due 02/16/2053(2)(7)	1,996,975	171,281
Series 2011-126, Class IO VRS
1.62% due 04/16/2053(2)(7)	3,909,703	321,061
Series 2009-94, Class KB
3.00% due 09/16/2039(4)	152,979	159,400
Series 2012-3, Class LA
3.50% due 03/20/2038(4)	390,931	415,034
Series 2011-27, Class CB VRS
3.50% due 07/16/2045(2)	150,000	165,016
Series 2011-128, Class BI
4.00% due 09/16/2026(4)(7)	1,504,950	171,465
Series 2011-28, Class V
4.00% due 02/20/2034(4)	284,787	314,928
Series 2010-165, Class IP
4.00% due 04/20/2038(4)(7)	840,781	104,649
Series 2002-70, Class PA
4.50% due 08/20/2032(4)	25,232	26,355
Series 2010-107, Class IO
4.50% due 04/20/2036(4)(7)	324,999	50,237

		5,009,146

Total U.S. Government Agencies (cost $24,201,356)		25,330,733

U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.3%
3.75% due 08/15/2041	250,000	293,828
6.25% due 08/15/2023	300,000	430,125

		723,953

United States Treasury Notes — 0.6%
1.75% due 10/31/2018	400,000	419,500
1.88% due 02/28/2014	240,000	244,622
2.13% due 05/31/2015	330,000	344,308
4.13% due 05/15/2015	250,000	272,481

		1,280,911

Total U.S. Government Treasuries (cost $1,942,829)		2,004,864

33

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

LOANS(10)(11) — 0.1%
Casino Hotels — 0.1%
CCM Merger, Inc. 7.00% due 02/01/2017 (cost $224,487)	$224,487	$225,396

Total Long-Term Investment Securities (cost $188,045,983)		213,213,715

REPURCHASE AGREEMENT — 2.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $5,997,003 and collateralized by $5,870,000 of United States Treasury Notes, bearing interest at 1.50% due 07/31/2016 and having approximate value of $6,112,146 (cost $5,997,000)	5,997,000	5,997,000

TOTAL INVESTMENTS (cost $194,042,983)(12)	99.7%	219,210,715
Other assets less liabilities	0.3	618,617

NET ASSETS	100.0%	$219,829,332

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $9,916,654 representing 4.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $1,078,517 representing 0.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2012.
(4)	Collateralized Mortgage Obligation
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Fair Valued Security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2012.
(9)	Illiquid Security. At December 31, 2012, the aggregate value of these securities was $13 representing 0.0% of net assets.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

LSE — London Stock Exchange

OTC — Over the Counter

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2012 and unless otherwise noted, the dates shown are the original maturity dates.

34

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$1,770,298	$242,475	$—	$2,012,773
Electronic Parts Distribution	201,670	274,480	—	476,150
Real Estate Operations & Development	436,080	561,562	—	997,642
Other Industries*	129,360,004	—	—	129,360,004
Exchange-Traded Funds	3,534,695	—	—	3,534,695
Preferred Stock	44,566	—	—	44,566
Asset Backed Securities	—	10,140,765	—	10,140,765
Convertible Bonds & Notes	—	148,628	—	148,628
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	32,011,081	—	32,011,081
Foreign Corporate Bonds & Notes	—	6,926,405	—	6,926,405
U.S. Government Agencies	—	25,330,733	—	25,330,733
U.S. Government Treasuries	—	2,004,864	—	2,004,864
Loans	—	225,396	—	225,396
Repurchase Agreement	—	5,997,000	—	5,997,000

Total	$135,347,313	$83,863,389	$13	$219,210,715

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.3%
Oil Companies-Integrated	5.5
Medical-Drugs	5.0
Diversified Manufacturing Operations	4.6
Repurchase Agreements	4.5
Investment Management/Advisor Services	3.2
Insurance-Life/Health	3.1
Computers	3.0
Applications Software	2.7
Oil Companies-Exploration & Production	2.7
Enterprise Software/Service	2.6
Networking Products	2.4
Medical-Biomedical/Gene	2.4
Web Portals/ISP	2.4
Retail-Building Products	2.2
Retail-Drug Store	2.2
Semiconductor Components-Integrated Circuits	2.1
Tobacco	2.1
Beverages-Non-alcoholic	2.1
Computers-Memory Devices	2.0
Telephone-Integrated	2.0
Medical-HMO	1.9
Banks-Super Regional	1.9
Oil & Gas Drilling	1.8
Cosmetics & Toiletries	1.7
Gold Mining	1.6
Television	1.5
E-Commerce/Products	1.4
Medical-Wholesale Drug Distribution	1.3
Aerospace/Defense	1.3
Machinery-Farming	1.2
Casino Hotels	1.2
Machinery-Construction & Mining	1.1
Building-Residential/Commercial	1.1
Medical-Generic Drugs	1.0
Hotels/Motels	1.0
Computer Services	1.0
Retail-Discount	0.9
Coffee	0.9
Retail-Bedding	0.9
Electric-Integrated	0.9
Transport-Services	0.9
Distribution/Wholesale	0.8
Medical Instruments	0.8
Finance-Credit Card	0.6
Retail-Major Department Stores	0.6
Retail-Apparel/Shoe	0.6
Financial Guarantee Insurance	0.6
Vitamins & Nutrition Products	0.6
Oil Field Machinery & Equipment	0.5
Medical Products	0.5
Multimedia	0.4
Instruments-Controls	0.4
Pharmacy Services	0.4
Gas-Distribution	0.4
Commercial Services-Finance	0.4
Cable/Satellite TV	0.4
Toys	0.4
Machinery-Pumps	0.4
E-Commerce/Services	0.3
Retail-Restaurants	0.3
Building-Heavy Construction	0.2

101.2%

*	Calculated as a percentage of net assets

36

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.7%
Aerospace/Defense — 1.3%
Boeing Co.	6,490	$489,086

Applications Software — 2.7%
Check Point Software Technologies, Ltd.†	5,500	262,020
Microsoft Corp.	30,355	811,389

		1,073,409

Banks-Super Regional — 1.9%
PNC Financial Services Group, Inc.	8,320	485,139
Wells Fargo & Co.	7,085	242,165

		727,304

Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	11,735	803,026

Building-Heavy Construction — 0.2%
Chicago Bridge & Iron Co. NV	1,520	70,452

Building-Residential/Commercial — 1.1%
D.R. Horton, Inc.	21,155	418,446

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	4,150	155,127

Casino Hotels — 1.2%
Las Vegas Sands Corp.	9,975	460,446

Coffee — 0.9%
Green Mountain Coffee Roasters, Inc.†	8,900	368,104

Commercial Services-Finance — 0.4%
Western Union Co.	11,935	162,435

Computer Services — 1.0%
Accenture PLC, Class A	2,500	166,250
International Business Machines Corp.	1,100	210,705

		376,955

Computers — 3.0%
Apple, Inc.	2,240	1,193,987

Computers-Memory Devices — 2.0%
EMC Corp.†	31,720	802,516

Cosmetics & Toiletries — 1.7%
Procter & Gamble Co.	9,620	653,102

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	4,615	311,189

Diversified Banking Institutions — 6.3%
Bank of America Corp.	21,895	253,982
Citigroup, Inc.	23,900	945,484
JPMorgan Chase & Co.	29,275	1,287,222

		2,486,688

Diversified Manufacturing Operations — 4.6%
Eaton Corp. PLC	18,455	1,000,261
General Electric Co.	39,160	821,968

		1,822,229

E-Commerce/Products — 1.4%
eBay, Inc.†	10,825	552,292

E-Commerce/Services — 0.3%
IAC/InterActiveCorp	2,370	112,101

Electric-Integrated — 0.9%
NextEra Energy, Inc.	4,965	343,528

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 2.6%
Oracle Corp.	30,405	$1,013,095

Finance-Credit Card — 0.6%
Discover Financial Services	6,475	249,611

Financial Guarantee Insurance — 0.6%
Assured Guaranty, Ltd.	16,800	239,064

Gas-Distribution — 0.4%
National Grid PLC ADR	3,000	172,320

Gold Mining — 1.6%
Barrick Gold Corp.	18,135	634,906

Hotel/Motels — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	6,715	385,172

Instruments-Controls — 0.4%
Honeywell International, Inc.	2,740	173,908

Insurance-Life/Health — 3.1%
Aflac, Inc.	22,850	1,213,792

Investment Management/Advisor Services — 3.2%
Ameriprise Financial, Inc.	2,570	160,959
BlackRock, Inc.	4,205	869,216
Waddell & Reed Financial, Inc., Class A	6,600	229,812

		1,259,987

Machinery-Construction & Mining — 1.1%
Joy Global, Inc.	6,805	434,023

Machinery-Farming — 1.2%
AGCO Corp.†	4,700	230,864
Deere & Co.	2,900	250,618

		481,482

Machinery-Pumps — 0.4%
Flowserve Corp.	1,005	147,534

Medical Instruments — 0.8%
St. Jude Medical, Inc.	8,125	293,638

Medical Products — 0.5%
Covidien PLC	3,140	181,304

Medical-Biomedical/Gene — 2.4%
Amgen, Inc.	10,945	944,772

Medical-Drugs — 5.0%
AstraZeneca PLC ADR	5,600	264,712
Eli Lilly & Co.	9,315	459,416
Johnson & Johnson	6,355	445,485
Merck & Co., Inc.	19,550	800,377

		1,969,990

Medical-Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	10,640	397,298

Medical-HMO — 1.9%
Aetna, Inc.	5,600	259,280
Cigna Corp.	4,515	241,372
UnitedHealth Group, Inc.	4,800	260,352

		761,004

Medical-Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	9,660	397,799
McKesson Corp.	1,200	116,352

		514,151

37

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multimedia — 0.4%
Walt Disney Co.	3,500	$174,265

Networking Products — 2.4%
Cisco Systems, Inc.	48,355	950,176

Oil & Gas Drilling — 1.8%
Ensco PLC, Class A	6,675	395,694
Noble Corp.	8,400	292,488

		688,182

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	8,530	633,864
Whiting Petroleum Corp.†	9,700	420,689

		1,054,553

Oil Companies-Integrated — 5.5%
BP PLC ADR	12,875	536,115
Chevron Corp.	1,305	141,123
Exxon Mobil Corp.	17,320	1,499,046

		2,176,284

Oil Field Machinery & Equipment — 0.5%
National Oilwell Varco, Inc.	2,700	184,545

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	3,200	172,800

Retail-Apparel/Shoe — 0.6%
Ross Stores, Inc.	4,500	243,675

Retail-Bedding — 0.9%
Bed Bath & Beyond, Inc.†	6,300	352,233

Retail-Building Products — 2.2%
Lowe’s Cos., Inc.	24,615	874,325

Retail-Discount — 0.9%
Wal-Mart Stores, Inc.	5,410	369,124

Retail-Drug Store — 2.2%
CVS Caremark Corp.	9,540	461,259
Walgreen Co.	10,455	386,940

		848,199

Retail-Major Department Stores — 0.6%
Nordstrom, Inc.	4,640	248,240

Retail-Restaurants — 0.3%
Starbucks Corp.	1,905	102,146

Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	7,555	317,763
QUALCOMM, Inc.	8,390	520,348

		838,111

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	1

Telephone-Integrated — 2.0%
AT&T, Inc.	23,190	781,735

Television — 1.5%
CBS Corp., Class B	15,085	573,984

Tobacco — 2.1%
Altria Group, Inc.	8,500	267,070
Philip Morris International, Inc.	6,705	560,806

		827,876

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.4%
Mattel, Inc.	4,140	$151,607

Transport-Services — 0.9%
United Parcel Service, Inc., Class B	4,505	332,154

Vitamins & Nutrition Products — 0.6%
Herbalife, Ltd.	6,900	227,286

Web Portals/ISP — 2.4%
Google, Inc., Class A†	1,330	943,462

Total Long-Term Investment Securities (cost $36,325,491)		37,964,436

REPURCHASE AGREEMENTS — 4.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$315,000	315,000
Barclays Capital PLC Joint Repurchase Agreement(1)	290,000	290,000
BNP Paribas SA Joint Repurchase Agreement(1)	290,000	290,000
Deutsche Bank AG Joint Repurchase Agreement(1)	110,000	110,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	400,000	400,000
UBS Securities LLC Joint Repurchase Agreement(1)	365,000	365,000

Total Repurchase Agreements (cost $1,770,000)		1,770,000

TOTAL INVESTMENTS (cost $38,095,491)(2)	101.2%	39,734,436
Liabilities in excess of other assets	(1.2)	(463,564)

NET ASSETS	100.0%	$39,270,872

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

38

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$2,486,688	$—	$—	$2,486,688
Medical-Drugs	1,969,990	—	—	1,969,990
Oil Companies-Integrated	2,176,284	—	—	2,176,284
Other Industries*	31,331,474	—	—	31,331,474
Repurchase Agreements	—	1,770,000	—	1,770,000

Total	$37,964,436	$1,770,000	$—	$39,734,436

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

39

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.5%
Oil Companies-Exploration & Production	3.7
Investment Management/Advisor Services	3.5
Medical-Drugs	3.3
Insurance-Life/Health	3.3
Repurchase Agreements	3.2
Oil Companies-Integrated	3.2
Diversified Manufacturing Operations	3.0
Computers	3.0
Applications Software	2.6
Distribution/Wholesale	2.3
Networking Products	2.2
Television	2.1
Retail-Apparel/Shoe	2.0
Oil & Gas Drilling	1.9
Computers-Memory Devices	1.9
Commercial Services-Finance	1.9
Medical-Biomedical/Gene	1.9
Cosmetics & Toiletries	1.8
Semiconductor Components-Integrated Circuits	1.8
Retail-Building Products	1.7
Banks-Super Regional	1.7
Medical-HMO	1.7
Enterprise Software/Service	1.6
Gold Mining	1.6
Tobacco	1.5
Web Portals/ISP	1.5
Finance-Credit Card	1.5
Beverages-Non-alcoholic	1.5
Retail-Discount	1.5
Telephone-Integrated	1.5
Machinery-Farming	1.4
Retail-Drug Store	1.4
Building-Residential/Commercial	1.3
Machinery-Pumps	1.1
Machinery-Construction & Mining	1.1
Aerospace/Defense	1.1
Medical-Generic Drugs	1.0
Coffee	1.0
Medical-Wholesale Drug Distribution	1.0
E-Commerce/Products	1.0
Computer Services	0.9
Medical Instruments	0.9
Retail-Bedding	0.9
E-Commerce/Services	0.9
Financial Guarantee Insurance	0.8
Electric-Integrated	0.8
Transport-Services	0.8
Wire & Cable Products	0.8
Hotels/Motels	0.7
Vitamins & Nutrition Products	0.7
Medical Products	0.7
Casino Hotels	0.7
Human Resources	0.7
Telecom Equipment-Fiber Optics	0.7
Building-Heavy Construction	0.7
Motorcycle/Motor Scooter	0.6
Oil Field Machinery & Equipment	0.6
Cable/Satellite TV	0.6
Retail-Major Department Stores	0.6
Electronic Measurement Instruments	0.5

Instruments-Controls	0.5%
Toys	0.5
Gas-Distribution	0.4
Schools	0.4
Web Hosting/Design	0.3
Aerospace/Defense-Equipment	0.3
Retail-Restaurants	0.3

100.1%

*	Calculated as a percentage of net assets

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Aerospace/Defense — 1.1%
Boeing Co.	55,565	$4,187,378

Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc.†	23,100	1,141,140

Applications Software — 2.6%
Check Point Software Technologies, Ltd.†	110,300	5,254,692
Microsoft Corp.	187,445	5,010,405

		10,265,097

Banks-Super Regional — 1.7%
PNC Financial Services Group, Inc.	75,540	4,404,737
Wells Fargo & Co.	59,300	2,026,874

		6,431,611

Beverages-Non-alcoholic — 1.5%
PepsiCo, Inc.	84,620	5,790,547

Building-Heavy Construction — 0.7%
Chicago Bridge & Iron Co. NV	54,355	2,519,354

Building-Residential/Commercial — 1.3%
D.R. Horton, Inc.	259,800	5,138,844

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	63,415	2,370,453

Casino Hotels — 0.7%
Las Vegas Sands Corp.	57,000	2,631,120

Coffee — 1.0%
Green Mountain Coffee Roasters, Inc.†	93,500	3,867,160

Commercial Services-Finance — 1.9%
Global Payments, Inc.	52,300	2,369,190
Western Union Co.	165,705	2,255,245
WEX, Inc.†	35,600	2,683,172

		7,307,607

Computer Services — 0.9%
iGATE Corp.†	231,050	3,643,658

Computers — 3.0%
Apple, Inc.	21,655	11,542,765

Computers-Memory Devices — 1.9%
EMC Corp.†	170,195	4,305,933
NetApp, Inc.†	89,900	3,016,145

		7,322,078

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	103,200	7,006,248

Distribution/Wholesale — 2.3%
Arrow Electronics, Inc.†	63,600	2,421,888
Fossil, Inc.†	19,400	1,806,140
WESCO International, Inc.†	71,900	4,848,217

		9,076,245

Diversified Banking Institutions — 5.5%
Bank of America Corp.	229,965	2,667,594
Citigroup, Inc.	201,000	7,951,560
JPMorgan Chase & Co.	242,140	10,646,896

		21,266,050

Diversified Manufacturing Operations — 3.0%
Eaton Corp. PLC	105,745	5,731,379
General Electric Co.	282,070	5,920,649

		11,652,028

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.0%
eBay, Inc.†	73,695	$3,759,919

E-Commerce/Services — 0.9%
IAC/InterActiveCorp	69,950	3,308,635

Electric-Integrated — 0.8%
NextEra Energy, Inc.	45,810	3,169,594

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	47,600	1,948,744

Enterprise Software/Service — 1.6%
Oracle Corp.	187,540	6,248,833

Finance-Credit Card — 1.5%
Discover Financial Services	150,580	5,804,859

Financial Guarantee Insurance — 0.8%
Assured Guaranty, Ltd.	227,883	3,242,775

Gas-Distribution — 0.4%
National Grid PLC ADR	27,200	1,562,368

Gold Mining — 1.6%
Barrick Gold Corp.	173,455	6,072,660

Hotel/Motels — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	47,435	2,720,872

Human Resources — 0.7%
Manpower, Inc.	60,300	2,559,132

Instruments-Controls — 0.5%
Honeywell International, Inc.	30,580	1,940,913

Insurance-Life/Health — 3.3%
Aflac, Inc.	240,616	12,781,522

Investment Management/Advisor Services — 3.5%
Ameriprise Financial, Inc.	91,960	5,759,455
BlackRock, Inc.	21,970	4,541,418
Waddell & Reed Financial, Inc., Class A	91,100	3,172,102

		13,472,975

Machinery-Construction & Mining — 1.1%
Joy Global, Inc.	68,835	4,390,296

Machinery-Farming — 1.4%
AGCO Corp.†	113,100	5,555,472

Machinery-Pumps — 1.1%
Flowserve Corp.	30,121	4,421,763

Medical Instruments — 0.9%
St. Jude Medical, Inc.	98,185	3,548,406

Medical Products — 0.7%
Covidien PLC	46,560	2,688,374

Medical-Biomedical/Gene — 1.9%
Amgen, Inc.	83,520	7,209,446

Medical-Drugs — 3.3%
Eli Lilly & Co.	110,255	5,437,777
Merck & Co., Inc.	183,340	7,505,939

		12,943,716

Medical-Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	63,905	2,386,213
Watson Pharmaceuticals, Inc.†	18,000	1,548,000

		3,934,213

41

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-HMO — 1.7%
Cigna Corp.	120,050	$6,417,873

Medical-Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	92,450	3,807,091

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	51,000	2,490,840

Networking Products — 2.2%
Cisco Systems, Inc.	436,035	8,568,088

Oil & Gas Drilling — 1.9%
Atwood Oceanics, Inc.†	63,958	2,928,637
Ensco PLC, Class A	23,175	1,373,814
Noble Corp.	90,900	3,165,138

		7,467,589

Oil Companies-Exploration & Production — 3.7%
Anadarko Petroleum Corp.	81,245	6,037,316
Newfield Exploration Co.†	95,400	2,554,812
Occidental Petroleum Corp.	20,235	1,550,203
Whiting Petroleum Corp.†	100,800	4,371,696

		14,514,027

Oil Companies-Integrated — 3.2%
BP PLC ADR	62,450	2,600,418
Exxon Mobil Corp.	114,450	9,905,647

		12,506,065

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	42,600	2,405,196

Retail-Apparel/Shoe — 2.0%
Ascena Retail Group, Inc.†	114,300	2,113,407
Buckle, Inc.	33,261	1,484,771
Chico's FAS, Inc.	107,000	1,975,220
Express, Inc.†	155,100	2,340,459

		7,913,857

Retail-Bedding — 0.9%
Bed Bath & Beyond, Inc.†	63,200	3,533,512

Retail-Building Products — 1.7%
Lowe's Cos., Inc.	189,150	6,718,608

Retail-Discount — 1.5%
Dollar Tree, Inc.†	78,000	3,163,680
Wal-Mart Stores, Inc.	38,200	2,606,386

		5,770,066

Retail-Drug Store — 1.4%
CVS Caremark Corp.	43,400	2,098,390
Walgreen Co.	84,685	3,134,192

		5,232,582

Retail-Major Department Stores — 0.6%
Nordstrom, Inc.	43,555	2,330,193

Retail-Restaurants — 0.3%
Starbucks Corp.	18,400	986,608

Schools — 0.4%
ITT Educational Services, Inc.†	90,038	1,558,558

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	72,235	3,038,204
QUALCOMM, Inc.	63,685	3,949,744

		6,987,948

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Equipment-Fiber Optics — 0.7%
JDS Uniphase Corp.†	187,400	$2,537,396

Telephone-Integrated — 1.5%
AT&T, Inc.	170,020	5,731,374

Television — 2.1%
CBS Corp., Class B	219,040	8,334,472

Tobacco — 1.5%
Altria Group, Inc.	67,800	2,130,276
Philip Morris International, Inc.	44,435	3,716,543

		5,846,819

Toys — 0.5%
Mattel, Inc.	47,950	1,755,929

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	42,975	3,168,547

Vitamins & Nutrition Products — 0.7%
Herbalife, Ltd.	82,600	2,720,844

Web Hosting/Design — 0.3%
Web.com Group, Inc.†	81,100	1,200,280

Web Portals/ISP — 1.5%
Google, Inc., Class A†	8,230	5,838,115

Wire & Cable Products — 0.8%
Belden, Inc.	67,800	3,050,322

Total Long-Term Investment Securities (cost $345,872,712)		375,837,669

REPURCHASE AGREEMENTS — 3.2%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$2,250,000	2,250,000
Barclays Capital PLC Joint Repurchase Agreement(1)	2,080,000	2,080,000
BNP Paribas SA Joint Repurchase Agreement(1)	2,080,000	2,080,000
Deutsche Bank AG Joint Repurchase Agreement(1)	810,000	810,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	2,785,000	2,785,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,595,000	2,595,000

Total Repurchase Agreements (cost $12,600,000)		12,600,000

TOTAL INVESTMENTS (cost $358,472,712)(2)	100.1%	388,437,669
Liabilities in excess of other assets	(0.1)	(458,235)

NET ASSETS	100.0%	$387,979,434

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

42

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$21,266,050	$—	$—	$21,266,050
Other Industries*	354,571,619	—	—	354,571,619
Repurchase Agreements	—	12,600,000	—	12,600,000

Total	$375,837,669	$12,600,000	$—	$388,437,669

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.8%
E-Commerce/Products	4.9
Repurchase Agreements	4.6
Computers	4.5
Retail-Apparel/Shoe	4.0
Applications Software	3.9
E-Commerce/Services	3.4
Medical-Biomedical/Gene	3.3
Building & Construction Products-Misc.	2.9
Retail-Restaurants	2.5
Medical-Drugs	2.3
Multimedia	2.1
Web Portals/ISP	2.1
Internet Content-Information/News	2.0
Computers-Integrated Systems	1.9
Electronic Measurement Instruments	1.9
X-Ray Equipment	1.8
Retail-Building Products	1.8
Electronic Design Automation	1.7
Medical Instruments	1.7
Computer Software	1.7
Pharmacy Services	1.6
Computers-Memory Devices	1.6
Coffee	1.5
Apparel Manufacturers	1.5
Tobacco	1.5
Filtration/Separation Products	1.5
Enterprise Software/Service	1.4
Medical-Wholesale Drug Distribution	1.3
Containers-Paper/Plastic	1.3
Real Estate Investment Trusts	1.3
Investment Management/Advisor Services	1.2
Retail-Sporting Goods	1.2
Internet Content-Entertainment	1.2
Retail-Discount	1.2
Telecommunication Equipment	1.1
Insurance Brokers	1.1
Web Hosting/Design	1.1
Machine Tools & Related Products	1.1
Computer Services	1.1
Beverages-Wine/Spirits	1.1
Radio	1.1
Containers-Metal/Glass	1.0
Auto/Truck Parts & Equipment-Original	1.0
Medical Labs & Testing Services	1.0
Retail-Drug Store	1.0
Finance-Other Services	1.0
Appliances	1.0
Insurance-Life/Health	1.0
Cable/Satellite TV	0.9
Finance-Credit Card	0.9
Networking Products	0.9
Human Resources	0.9
Internet Infrastructure Software	0.9
Coal	0.5
Heart Monitors	0.5
Internet Incubators	0.5
Internet Application Software	0.4
Retail-Automobile	0.4
Consumer Products-Misc.	0.1
Therapeutics	0.1

101.8%

*	Calculated as a percentage of net assets

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.2%
Apparel Manufacturers — 1.5%
Hanesbrands, Inc.†	436,540	$15,636,863

Appliances — 1.0%
Whirlpool Corp.	103,880	10,569,790

Applications Software — 3.9%
Imperva, Inc.†	179,600	5,662,788
Salesforce.com, Inc.†	127,070	21,360,467
ServiceNow, Inc.†	489,585	14,702,238

		41,725,493

Auto/Truck Parts & Equipment-Original — 1.0%
Allison Transmission Holdings, Inc.	233,224	4,762,434
WABCO Holdings, Inc.†	98,778	6,439,338

		11,201,772

Beverages-Wine/Spirits — 1.1%
Constellation Brands, Inc., Class A†	320,910	11,357,005

Building & Construction Products-Misc. — 2.9%
Louisiana-Pacific Corp.†	941,771	18,195,016
Owens Corning†	350,000	12,946,500

		31,141,516

Cable/Satellite TV — 0.9%
AMC Networks, Inc., Class A†	200,310	9,915,345

Coal — 0.5%
Peabody Energy Corp.	214,220	5,700,394

Coffee — 1.5%
Green Mountain Coffee Roasters, Inc.†	397,140	16,425,710

Computer Services — 1.1%
IHS, Inc., Class A†	118,630	11,388,480

Computer Software — 1.7%
Akamai Technologies, Inc.†	444,470	18,183,268

Computers — 4.5%
Apple, Inc.	89,425	47,666,208

Computers-Integrated Systems — 1.9%
MICROS Systems, Inc.†	285,950	12,135,718
Teradata Corp.†	131,735	8,153,079

		20,288,797

Computers-Memory Devices — 1.6%
EMC Corp.†	665,596	16,839,579

Consumer Products-Misc. — 0.1%
Tumi Holdings, Inc.†	72,860	1,519,131

Containers-Metal/Glass — 1.0%
Ball Corp.	130,740	5,850,615
Crown Holdings, Inc.†	146,250	5,383,462

		11,234,077

Containers-Paper/Plastic — 1.3%
Rock-Tenn Co., Class A	198,370	13,868,047

E-Commerce/Products — 4.9%
Amazon.com, Inc.†	115,810	29,084,524
eBay, Inc.†	463,470	23,646,239

		52,730,763

E-Commerce/Services — 3.4%
IAC/InterActiveCorp	200,830	9,499,259
priceline.com, Inc.†	23,460	14,573,352

Security Description	Shares	Value (Note 2)

E-Commerce/Services (continued)
TripAdvisor, Inc.†	304,020	$12,756,679

		36,829,290

Electronic Design Automation — 1.7%
Cadence Design Systems, Inc.†	1,380,170	18,646,097

Electronic Measurement Instruments — 1.9%
Agilent Technologies, Inc.	362,300	14,832,562
National Instruments Corp.	203,120	5,242,527

		20,075,089

Enterprise Software/Service — 1.4%
Concur Technologies, Inc.†	196,160	13,244,723
Workday, Inc., Class A†	23,200	1,264,400

		14,509,123

Filtration/Separation Products — 1.5%
Polypore International, Inc.†	335,100	15,582,150

Finance-Credit Card — 0.9%
Visa, Inc., Class A	65,390	9,911,816

Finance-Other Services — 1.0%
IntercontinentalExchange, Inc.†	86,110	10,661,279

Heart Monitors — 0.5%
HeartWare International, Inc.†	65,370	5,487,812

Human Resources — 0.9%
Team Health Holdings, Inc.†	327,320	9,416,996

Insurance Brokers — 1.1%
Aon PLC	213,620	11,877,272

Insurance-Life/Health — 1.0%
AIA Group, Ltd.(1)	2,629,900	10,481,307

Internet Application Software — 0.4%
Splunk, Inc.†	148,490	4,309,180

Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	486,490	12,955,229

Internet Content-Information/News — 2.0%
LinkedIn Corp., Class A†	189,310	21,736,574

Internet Incubators — 0.5%
HomeAway, Inc.†	222,650	4,898,300

Internet Infrastructure Software — 0.9%
TIBCO Software, Inc.†	425,220	9,359,092

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	63,820	13,192,232

Machine Tools & Related Products — 1.1%
Kennametal, Inc.	286,399	11,455,960

Medical Instruments — 1.7%
Edwards Lifesciences Corp.†	206,100	18,584,037

Medical Labs & Testing Services — 1.0%
Covance, Inc.†	190,580	11,009,807

Medical-Biomedical/Gene — 3.3%
Arena Pharmaceuticals, Inc.†	465,650	4,200,163
Biogen Idec, Inc.†	56,240	8,248,721
Gilead Sciences, Inc.†	196,580	14,438,801
Prothena Corp. PLC†	4,801	35,195
Regeneron Pharmaceuticals, Inc.†	47,080	8,053,975

		34,976,855

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Drugs — 2.3%
Auxilium Pharmaceuticals, Inc.†	216,350	$4,008,966
Elan Corp. PLC ADR†	199,110	2,032,913
Merck & Co., Inc.	319,520	13,081,149
Salix Pharmaceuticals, Ltd.†	127,840	5,174,963

		24,297,991

Medical-Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	342,790	14,116,092

Multimedia — 2.1%
Time Warner, Inc.	257,370	12,310,007
Walt Disney Co.	213,410	10,625,684

		22,935,691

Networking Products — 0.9%
Acme Packet, Inc.†	369,426	8,171,703
Palo Alto Networks, Inc.†	26,200	1,402,224

		9,573,927

Oil Companies-Exploration & Production — 5.8%
Anadarko Petroleum Corp.	162,990	12,111,787
Apache Corp.	96,090	7,543,065
Cabot Oil & Gas Corp.	175,750	8,741,805
Cobalt International Energy, Inc.†	221,500	5,440,040
EOG Resources, Inc.	74,560	9,006,102
Pioneer Natural Resources Co.	108,370	11,551,158
Southwestern Energy Co.†	226,360	7,562,688

		61,956,645

Pharmacy Services — 1.6%
Catamaran Corp.†	369,160	17,391,128

Radio — 1.1%
Sirius XM Radio, Inc.	3,889,580	11,240,886

Real Estate Investment Trusts — 1.3%
Host Hotels & Resorts, Inc.	860,940	13,490,930

Retail-Apparel/Shoe — 4.0%
DSW, Inc., Class A	132,310	8,691,444
Francesca’s Holdings Corp.†	417,940	10,849,722
PVH Corp.	101,310	11,246,423
Urban Outfitters, Inc.†	315,850	12,431,856

		43,219,445

Retail-Automobile — 0.4%
CarMax, Inc.†	112,440	4,220,998

Retail-Building Products — 1.8%
Lowe’s Cos., Inc.	547,870	19,460,342

Retail-Discount — 1.2%
Family Dollar Stores, Inc.	203,630	12,912,178

Retail-Drug Store — 1.0%
CVS Caremark Corp.	226,450	10,948,857

Retail-Restaurants — 2.5%
Buffalo Wild Wings, Inc.†	129,371	9,420,796
Burger King Worldwide, Inc.	1,040,185	17,100,642

		26,521,438

Retail-Sporting Goods — 1.2%
Dick’s Sporting Goods, Inc.	286,580	13,036,524

Telecommunication Equipment — 1.1%
Juniper Networks, Inc.†	622,840	12,251,263

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics — 0.1%
Onyx Pharmaceuticals, Inc.†	16,990	$1,283,255

Tobacco — 1.5%
Philip Morris International, Inc.	186,730	15,618,097

Web Hosting/Design — 1.1%
Equinix, Inc.†	56,551	11,660,816

Web Portals/ISP — 2.1%
Dropbox, Inc.†(2)(3)(4)	369,192	3,107,469
Google, Inc., Class A†	26,950	19,117,521

		22,224,990

X-Ray Equipment — 1.8%
Hologic, Inc.†	974,030	19,509,821

Total Long-Term Investment Securities (cost $879,939,288)		1,041,219,049

REPURCHASE AGREEMENTS — 4.6%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$8,765,000	8,765,000
Barclays Capital PLC Joint Repurchase Agreement(5)	8,100,000	8,100,000
BNP Paribas SA Joint Repurchase Agreement(5)	8,100,000	8,100,000
Deutsche Bank AG Joint Repurchase Agreement(5)	3,170,000	3,170,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	10,810,000	10,810,000
UBS Securities LLC Joint Repurchase Agreement(5)	10,120,000	10,120,000

Total Repurchase Agreements (cost $49,065,000)		49,065,000

TOTAL INVESTMENTS (cost $929,004,288)(6)	101.8%	1,090,284,049
Liabilities in excess of other assets	(1.8)	(19,198,939)

NET ASSETS	100.0%	$1,071,085,110

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $10,481,307 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than

46

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

securities for which secondary markets exist. As of December 31, 2012, the Capital Appreciation Portfolio held the following restricted security.

Name	Acquisition Date	Shares	Acquisition Cost	Value	Market Value Per Share	Value as a % of Net Assets
Dropbox, Inc Common Stock	05/01/2012	369,192	$3,341,872	$3,107,469	$8.42	0.3%

(4)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $3,107,469 representing 0.3% of net assets.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Insurance-Life/Health	$—	$10,481,307	$—	$10,481,307
Oil Companies-Exploration & Production	61,956,645	—	—	61,956,645
Web Portals/ISP	19,117,521	—	3,107,469	22,224,990
Other Industries*	946,556,107	—	—	946,556,107
Repurchase Agreements	—	49,065,000	—	49,065,000

Total	$1,027,630,273	$59,546,307	$3,107,469	$1,090,284,049

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

47

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	25.0%
Oil Companies-Exploration & Production	18.2
Metal-Diversified	9.2
Diversified Minerals	8.0
Oil-Field Services	4.7
Coal	4.5
Chemicals-Diversified	3.9
Gold Mining	3.6
Metal-Copper	3.2
Oil Field Machinery & Equipment	2.9
Oil Refining & Marketing	2.5
Oil & Gas Drilling	2.4
Building Products-Cement	1.7
Steel-Producers	1.7
Metal-Iron	1.5
Agricultural Chemicals	1.4
Metal-Aluminum	1.3
Engineering/R&D Services	1.2
Platinum	1.0
Transport-Marine	0.8
Repurchase Agreements	0.6

99.3%

*	Calculated as a percentage of net assets

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.7%
Agricultural Chemicals — 1.4%
Mosaic Co.	58,800	$3,329,844

Building Products-Cement — 1.7%
CRH PLC(1)	186,819	3,905,195

Chemicals-Diversified — 3.9%
LyondellBasell Industries NV, Class A	103,400	5,903,106
Sasol, Ltd. ADR	70,260	3,041,555

		8,944,661

Coal — 4.5%
CONSOL Energy, Inc.	97,280	3,122,688
Mongolian Mining Corp.†(1)	5,496,000	2,725,747
Peabody Energy Corp.	169,300	4,505,073

		10,353,508

Diversified Minerals — 7.1%
BHP Billiton PLC(1)	335,659	11,794,890
Teck Resources, Ltd., Class B	123,492	4,488,934

		16,283,824

Engineering/R&D Services — 1.2%
KBR, Inc.	94,400	2,824,448

Gold Mining — 3.6%
AngloGold Ashanti, Ltd. ADR	61,077	1,915,985
Barrick Gold Corp.	55,000	1,925,304
Cia de Minas Buenaventura SA ADR	65,900	2,369,105
Goldcorp, Inc.	54,700	2,011,038

		8,221,432

Metal-Aluminum — 1.3%
Alumina, Ltd.(1)	3,173,218	3,068,436

Metal-Copper — 3.2%
First Quantum Minerals, Ltd.	197,000	4,339,268
Freeport-McMoRan Copper & Gold, Inc.	91,400	3,125,880

		7,465,148

Metal-Diversified — 9.2%
Glencore International PLC(1)	1,246,959	7,266,898
Rio Tinto PLC(1)	177,366	10,335,552
Vedanta Resources PLC(1)	183,248	3,581,515

		21,183,965

Metal-Iron — 1.5%
Fortescue Metals Group, Ltd.(1)	691,487	3,430,699

Oil & Gas Drilling — 2.4%
Noble Corp.	65,800	2,291,156
Patterson-UTI Energy, Inc.	176,100	3,280,743

		5,571,899

Oil Companies-Exploration & Production — 18.2%
Anadarko Petroleum Corp.	89,600	6,658,176
BG Group PLC(1)	717,189	12,026,016
Canadian Natural Resources, Ltd.	112,400	3,236,288
Cobalt International Energy, Inc.†	100,200	2,460,912
Encana Corp.	100,622	1,988,769
EOG Resources, Inc.	32,080	3,874,943
Oil Search, Ltd.(1)	495,070	3,638,197
Ophir Energy PLC†(1)	140,299	1,168,814
Pioneer Natural Resources Co.	24,900	2,654,091
Southwestern Energy Co.†	55,900	1,867,619
Whiting Petroleum Corp.†	56,600	2,454,742

		42,028,567

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil Companies-Integrated — 24.9%
BP PLC ADR	133,240	$5,548,114
Chevron Corp.	102,710	11,107,060
ConocoPhillips	77,900	4,517,421
Galp Energia SGPS SA(1)	58,258	905,039
Imperial Oil, Ltd.	157,800	6,785,400
Marathon Petroleum Corp.	80,100	5,046,300
Petroleo Brasileiro SA ADR	178,730	3,479,873
Phillips 66	107,650	5,716,215
Repsol SA(1)	175,174	3,597,490
Repsol SA ADR	62,900	1,314,610
Statoil ASA ADR	172,520	4,319,901
Suncor Energy, Inc.	150,672	4,954,741

		57,292,164

Oil Field Machinery & Equipment — 2.9%
Cameron International Corp.†	41,400	2,337,444
Dril-Quip, Inc.†	28,900	2,111,145
National Oilwell Varco, Inc.	32,600	2,228,210

		6,676,799

Oil Refining & Marketing — 2.5%
Reliance Industries, Ltd. GDR (LSE)*(1)	79,723	2,458,694
Reliance Industries, Ltd. GDR (OTC)*	19,870	606,432
Tesoro Corp.	63,300	2,788,365

		5,853,491

Oil-Field Services — 4.7%
Baker Hughes, Inc.	61,800	2,523,912
Saipem SpA(1)	71,473	2,772,966
Schlumberger, Ltd.	79,400	5,501,626

		10,798,504

Platinum — 1.0%
Anglo American Platinum, Ltd.(1)	44,425	2,358,050

Steel-Producers — 1.7%
ArcelorMittal	221,700	3,873,099

Transport-Marine — 0.8%
Tidewater, Inc.	39,400	1,760,392

Total Common Stock (cost $224,218,027)		225,224,125

EQUITY CERTIFICATES — 0.9%
Diversified Minerals — 0.9%
Morgan Stanley-NMDC, Ltd.†(2)(3) (cost $4,559,621)	687,833	2,072,664

RIGHTS — 0.1%
Oil Companies-Integrated — 0.1%
Repsol SA† (cost $109,554)	175,174	106,824

Total Long-Term Investment Securities (cost $228,887,202)		227,403,613

REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$260,000	260,000
Barclays Capital PLC Joint Repurchase Agreement(4)	240,000	240,000

BNP Paribas SA Joint Repurchase Agreement(4)	240,000	240,000
Deutsche Bank AG Joint Repurchase Agreement(4)	95,000	95,000

49

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Royal Bank of Scotland Joint Repurchase Agreement(4)	$340,000	$340,000
UBS Securities LLC Joint Repurchase Agreement(4)	300,000	300,000

Total Repurchase Agreements (cost $1,475,000)		1,475,000

TOTAL INVESTMENTS (cost $230,362,202)(5)	99.3%	228,878,613
Other assets less liabilities	0.7	1,669,457

NET ASSETS	100.0%	$230,548,070

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $3,065,126 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $75,034,198 representing 32.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $2,072,664 representing 0.9% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Natural Resources Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Morgan Stanley- NMDC, Ltd. Equity Certificates	03/23/2010	262,333	$1,735,910
	03/30/2010	255,300	1,689,856
	03/31/2010	170,200	1,133,856

		687,833	$4,559,622	$2,072,664	$3.01	0.9%

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

LSE — London Stock Exchange

OTC — Over the Counter

50

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Building Products — Cement	$—	$3,905,195	$—	$3,905,195
Coal	7,627,761	2,725,747	—	10,353,508
Diversified Minerals	4,488,934	11,794,890	—	16,283,824
Metal-Aluminum	—	3,068,436	—	3,068,436
Metal-Diversified	—	21,183,965	—	21,183,965
Metal-Iron	—	3,430,699	—	3,430,699
Oil Companies — Exploration & Production	25,195,540	16,833,027	—	42,028,567
Oil Companies — Integrated	52,789,635	4,502,529	—	57,292,164
Oil Refining & Marketing	3,394,797	2,458,694	—	5,853,491
Oil-Field Services	8,025,538	2,772,966	—	10,798,504
Platinum	—	2,358,050	—	2,358,050
Other Industries*	48,667,722	—	—	48,667,722
Equity Certificates	—	2,072,664	—	2,072,664
Rights	106,824	—	—	106,824
Repurchase Agreements	—	1,475,000	—	1,475,000

Total	$150,296,751	$78,581,862	$—	$228,878,613

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $56,254,337 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels during the reporting period.

See Notes to Financial Statements

51

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.7%
Repurchase Agreements	9.8
Federal Home Loan Mtg. Corp.	6.0
Federal National Mtg. Assoc.	5.9
Diversified Banking Institutions	5.5
Government National Mtg. Assoc.	3.8
Oil Companies-Integrated	3.5
Medical-Drugs	3.4
Diversified Manufacturing Operations	2.5
Insurance-Life/Health	2.1
Investment Management/Advisor Services	2.1
Computers	2.1
Applications Software	2.0
Telephone-Integrated	1.8
Oil Companies-Exploration & Production	1.8
Networking Products	1.7
Medical-Biomedical/Gene	1.6
United States Treasury Bonds	1.5
Enterprise Software/Service	1.5
Retail-Building Products	1.5
Retail-Drug Store	1.5
Web Portals/ISP	1.5
Tobacco	1.4
Semiconductor Components-Integrated Circuits	1.4
Medical-HMO	1.2
Computers-Memory Devices	1.2
Beverages-Non-alcoholic	1.2
Oil & Gas Drilling	1.2
Cosmetics & Toiletries	1.2
Banks-Super Regional	1.2
Gold Mining	1.1
E-Commerce/Products	1.0
Television	1.0
Transport-Services	0.9
Real Estate Investment Trusts	0.8
Casino Hotels	0.8
Electric-Integrated	0.7
Machinery-Farming	0.7
Building-Residential/Commercial	0.7
Medical-Generic Drugs	0.7
Machinery-Construction & Mining	0.7
Medical-Wholesale Drug Distribution	0.7
Aerospace/Defense	0.7
Finance-Credit Card	0.7
Retail-Discount	0.6
Computer Services	0.6
Coffee	0.6
Municipal Bonds	0.6
Retail-Bedding	0.6
Medical Instruments	0.6
Distribution/Wholesale	0.5
Airlines	0.5
Hotels/Motels	0.5
Medical Products	0.4
Insurance-Mutual	0.4
Multimedia	0.4
Cable/Satellite TV	0.4
Retail-Apparel/Shoe	0.4
Retail-Major Department Stores	0.4
Financial Guarantee Insurance	0.4
Vitamins & Nutrition Products	0.4
Instruments-Controls	0.3
Insurance-Property/Casualty	0.3
Oil Field Machinery & Equipment	0.3
Gas-Distribution	0.3

Commercial Services-Finance	0.3%
Toys	0.3
Machinery-Pumps	0.3
Pharmacy Services	0.3
Agricultural Operations	0.3
Sovereign Agency	0.2
E-Commerce/Services	0.2
Retail-Restaurants	0.2
Steel-Producers	0.2
Auto-Cars/Light Trucks	0.2
Diversified Financial Services	0.2
Building-Heavy Construction	0.1

107.3%

*	Calculated as a percentage of net assets

52

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 63.4%
Aerospace/Defense — 0.7%
Boeing Co.	1,950	$146,952

Applications Software — 2.0%
Check Point Software Technologies, Ltd.†	2,070	98,615
Microsoft Corp.	13,105	350,296

		448,911

Banks-Super Regional — 1.2%
PNC Financial Services Group, Inc.	2,750	160,352
Wells Fargo & Co.	2,810	96,046

		256,398

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	3,945	269,956

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	545	25,261

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	8,155	161,306

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	2,325	86,909

Casino Hotels — 0.8%
Las Vegas Sands Corp.	3,805	175,639

Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†	3,370	139,383

Commercial Services-Finance — 0.3%
Western Union Co.	4,760	64,784

Computer Services — 0.6%
Accenture PLC, Class A	925	61,512
International Business Machines Corp.	425	81,409

		142,921

Computers — 2.1%
Apple, Inc.	870	463,736

Computers-Memory Devices — 1.2%
EMC Corp.†	10,695	270,584

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	3,805	258,321

Distribution/Wholesale — 0.5%
WESCO International, Inc.†	1,790	120,700

Diversified Banking Institutions — 4.3%
Bank of America Corp.	8,605	99,818
Citigroup, Inc.	8,445	334,084
JPMorgan Chase & Co.	11,630	511,371

		945,273

Diversified Manufacturing Operations — 2.5%
Eaton Corp. PLC	5,500	298,100
General Electric Co.	12,285	257,862

		555,962

E-Commerce/Products — 1.0%
eBay, Inc.†	4,255	217,090

E-Commerce/Services — 0.2%
IAC/InterActiveCorp	940	44,462

Electric-Integrated — 0.5%
NextEra Energy, Inc.	1,725	119,353

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.5%
Oracle Corp.	10,030	$334,200

Finance-Credit Card — 0.6%
Discover Financial Services	3,235	124,709

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	5,760	81,965

Gas-Distribution — 0.3%
National Grid PLC ADR	1,160	66,630

Gold Mining — 1.1%
Barrick Gold Corp.	6,815	238,593

Hotel/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	1,755	100,667

Instruments-Controls — 0.3%
Honeywell International, Inc.	1,150	72,991

Insurance-Life/Health — 2.1%
Aflac, Inc.	8,895	472,502

Investment Management/Advisor Services — 2.0%
Ameriprise Financial, Inc.	1,285	80,480
BlackRock, Inc.	1,330	274,924
Waddell & Reed Financial, Inc., Class A	2,665	92,795

		448,199

Machinery-Construction & Mining — 0.7%
Joy Global, Inc.	2,485	158,493

Machinery-Farming — 0.7%
AGCO Corp.†	1,500	73,680
Deere & Co.	1,045	90,309

		163,989

Machinery-Pumps — 0.3%
Flowserve Corp.	415	60,922

Medical Instruments — 0.6%
St. Jude Medical, Inc.	3,435	124,141

Medical Products — 0.4%
Covidien PLC	1,690	97,581

Medical-Biomedical/Gene — 1.6%
Amgen, Inc.	4,220	364,270

Medical-Drugs — 3.4%
AstraZeneca PLC ADR	2,165	102,339
Eli Lilly & Co.	4,015	198,020
Johnson & Johnson	1,910	133,891
Merck & Co., Inc.	7,905	323,631

		757,881

Medical-Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	4,295	160,375

Medical-HMO — 1.2%
Aetna, Inc.	2,100	97,230
Cigna Corp.	1,735	92,753
UnitedHealth Group, Inc.	1,600	86,784

		276,767

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	2,900	119,422
McKesson Corp.	400	38,784

		158,206

53

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multimedia — 0.3%
Walt Disney Co.	1,200	$59,748

Networking Products — 1.7%
Cisco Systems, Inc.	19,150	376,298

Oil & Gas Drilling — 1.2%
Ensco PLC, Class A	2,480	147,014
Noble Corp.	3,385	117,866

		264,880

Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	2,780	206,582
Occidental Petroleum Corp.	785	60,139
Whiting Petroleum Corp.†	3,305	143,338

		410,059

Oil Companies-Integrated — 3.5%
BP PLC ADR	4,850	201,954
Exxon Mobil Corp.	6,635	574,259

		776,213

Oil Field Machinery & Equipment — 0.3%
National Oilwell Varco, Inc.	1,025	70,059

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	1,100	59,400

Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	1,600	86,640

Retail-Bedding — 0.6%
Bed Bath & Beyond, Inc.†	2,250	125,798

Retail-Building Products — 1.5%
Lowe’s Cos., Inc.	9,285	329,803

Retail-Discount — 0.6%
Wal-Mart Stores, Inc.	2,095	142,942

Retail-Drug Store — 1.5%
CVS Caremark Corp.	3,840	185,664
Walgreen Co.	3,770	139,528

		325,192

Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	1,590	85,065

Retail-Restaurants — 0.2%
Starbucks Corp.	770	41,287

Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	2,385	100,313
QUALCOMM, Inc.	3,550	220,171

		320,484

Telephone-Integrated — 1.4%
AT&T, Inc.	9,465	319,065

Television — 1.0%
CBS Corp., Class B	5,555	211,368

Tobacco — 1.4%
Altria Group, Inc.	3,115	97,873
Philip Morris International, Inc.	2,665	222,901

		320,774

Toys — 0.3%
Mattel, Inc.	1,750	64,085

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	1,570	$115,756

Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	2,400	79,056

Web Portals/ISP — 1.5%
Google, Inc., Class A†	455	322,763

Total Common Stock (cost $12,871,629)		14,083,717

U.S. CORPORATE BONDS & NOTES — 5.2%
Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	$26,838	29,889
Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	56,546
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	24,223	28,341

		114,776

Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	53,000	58,394

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	38,911

Diversified Banking Institutions — 1.2%
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	100,000	109,717
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	46,917
Morgan Stanley Notes 5.45% due 01/09/2017	100,000	110,658

		267,292

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/2013	35,000	35,510

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	35,000	40,298
Duke Energy Carolinas LLC 1st. Mtg. Notes 5.25% due 01/15/2018	10,000	11,937

		52,235

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,694

54

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.4%
Liberty Mutual Insurance Co. Sub. Notes 7.88% due 10/15/2026*	$75,000	$93,660

Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	50,000	72,500

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	15,000	18,098

Multimedia — 0.1%
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	31,034

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	28,142
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	17,231
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	44,910
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,934
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	18,569
Simon Property Group LP Senior Notes 6.10% due 05/01/2016	55,000	63,446

		184,232

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	40,000	50,827
AT&T, Inc. Senior Notes 6.80% due 05/15/2036	10,000	13,349
BellSouth Corp. Senior Notes 6.00% due 11/15/2034	5,000	5,607
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	20,000	23,979

		93,762

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	73,811	89,311

Total U.S. CORPORATE BONDS & NOTES (cost $992,069)		1,161,409

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/2013 (cost $39,898)	$40,000	$40,401

U.S. GOVERNMENT AGENCIES — 15.9%
Federal Home Loan Mtg. Corp. — 6.0%
4.00% due January TBA	300,000	320,250
4.50% due 02/01/2039	380,964	408,809
5.00% due 05/01/2038	60,359	65,252
5.00% due 11/01/2038	248,422	267,317
5.00% due 02/01/2039	71,628	77,076
5.50% due 01/01/2038	166,177	179,518

		1,318,222

Federal National Mtg. Assoc. — 5.9%
4.50% due January TBA	900,000	972,176
5.00% due 03/01/2019	141,928	154,238
5.00% due 04/01/2019	31,665	34,580
6.00% due 06/01/2040	130,761	143,158

		1,304,152

Government National Mtg. Assoc. — 3.8%
5.00% due 11/15/2034	81,102	89,292
5.00% due 11/15/2035	108,059	118,430
5.50% due 04/15/2034	106,703	117,728
6.00% due January TBA	200,000	223,109
6.50% due 08/15/2023	608	698
6.50% due 09/15/2023	7,511	8,630
6.50% due 10/15/2023	1,093	1,256
6.50% due 11/15/2023	51,468	58,644
6.50% due 12/15/2023	75,866	86,327
6.50% due 09/15/2028	4,274	4,894
6.50% due 11/15/2028	14,244	16,743
6.50% due 10/15/2031	1,515	1,746
6.50% due 02/15/2035	47,999	56,850
7.00% due 01/15/2033	7,611	9,167
7.00% due 05/15/2033	45,972	55,375

		848,889

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/2013	25,000	24,844
Series 13 zero coupon due 12/27/2013	25,000	24,849

		49,693

Total U.S. Government Agencies (cost $3,387,638)		3,520,956

U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 1.5%
4.38% due 11/15/2039	40,000	52,037
4.63% due 02/15/2040	210,000	283,730

		335,767

United States Treasury Notes — 10.7%
0.25% due 09/30/2014	275,000	275,064
0.25% due 11/30/2014	120,000	120,005
1.25% due 10/31/2015	300,000	307,617
1.63% due 08/15/2022	580,000	576,194

55

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.75% due 05/15/2022	$55,000	$55,477
2.00% due 02/15/2022	365,000	377,462
2.50% due 03/31/2015	100,000	104,969
3.88% due 05/15/2018	300,000	348,633
4.63% due 02/15/2017	175,000	203,984

		2,369,405

Total U.S. Government Treasuries (cost $2,545,497)		2,705,172

MUNICIPAL BONDS & NOTES — 0.6%
Illinois State Taxable-Pension Revenue Bonds 3.85% due 06/01/2013	65,000	65,827
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/2028	55,000	65,000

Total Municipal Bonds & Notes (cost $119,871)		130,827

Total Long-Term Investment Securities (cost $19,956,602)		21,642,482

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 9.8%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$390,000	$390,000
Barclays Capital PLC Joint Repurchase Agreement(1)	360,000	360,000
BNP Paribas SA Joint Repurchase Agreement(1)	360,000	360,000
Deutsche Bank AG Joint Repurchase Agreement(1)	140,000	140,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	485,000	485,000
UBS Securities LLC Joint Repurchase Agreement(1)	450,000	450,000

Total Repurchase Agreements (cost $2,185,000)		2,185,000

TOTAL INVESTMENTS (cost $22,141,602)(2)	107.3%	23,827,482
Liabilities in excess of other assets	(7.3)	(1,614,385)

NET ASSETS	100.0%	$22,213,097

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $152,054 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
6	Long	S&P 500 E-Mini Index	March 2013	$432,405	$426,030	$(6,375)
5	Short	U.S. Treasury 5 Year Note	March 2013	622,888	622,070	818
2	Short	U.S. Treasury 10 Year Note	March 2013	266,549	265,562	987

						$(4,570)

56

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,083,717	$—	$—	$14,083,717
U.S. Corporate Bonds & Notes:
Transport Services	—	—	89,311	89,311
Other Industries*	—	1,072,098	—	1,072,098
Foreign Corporate Bonds & Notes	—	40,401	—	40,401
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	1,318,222	—	1,318,222
Federal National Mtg. Assoc.	—	1,304,152	—	1,304,152
Other U.S. Government Agencies*	—	898,582	—	898,582
U.S. Government Treasuries:
United States Treasury Bonds	—	335,767	—	335,767
United States Treasury Notes	—	2,369,405	—	2,369,405
Municipal Bonds & Notes	—	130,827	—	130,827
Repurchase Agreements	—	2,185,000	—	2,185,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	1,805	—	—	1,805

Total	$14,085,522	$9,654,454	$89,311	$23,829,287

Liabilities:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	$6,375	$—	$—	$6,375

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio

See Notes to Financial Statements

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

Sovereign	28.1%
Medical-Drugs	3.6
Real Estate Investment Trusts	2.7
Oil Companies-Exploration & Production	2.7
Diversified Banking Institutions	2.3
Real Estate Operations & Development	2.3
Insurance-Multi-line	2.3
Auto-Cars/Light Trucks	2.1
Retail-Restaurants	2.0
Repurchase Agreements	2.0
Metal Processors & Fabrication	1.9
Medical-Biomedical/Gene	1.8
Computers	1.6
Industrial Gases	1.5
Semiconductor Components-Integrated Circuits	1.4
Electronic Measurement Instruments	1.3
Medical-Wholesale Drug Distribution	1.2
Telephone-Integrated	1.2
Networking Products	1.2
E-Commerce/Products	1.1
United States Treasury Notes	1.1
Aerospace/Defense	1.0
Airlines	1.0
Oil Companies-Integrated	1.0
Instruments-Controls	1.0
Industrial Automated/Robotic	1.0
Diversified Manufacturing Operations	0.9
Commercial Services-Finance	0.9
Electric Products-Misc.	0.9
Insurance-Life/Health	0.9
Gas-Transportation	0.9
Insurance-Reinsurance	0.9
Diversified Minerals	0.9
Retail-Auto Parts	0.8
Rental Auto/Equipment	0.8
Beverages-Wine/Spirits	0.8
Precious Metals	0.8
Gas-Distribution	0.8
Investment Management/Advisor Services	0.8
Multimedia	0.8
Casino Hotels	0.7
Transport-Rail	0.7
Apparel Manufacturers	0.7
Metal-Diversified	0.7
Auto/Truck Parts & Equipment-Original	0.7
Real Estate Management/Services	0.7
Computer Services	0.7
Retail-Convenience Store	0.6
Cable/Satellite TV	0.6
Public Thoroughfares	0.6
Retail-Automobile	0.6
Containers-Metal/Glass	0.6
Auto-Heavy Duty Trucks	0.5
Paper & Related Products	0.5
Steel-Producers	0.5
Medical-HMO	0.5
Internet Content-Information/News	0.5
Banks-Special Purpose	0.5
Tobacco	0.5
Web Portals/ISP	0.5
Diversified Financial Services	0.4

Cruise Lines	0.4%
Computer Aided Design	0.4
Data Processing/Management	0.4
Distribution/Wholesale	0.4
Retail-Building Products	0.4
Chemicals-Specialty	0.4
Electronic Parts Distribution	0.3
Building-Residential/Commercial	0.3
Therapeutics	0.3
Consulting Services	0.3
Oil-Field Services	0.3
Coal	0.3
United States Treasury Bonds	0.3
Computer Data Security	0.3
Building Products-Cement	0.3
Internet Application Software	0.3
Toys	0.2
Finance-Other Services	0.2
Rubber-Tires	0.1
Disposable Medical Products	0.1

100.6%

Country Allocation*

United States	36.1%
United Kingdom	8.1
France	6.9
Japan	5.1
Sweden	4.9
Australia	4.6
Canada	4.0
Singapore	2.7
Mexico	2.7
Norway	2.4
South Africa	2.3
Ireland	2.3
Poland	2.2
Denmark	2.0
Italy	1.9
Switzerland	1.7
Spain	1.7
Germany	1.6
China	1.1
Hong Kong	1.1
Belgium	0.9
Taiwan	0.8
Cayman Islands	0.7
South Korea	0.6
Luxembourg	0.5
Bermuda	0.5
Panama	0.4
India	0.3
Brazil	0.3
Austria	0.1
Netherlands	0.1

100.6%

*	Calculated as a percentage of net assets

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 68.6%
Aerospace/Defense — 1.0%
Rolls-Royce Holdings PLC(1)	15,303	$220,490

Airlines — 1.0%
Delta Air Lines, Inc.†	7,130	84,633
United Continental Holdings, Inc.†	5,590	130,694

		215,327

Apparel Manufacturers — 0.7%
VF Corp.	960	144,931

Auto-Cars/Light Trucks — 2.1%
Ford Motor Co.	14,270	184,797
Hyundai Motor Co.(1)	578	118,967
Renault SA(1)	2,490	137,378

		441,142

Auto-Heavy Duty Trucks — 0.5%
Volvo AB, Class B(1)	8,231	113,503

Auto/Truck Parts & Equipment-Original — 0.7%
Tenneco, Inc.†	1,100	38,621
TRW Automotive Holdings Corp.†	1,920	102,931

		141,552

Beverages-Wine/Spirits — 0.8%
Pernod-Ricard SA(1)	1,135	133,461
United Spirits, Ltd. GDR	2,302	39,779

		173,240

Building Products-Cement — 0.3%
Cemex Latam Holdings SA†	8,675	55,870

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	3,500	69,230

Cable/Satellite TV — 0.6%
Liberty Global, Inc., Class A†	2,100	132,279

Casino Hotels — 0.7%
Sands China, Ltd.(1)	34,470	154,631

Chemicals-Specialty — 0.4%
Brenntag AG(1)	589	77,381

Coal — 0.3%
Peabody Energy Corp.	2,500	66,525

Commercial Services-Finance — 0.9%
Mastercard, Inc., Class A	400	196,512

Computer Aided Design — 0.4%
ANSYS, Inc.†	1,330	89,562

Computer Data Security — 0.3%
Fortinet, Inc.†	2,700	56,889

Computer Services — 0.7%
Accenture PLC, Class A	2,100	139,650

Computers — 1.6%
Apple, Inc.	570	303,827
Lenovo Group, Ltd.(1)	46,000	42,053

		345,880

Consulting Services — 0.3%
Bureau Veritas SA(1)	604	67,154

Containers-Metal/Glass — 0.6%
Rexam PLC(1)	17,275	121,394

Cruise Lines — 0.4%
Carnival Corp.	2,440	89,719

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.4%
Fiserv, Inc.†	1,020	$80,611

Disposable Medical Products — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd.(1)	20,000	19,983

Distribution/Wholesale — 0.4%
LKQ Corp.†	3,760	79,336

Diversified Banking Institutions — 2.3%
Bank of America Corp.	19,330	224,228
JPMorgan Chase & Co.	5,290	232,601
UniCredit SpA†(1)	8,984	44,364

		501,193

Diversified Financial Services — 0.4%
Julius Baer Group, Ltd.(1)	2,539	91,350

Diversified Manufacturing Operations — 0.9%
Illinois Tool Works, Inc.	3,250	197,632

Diversified Minerals — 0.9%
BHP Billiton PLC(1)	5,173	181,777

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	975	244,861

Electric Products-Misc. — 0.9%
AMETEK, Inc.	5,180	194,613

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.	3,500	143,290
Trimble Navigation, Ltd.†	2,140	127,929

		271,219

Electronic Parts Distribution — 0.3%
Rexel SA(1)	3,538	72,294

Finance-Other Services — 0.2%
Alior Bank SA†	1,645	33,297

Gas-Distribution — 0.8%
National Grid PLC(1)	14,582	167,028

Gas-Transportation — 0.9%
Snam SpA(1)	41,178	191,480

Industrial Automated/Robotic — 1.0%
FANUC Corp.(1)	1,100	204,560

Industrial Gases — 1.5%
Air Liquide SA(1)	2,597	325,447

Instruments-Controls — 1.0%
Honeywell International, Inc.	3,230	205,008

Insurance-Life/Health — 0.9%
China Pacific Insurance Group Co., Ltd., Class H(1)	51,400	192,774

Insurance-Multi-line — 2.3%
AXA SA(1)	14,430	261,009
Direct Line Insurance Group PLC†(1)	12,680	44,343
XL Group PLC	7,630	191,208

		496,560

Insurance-Reinsurance — 0.9%
Swiss Re AG(1)	2,523	184,139

Internet Application Software — 0.3%
Splunk, Inc.†	1,920	55,718

Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	960	110,227

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 0.8%
Eaton Vance Corp.	1,900	$60,515
Invesco, Ltd.	4,000	104,360

		164,875

Medical-Biomedical/Gene — 1.8%
Arena Pharmaceuticals, Inc.†	9,940	89,659
Gilead Sciences, Inc.†	2,640	193,908
Regeneron Pharmaceuticals, Inc.†	560	95,799

		379,366

Medical-Drugs — 3.6%
Alkermes PLC†	8,200	151,864
Bristol-Myers Squibb Co.	5,580	181,852
Eli Lilly & Co.	3,400	167,688
Merck & Co., Inc.	4,160	170,311
Pfizer, Inc.	4,100	102,828

		774,543

Medical-HMO — 0.5%
UnitedHealth Group, Inc.	2,049	111,138

Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	1,630	67,123
McKesson Corp.	1,780	172,589
Sinopharm Group Co., Ltd.(1)	8,400	26,681

		266,393

Metal Processors & Fabrication — 1.9%
Assa Abloy AB, Class B(1)	5,845	220,096
SKF AB, Class B(1)	7,212	182,497

		402,593

Metal-Copper — 0.0%
Antofagasta PLC(1)	86	1,911

Metal-Diversified — 0.7%
Rio Tinto PLC(1)	2,469	143,875

Multimedia — 0.8%
Time Warner, Inc.	3,350	160,230

Networking Products — 1.2%
Cisco Systems, Inc.	12,800	251,520

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	3,460	257,112
BG Group PLC(1)	13,514	226,606
Cobalt International Energy, Inc.†	2,430	59,681
Southwestern Energy Co.†	870	29,067

		572,466

Oil Companies-Integrated — 1.0%
BP PLC(1)	15,613	108,179
Repsol SA(1)	4,897	100,568

		208,747

Oil-Field Services — 0.3%
Saipem SpA(1)	1,715	66,538

Paper & Related Products — 0.5%
International Paper Co.	2,840	113,146

Precious Metals — 0.8%
Umicore SA(1)	3,061	168,786

Public Thoroughfares — 0.6%
Transurban Group(1)	20,147	127,956

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.7%
Fibra Uno Administracion SA de CV	9,100	$27,456
Macquarie Mexico Real Estate Management SA de CV*†	11,400	22,577
Unibail-Rodamco SE(1)	1,335	326,816
Westfield Group(1)	18,525	204,412

		581,261

Real Estate Management/Services — 0.7%
BR Malls Participacoes SA(1)	4,240	56,172
CBRE Group, Inc., Class A†	4,250	84,575

		140,747

Real Estate Operations & Development — 2.3%
Daito Trust Construction Co., Ltd.(1)	2,320	218,317
Mitsui Fudosan Co., Ltd.(1)	3,490	85,264
Sun Hung Kai Properties, Ltd.(1)	13,014	197,099

		500,680

Rental Auto/Equipment — 0.8%
Hertz Global Holdings, Inc.†	10,850	176,529

Retail-Auto Parts — 0.8%
AutoZone, Inc.†	505	178,987

Retail-Automobile — 0.6%
CarMax, Inc.†	3,400	127,636

Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	2,200	78,144

Retail-Convenience Store — 0.6%
FamilyMart Co., Ltd.(1)	3,240	133,372

Retail-Restaurants — 2.0%
Tim Hortons, Inc.	4,320	212,070
Yum! Brands, Inc.	3,250	215,800

		427,870

Rubber-Tires — 0.1%
Continental AG(1)	222	25,687

Semiconductor Components-Integrated Circuits — 1.4%
Maxim Integrated Products, Inc.	4,500	132,300
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	49,820	166,743

		299,043

Steel-Producers — 0.5%
ArcelorMittal(1)	6,505	112,608

Telephone-Integrated — 1.2%
Softbank Corp.(1)	3,800	139,049
Telefonica SA(1)	8,766	119,031

		258,080

Therapeutics — 0.3%
Onyx Pharmaceuticals, Inc.†	910	68,732

Tobacco — 0.5%
ITC, Ltd. GDR	5,668	29,581
Lorillard, Inc.	620	72,336

		101,917

Toys — 0.2%
Hasbro, Inc.	1,020	36,618

Transport-Rail — 0.7%
Canadian National Railway Co.	1,650	149,839

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description		Shares/ Principal Amount(3)	Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 0.5%
Yahoo!, Inc.†		5,100	$101,490

Total Common Stock (cost $13,087,054)			14,627,291

RIGHTS — 0.0%
Oil Companies-Integrated — 0.0%
Repsol SA† (cost $3,063)		4,897	2,986

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/2038(2) (cost $890)		$895	895

FOREIGN CORPORATE BONDS & NOTES — 0.5%
Banks-Special Purpose — 0.5%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/2013	EUR	75,000	102,279

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005†(4)(5)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $104,957)			102,279

FOREIGN GOVERNMENT AGENCIES — 25.8%
Sovereign — 25.8%
Federal Republic of Germany Notes zero coupon due 09/12/2014	EUR	30,000	39,600
Federal Republic of Germany Notes 0.50% due 10/13/2017	EUR	25,000	33,317
Federal Republic of Germany Bonds 1.75% due 07/04/2022	EUR	25,000	34,375
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	5,000	7,113
Government of Australia Senior Notes 4.75% due 04/21/2027	AUD	10,000	11,676
Government of Australia Senior Notes 5.50% due 12/15/2013	AUD	200,000	213,268
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	150,000	185,553
Government of Australia Senior Notes 6.00% due 02/15/2017	AUD	180,000	210,763
Government of Canada Bonds 1.50% due 11/01/2013	CAD	35,000	35,303
Government of Canada Bonds 1.50% due 03/01/2017	CAD	125,000	126,385

Security Description		Principal Amount(3)	Value (Note 2)

Sovereign (continued)
Government of Canada Bonds 2.25% due 08/01/2014	CAD	$120,000	$122,742
Government of Canada Bonds 2.75% due 06/01/2022	CAD	60,000	65,266
Government of Canada Bonds 4.00% due 06/01/2041	CAD	5,000	6,718
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	132,678
Government of France Bonds 4.50% due 04/25/2041	EUR	10,000	17,014
Government of France Bonds 5.00% due 10/25/2016	EUR	40,000	61,925
Government of Japan Senior Notes 0.60% due 03/20/2016	JPY	11,050,000	129,587
Government of Japan Senior Notes 0.70% due 12/20/2013	JPY	7,300,000	84,741
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	90,824
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,550,000	19,834
Kingdom of Belgium Bonds 3.75% due 09/28/2020	EUR	20,000	30,515
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	215,000	44,248
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	540,000	112,826
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	445,000	120,192
Kingdom of Denmark Bonds 7.00% due 11/10/2024	DKK	515,000	148,329
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	10,000	17,538
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	310,000	63,561
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	600,000	120,257
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	800,000	167,833
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	820,000	159,449
Kingdom of Spain Bonds 3.15% due 01/31/2016	EUR	15,000	19,611

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description		Principal Amount(3)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Kingdom of Spain Bonds 4.90% due 07/30/2040	EUR	$10,000	$11,537
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	15,000	20,615
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	150,000	24,724
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	295,000	53,107
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	90,000	17,138
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	710,000	122,670
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	1,225,000	238,655
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	525,000	87,124
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	23,152
Republic of Italy Bonds 3.00% due 04/15/2015	EUR	30,000	40,211
Republic of Italy Bonds 3.50% due 06/01/2014	EUR	20,000	26,988
Republic of Italy Bonds 4.50% due 03/01/2019	EUR	20,000	27,606
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	25,000	32,981
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	200,000	73,085
Republic of Poland Bonds 5.75% due 10/25/2021	PLN	50,000	18,739
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	450,000	170,433
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	169,739
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	10,000	8,733
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	300,000	286,382
Republic of Singapore Senior Notes 3.63% due 07/01/2014	SGD	345,000	296,854

Security Description		Principal Amount(3)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	$900,000	$87,412
Republic of South Africa Senior Notes 8.25% due 09/15/2017	ZAR	1,920,000	249,130
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	1,000,000	151,092
Societe Financement de l’Economie Francaise Government Liquidated Guar. Notes 3.38% due 05/05/2014*		100,000	103,898
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,913,500	262,221
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,263,000	273,620

Total Foreign Government Agencies (cost $5,111,213)			5,510,887

FOREIGN GOVERNMENT TREASURIES — 2.3%
Sovereign — 2.3%
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	25,000	40,891
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	60,000	101,906
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/2014	GBP	30,000	49,830
United Kingdom Gilt Treasury Bonds 4.00% due 03/07/2022	GBP	10,000	19,477
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	40,000	80,852
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	28,000	56,169
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	63,899
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	74,988

Total Foreign Government Treasuries (cost $424,587)			488,012

U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.3%
4.25% due 05/15/2039		25,000	31,895
4.50% due 05/15/2038		20,000	26,437

			58,332

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Security Description	Principal Amount(3)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 1.1%
0.38% due 07/31/2013	$200,000	$200,281
0.88% due 12/31/2016	25,000	25,344
1.88% due 02/28/2014	10,000	10,192

		235,817

Total U.S. Government Treasuries (cost $284,710)		294,149

Total Long-Term Investment Securities (cost $19,016,474)		21,026,499

REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(6)	75,000	75,000
Barclays Capital PLC Joint Repurchase Agreement(6)	65,000	65,000
BNP Paribas SA Joint Repurchase Agreement(6)	65,000	65,000
Deutsche Bank AG Joint Repurchase Agreement(6)	25,000	25,000
Royal Bank of Scotland Joint Repurchase Agreement(6)	105,000	105,000
UBS Securities LLC Joint Repurchase Agreement(6)	85,000	85,000

Total Repurchase Agreements (cost $420,000)		420,000

TOTAL INVESTMENTS (cost $19,436,474)(7)	100.6%	21,446,499
Liabilities in excess of other assets	(0.6)	(130,901)

NET ASSETS	100.0%	$21,315,598

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $167,165 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $6,325,223 representing 29.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Commercial Mortgage Backed Security
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 6 for cost of investments on a tax basis.
GDR	— Global Depository Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
2	Short	Euro Bund	March 2013	$289,510	$291,846	$(2,336)
2	Long	E-Mini MSCI EAFE Index	March 2013	159,892	162,030	2,138
2	Long	S&P 500 E-Mini Index	March 2013	144,135	142,010	(2,125)
2	Short	U.S. Treasury 5 Year Note	March 2013	249,151	248,828	323

						$(2,000)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	13,000	USD	16,752	01/15/2013	$—	$(409)
	GBP	2,000	USD	3,206	01/15/2013	—	(43)
	JPY	1,350,000	USD	16,505	01/15/2013	921	—

63

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	SGD	812,000	USD	662,322	01/15/2013	$—	$(2,389)
	USD	23,328	EUR	18,000	01/15/2013	433	—
	USD	13,178	KRW	14,190,000	01/15/2013	66	—
	USD	106,571	CHF	100,000	01/17/2013	2,790	—
	USD	100,079	CNY	635,000	01/17/2013	1,764	—
	USD	135,838	SEK	910,000	01/17/2013	4,048	—

						10,022	(2,841)

Bank of Montreal	USD	10,083	CAD	10,000	01/15/2013	—	(33)

Barclays Bank PLC	GBP	10,000	USD	16,175	01/15/2013	—	(69)
	GBP	70,000	USD	112,745	01/18/2013	—	(962)
	HKD	753,000	USD	97,143	01/18/2013	—	(14)
	TWD	996,000	USD	34,197	01/18/2013	—	(103)
	USD	44,971	EUR	34,000	01/15/2013	—	(88)
	USD	113,294	CNY	715,000	01/18/2013	1,370	—
	USD	295,373	JPY	24,064,000	01/18/2013	—	(17,584)
	USD	155,308	KRW	173,200,000	01/18/2013	6,318	—
	USD	64,998	MYR	200,000	01/18/2013	336	—

						8,024	(18,820)

BNP Paribas SA	JPY	550,000	USD	6,719	01/15/2013	370	—
	USD	5,992	JPY	500,000	01/15/2013	—	(221)

						370	(221)

Citibank N.A.	AUD	10,000	USD	10,546	01/15/2013	171	—
	EUR	34,000	USD	44,246	01/15/2013	—	(637)
	GBP	307,000	USD	490,569	01/15/2013	—	(8,121)
	JPY	31,386,000	USD	384,354	01/15/2013	22,052	—
	SEK	90,000	USD	13,458	01/15/2013	—	(378)
	USD	25,862	EUR	20,000	01/15/2013	540	—
	USD	19,177	GBP	12,000	01/15/2013	315	—
	USD	21,786	JPY	1,779,000	01/15/2013	—	(1,250)
	USD	6,657	MXN	85,000	01/15/2013	—	(88)

						23,078	(10,474)

Credit Suisse London Branch	CHF	10,000	USD	10,649	01/15/2013	—	(287)

Deutsche Bank AG London	CNY	335,000	USD	53,061	01/08/2013	—	(704)
	CNY	650,000	USD	103,792	05/14/2013	346	—
	EUR	10,000	USD	13,173	01/15/2013	—	(28)
	USD	19,362	EUR	15,000	01/15/2013	439	—
	USD	13,545	SEK	90,000	01/15/2013	291	—
	USD	43,430	SGD	53,000	01/15/2013	—	(43)
	USD	198,467	CNY	1,275,000	05/14/2013	4,448	—

						5,524	(775)

Goldman Sachs International	AUD	639,000	USD	661,323	01/15/2013	—	(1,656)
	BRL	15,000	USD	7,340	01/03/2013	14	—
	EUR	35,000	USD	45,528	01/15/2013	—	(675)
	EUR	120,000	USD	158,226	01/18/2013	—	(188)
	NOK	55,000	USD	9,714	01/15/2013	—	(177)
	USD	7,156	BRL	15,000	01/03/2013	170	—
	USD	6,191	AUD	6,000	01/15/2013	34	—

64

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	19,352	EUR	15,000	01/15/2013	$450	$—
	USD	38,575	JPY	3,150,000	01/15/2013	—	(2,213)
	USD	272,785	GBP	170,000	01/18/2013	3,361	—

						4,029	(4,909)

JPMorgan Chase Bank	CNY	770,000	USD	122,436	01/18/2013	—	(1,049)
	CNY	625,000	USD	100,160	05/14/2013	692	—
	CNY	623,000	USD	100,464	10/15/2013	2,121	—
	CNY	625,000	USD	101,604	04/23/2014	3,837	—
	DKK	2,191,000	USD	376,613	01/15/2013	—	(11,084)
	EUR	468,000	USD	606,772	01/15/2013	—	(11,028)
	EUR	550,000	USD	716,500	01/18/2013	—	(9,565)
	GBP	135,000	USD	216,041	01/17/2013	—	(3,251)
	ILS	850,000	USD	219,139	01/15/2013	—	(8,327)
	JPY	550,000	USD	6,720	01/15/2013	371	—
	KRW	6,129,000	USD	5,646	01/15/2013	—	(74)
	MXN	863,000	USD	66,983	01/15/2013	290	—
	PLN	1,352,000	USD	422,105	01/15/2013	—	(14,159)
	SEK	3,558,000	USD	527,778	01/15/2013	—	(19,188)
	SEK	4,090,000	USD	611,529	01/18/2013	—	(17,176)
	USD	54,783	CNY	335,000	01/08/2013	—	(1,018)
	USD	6,193	AUD	6,000	01/15/2013	32	—
	USD	10,083	CAD	10,000	01/15/2013	—	(32)
	USD	41,619	EUR	32,000	01/15/2013	624	—
	USD	32,133	INR	1,783,000	01/15/2013	331	—
	USD	6,335	JPY	520,000	01/15/2013	—	(332)
	USD	8,203	NZD	10,000	01/15/2013	55	—
	USD	255,262	SEK	1,720,000	01/15/2013	9,150	—
	USD	199,803	EUR	155,000	01/17/2013	4,813	—
	USD	155,217	AUD	153,000	01/18/2013	3,489	—
	USD	251,407	ILS	965,000	01/18/2013	6,807	—
	USD	49,135	INR	2,640,000	01/18/2013	—	(1,096)
	USD	47,083	RUB	1,486,000	01/18/2013	1,432	—
	USD	163,598	SGD	200,000	01/18/2013	123	—
	USD	115,940	ZAR	1,035,000	01/18/2013	5,895	—
	USD	98,889	CNY	623,000	10/15/2013	—	(546)
	USD	103,220	CNY	625,000	04/23/2014	—	(5,453)
	ZAR	4,159,000	USD	462,281	01/15/2013	—	(27,500)

						40,062	(130,878)

Morgan Stanley and Co. International PLC	BRL	84,000	USD	41,106	01/03/2013	80	—
	EUR	13,000	USD	16,859	01/15/2013	—	(303)
	NOK	2,980,000	USD	520,365	01/15/2013	—	(15,590)
	USD	40,251	BRL	84,000	01/03/2013	774	—
	USD	16,002	JPY	1,313,000	01/15/2013	—	(846)
	USD	92,374	NOK	529,000	01/15/2013	2,767	—

						3,621	(16,739)

Royal Bank of Canada	BRL	99,000	USD	47,977	01/03/2013	—	(375)
	BRL	190,000	USD	92,121	01/18/2013	—	(491)
	MXN	6,180,000	USD	472,066	01/15/2013	—	(5,526)
	MXN	230,000	USD	17,789	01/18/2013	19	—

65

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	48,446	BRL	99,000	01/03/2013	$—	$(95)
	USD	15,227	CAD	15,000	01/15/2013	—	(151)
	USD	2,616	EUR	2,000	01/15/2013	25	—
	USD	14,494	MXN	190,000	01/15/2013	190	—
	USD	165,374	CAD	162,000	01/18/2013	—	(2,562)
	USD	47,738	BRL	99,000	02/04/2013	410	—

						644	(9,200)

Standard Chartered Bank	EUR	12,000	USD	15,713	01/15/2013	—	(128)

State Street Bank and Trust Company	CAD	27,000	USD	27,366	01/15/2013	229	—
	USD	8,940	EUR	7,000	01/15/2013	301	—

						530	—

UBS AG	CAD	473,000	USD	473,903	01/15/2013	—	(1,495)
	EUR	28,000	USD	36,617	01/15/2013	—	(345)
	USD	15,581	AUD	15,000	01/15/2013	—	(18)
	USD	53,097	CAD	53,000	01/15/2013	172	—
	USD	8,970	EUR	7,000	01/15/2013	271	—
	USD	37,638	MXN	485,000	01/15/2013	—	(157)
	USD	7,055	NOK	40,000	01/15/2013	138	—
	USD	149,653	BRL	315,000	01/18/2013	3,889	—
	USD	30,048	CHF	28,000	01/18/2013	573	—
	USD	96,152	GBP	60,000	01/18/2013	1,312	—
	USD	117,725	MXN	1,540,000	01/18/2013	1,255	—

						7,610	(2,015)

Westpac Banking Corp.	DKK	251,000	USD	44,049	01/15/2013	—	(365)
	NZD	11,000	USD	9,021	01/15/2013	—	(63)
	SEK	114,000	USD	17,285	01/15/2013	—	(240)
	USD	812	NZD	1,000	01/15/2013	14	—

						14	(668)

Net Unrealized Appreciation (Depreciation)						$103,528	$(197,988)

AUD	— Australian Dollar	HKD	— Hong Kong Dollar	NZD	— New Zealand Dollar
BRL	— Brazilian Real	ILS	— Israeli Shekel	PLN	— Polish Zloty
CAD	— Canadian Dollar	INR	— Indian Rupee	RUB	— Russian Ruble
CHF	— Swiss Franc	JPY	— Japanese Yen	SEK	— Swedish Krona
CNY	— Yuan (Chinese) Renminbi	KRW	— South Korean Won	SGD	— Singapore Dollar
DKK	— Danish Krone	MXN	— Mexican Peso	TWD	— Taiwan Dollar
EUR	— Euro	MYR	— Malaysian Ringgit	USD	— United States Dollar
GBP	— British Pound Sterling	NOK	— Norwegian Krone	ZAR	— South African Rand

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$—	$220,490	$—	$220,490
Auto-Cars/Light Trucks	184,797	256,345	—	441,142
Auto-Heavy Duty Trucks	—	113,503	—	113,503
Beverages-Wine/Spirits	39,779	133,461	—	173,240
Casino Hotels	—	154,631	—	154,631

66

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Chemicals-Specialty	$—	$77,381	$—	$77,381
Computers	303,827	42,053	—	345,880
Consulting Services	—	67,154	—	67,154
Containers-Metal/Glass	—	121,394	—	121,394
Disposable Medical Products	—	19,983	—	19,983
Diversified Banking Institutions	456,829	44,364	—	501,193
Diversified Financial Services	—	91,350	—	91,350
Diversified Minerals	—	181,777	—	181,777
Electronic Parts Distribution	—	72,294	—	72,294
Gas-Distribution	—	167,028	—	167,028
Gas-Transportation	—	191,480	—	191,480
Industrial Automated/Robotic	—	204,560	—	204,560
Industrial Gases	—	325,447	—	325,447
Insurance-Life/Health	—	192,774	—	192,774
Insurance-Multi-line	191,208	305,352	—	496,560
Insurance-Reinsurance	—	184,139	—	184,139
Medical-Wholesale Drug Distribution	239,712	26,681	—	266,393
Metal Processors & Fabrication	—	402,593	—	402,593
Metal-Copper	—	1,911	—	1,911
Metal-Diversified	—	143,875	—	143,875
Oil Companies — Exploration & Production	345,860	226,606	—	572,466
Oil Companies — Integrated	—	208,747	—	208,747
Oil-Field Services	—	66,538	—	66,538
Precious Metals	—	168,786	—	168,786
Public Thoroughfares	—	127,956	—	127,956
Real Estate Investment Trusts	50,033	531,228	—	581,261
Real Estate Management/Services	84,575	56,172	—	140,747
Real Estate Operations & Development	—	500,680	—	500,680
Retail-Convenience Store	—	133,372	—	133,372
Rubber-Tires	—	25,687	—	25,687
Semiconductor Components-Integrated Circuits	132,300	166,743	—	299,043
Steel-Producers	—	112,608	—	112,608
Telephone-Integrated	—	258,080	—	258,080
Other Industries*	6,273,148	—	—	6,273,148
Rights	2,986	—	—	2,986
Asset Backed Securities	—	895	—	895
Foreign Corporate Bonds & Notes:
Banks-Special Purpose	—	102,279	—	102,279
Containers-Metal/Glass	—	—	0	0
Foreign Government Agencies:
Sovereign	—	5,510,887	—	5,510,887
Foreign Government Treasuries	—	488,012	—	488,012
U.S. Government Treasuries	—	294,149	—	294,149
Repurchase Agreements	—	420,000	—	420,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	2,461	—	—	2,461
Open Forward Foreign Currency Contracts — Appreciation	—	103,528	—	103,528

Total	$8,307,515	$13,244,973	$0	$21,552,488

Liabilities:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	4,461	—	—	4,461
Open Forward Foreign Currency Contracts — Depreciation	—	197,988	—	197,988

Total	$4,461	$197,988	$—	$202,449

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $2,434,110 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENT OF ASSETS AND LIABILITIES — December 31, 2012

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,306,126,855	$213,213,715
Repurchase agreements (cost approximates value)	45,795,000	5,997,000

Total investments	1,351,921,855	219,210,715

Cash	17,166,812	29,948
Foreign cash*	—	428
Due from broker@	—	—
Receivable for:
Fund shares sold	18,625,932	250,744
Dividends and interest	6,042,085	968,721
Investments sold	199,479,920	471,382
Prepaid expenses and other assets	12,888	4,896
Due from investment adviser for expense reimbursements/fee waivers	—	—
Variation margin on futures contracts	—	—
Unrealized appreciation on forward foreign currency contracts	—	—

Total assets	1,593,249,492	220,936,834

LIABILITIES:
Payable for:
Fund shares redeemed	2,601,285	185,487
Investments purchased	231,433,004	694,357
Investment advisory and management fees	535,824	122,007
Service fees — Class 2	7,681	2,157
Service fees — Class 3	166,234	9,096
Trustees’ fees and expenses	15,514	3,394
Other accrued expenses	177,527	91,004
Forward sales contracts, at value#	173,373,284	—
Unrealized depreciation on forward foreign currency contracts	—	—

Total liabilities	408,310,353	1,107,502

Net Assets	$1,184,939,139	$219,829,332

NET ASSETS REPRESENTED BY:
Capital paid-in	1,093,950,742	196,445,942
Accumulated undistributed net investment income (loss)	26,482,054	6,112,524
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	10,448,474	(7,896,774)
Unrealized appreciation (depreciation) on investments	54,441,997	25,167,732
Unrealized appreciation (depreciation) on futures contracts	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(92)
Unrealized appreciation (depreciation) on forward sales contracts	(384,128)	—

NET ASSETS	$1,184,939,139	$219,829,332

Class 1 (unlimited shares authorized):
Net assets	$326,992,026	$159,350,750
Shares of beneficial interest issued and outstanding	20,994,355	11,264,038
Net asset value, offering and redemption price per share	$15.58	$14.15

Class 2 (unlimited shares authorized):
Net assets	$60,471,744	$17,150,727
Shares of beneficial interest issued and outstanding	3,883,491	1,214,535
Net asset value, offering and redemption price per share	$15.57	$14.12

Class 3 (unlimited shares authorized):
Net assets	$797,475,369	$43,327,855
Shares of beneficial interest issued and outstanding	51,371,392	3,078,245
Net asset value, offering and redemption price per share	$15.52	$14.08

* Cost
Investments (unaffiliated)	$1,251,684,858	$188,045,983

Foreign cash	$—	$428

# Proceeds from forward sales contracts	$172,989,156	$—

@	See Note 2

See Notes to Financial Statements

68

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi- Asset Portfolio

$37,964,436	$375,837,669	$1,041,219,049	$227,403,613	$21,642,482	$21,026,499
1,770,000	12,600,000	49,065,000	1,475,000	2,185,000	420,000

39,734,436	388,437,669	1,090,284,049	228,878,613	23,827,482	21,446,499

2,463	435	1,215	263	889	3,942
—	—	—	63,226	—	867
—	—	—	—	25,961	22,606

216,138	1,786,918	4,662,423	1,567,596	—	778
45,238	419,113	498,631	163,804	58,188	77,913
10,845	2,105,674	5,268,798	1,327,143	5,881	18,286
4,433	8,851	19,507	6,798	2,793	3,672
—	—	—	—	26,097	—
—	—	—	—	11,096	5,612
—	—	—	—	—	103,528

40,013,553	392,758,660	1,100,734,623	232,007,443	23,958,387	21,683,703

6,874	508,634	5,895,902	704,463	30,112	11,503
664,336	3,893,093	22,826,392	508,341	1,642,948	83,236
22,178	235,440	637,523	143,678	18,962	17,999
—	3,256	6,970	1,870	—	—
—	24,915	113,333	27,293	21	—
475	10,040	20,850	3,322	1,732	1,210
48,818	103,848	148,543	70,406	51,515	56,169
—	—	—	—	—	—
—	—	—	—	—	197,988

742,681	4,779,226	29,649,513	1,459,373	1,745,290	368,105

$39,270,872	$387,979,434	$1,071,085,110	$230,548,070	$22,213,097	$21,315,598

38,868,502	435,712,030	778,899,712	245,886,392	22,524,437	19,330,726
203,187	3,427,859	(16,337)	2,339,475	252,275	(27,141)

(1,439,762)	(81,125,412)	130,921,975	(16,194,164)	(2,244,925)	97,237
1,638,945	29,964,957	161,279,761	(1,483,589)	1,685,880	2,010,025
—	—	—	—	(4,570)	(2,000)
—	—	(1)	(44)	—	(93,249)
—	—	—	—	—	—

$39,270,872	$387,979,434	$1,071,085,110	$230,548,070	$22,213,097	$21,315,598

$39,270,872	$244,122,089	$480,705,104	$84,408,783	$22,114,147	$21,315,598
4,582,078	11,158,255	11,847,253	3,733,239	3,421,944	2,600,242
$8.57	$21.88	$40.58	$22.61	$6.46	$8.20

$—	$25,505,707	$54,463,956	$15,018,160	$—	$—
—	1,165,872	1,362,920	666,638	—	—
$—	$21.88	$39.96	$22.53	$—	$—

$—	$118,351,638	$535,916,050	$131,121,127	$98,950	$—
—	5,419,781	13,544,744	5,850,020	15,320	—
$—	$21.84	$39.57	$22.41	$6.46	$—

$36,325,491	$345,872,712	$879,939,288	$228,887,202	$19,956,602	$19,016,474

$—	$—	$—	$63,315	$—	$865

$—	$—	$—	$—	$—	$—

69

Anchor Series Trust

STATEMENT OF OPERATIONS — For the Year Ended December 31, 2012

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$4,098,276
Interest (unaffiliated)	27,721,909	3,654,970

Total investment income*	27,721,909	7,753,246

EXPENSES:
Investment advisory and management fees	6,086,649	1,472,569
Service fee
Class 2	97,112	26,403
Class 3	1,930,530	106,743
Custodian and accounting fees	308,458	214,586
Reports to shareholders	51,902	4,512
Audit and tax fees	43,292	40,206
Legal fees	43,603	12,748
Trustees’ fees and expenses	67,673	13,954
Interest expense	3,257	—
Other expenses	34,442	35,878

Total expenses before fee waivers, expense reimbursements, custody credits and fees paid indirectly	8,666,918	1,927,599
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—
Custody credits earned on cash balances	(1,070)	(40)
Fees paid indirectly (Note 4)	—	(646)

Net expenses	8,665,848	1,926,913

Net investment income (loss)	19,056,061	5,826,333

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	19,804,494	5,929,657
Net realized gain (loss) on futures contracts and options contracts	(226,070)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	518
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	—	—

Net realized gain (loss) on investments and foreign currencies	19,578,424	5,930,175

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	1,338,471	13,497,630
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(232)
Change in unrealized appreciation (depreciation) on forward sales contracts	(382,644)	—

Net unrealized gain (loss) on investments and foreign currencies	955,827	13,497,398

Net realized and unrealized gain (loss) on investments and foreign currencies	20,534,251	19,427,573

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,590,312	$25,253,906

* Net of foreign withholding taxes on interest and dividends of	$(5,585)	$108,564

See Notes to Financial Statements

70

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi- Asset Portfolio	Strategic Multi-Asset Portfolio

$469,987	$6,647,679	$6,111,069	$4,651,378	$306,618	$280,646
1,890	20,067	61,176	7,664	229,740	207,985

471,877	6,667,746	6,172,245	4,659,042	536,358	488,631

146,944	2,662,702	7,614,839	1,746,783	231,711	216,523

—	41,563	86,790	23,736	—	—
—	308,015	1,365,153	341,395	57	—
62,054	128,953	232,163	97,557	54,117	84,424
972	—	583	1,273	7,769	25
34,647	34,641	34,605	34,956	38,878	45,637
8,702	14,812	29,534	9,209	17,445	11,739
899	22,036	65,798	14,688	3,110	1,336
—	29	686	—	—	—
14,140	25,267	47,719	23,803	16,293	11,423

268,358	3,238,018	9,477,870	2,293,400	369,380	371,107
—	—	—	—	(40,537)	—
(2)	(12)	(157)	(7)	(3)	(7)
(295)	(9,618)	(37,611)	(3,953)	(252)	(852)

268,061	3,228,388	9,440,102	2,289,440	328,588	370,248

203,816	3,439,358	(3,267,857)	2,369,602	207,770	118,383

429,035	12,247,514	139,309,773	(13,108,085)	1,214,343	1,256,660
—	—	(1,383,867)	—	52,604	100,094
—	—	(54,641)	(27,213)	—	(59,234)
—	—	152,615	—	—	—

429,035	12,247,514	138,023,880	(13,135,298)	1,266,947	1,297,520

1,386,787	32,522,453	93,606,006	18,652,865	670,976	1,812,942
—	—	—	—	(1,855)	(6,968)
—	—	—	(830)	—	(201,643)
—	—	—	—	—	—

1,386,787	32,522,453	93,606,006	18,652,035	669,121	1,604,331

1,815,822	44,769,967	231,629,886	5,516,737	1,936,068	2,901,851

$2,019,638	$48,209,325	$228,362,029	$7,886,339	$2,143,838	$3,020,234

$2,411	$28,490	$10,579	$276,365	$1,794	$13,869

71

Anchor Series Trust

STATEMENT OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio
	For the year ended December 31, 2012	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$19,056,061	$22,113,467
Net realized gain (loss) on investments and foreign currencies	19,578,424	23,980,154
Net unrealized gain (loss) on investments and foreign currencies	955,827	25,767,396

Net increase (decrease) in net assets resulting from operations	39,590,312	71,861,017

Distributions to shareholders from:
Net investment income — Class 1	(6,794,563)	(8,241,293)
Net investment income — Class 2	(1,328,156)	(2,079,959)
Net investment income — Class 3	(16,009,509)	(21,627,032)
Net realized gain on securities — Class 1	(4,036,792)	(1,156,069)
Net realized gain on securities — Class 2	(854,071)	(310,372)
Net realized gain on securities — Class 3	(10,596,454)	(3,285,325)

Total distributions to shareholders	(39,619,545)	(36,700,050)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	120,965,016	(86,321,986)

Total increase (decrease) in net assets	120,935,783	(51,161,019)

NET ASSETS:
Beginning of period	1,064,003,356	1,115,164,375

End of period†	$1,184,939,139	$1,064,003,356

†Includes accumulated undistributed net investment income (loss)	$26,482,054	$23,310,169

See Notes to Financial Statements

72

Asset Allocation Portfolio		Growth and Income Portfolio		Growth Portfolio
For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2011

$5,826,333	$6,640,761	$203,816	$(15,388)	$3,439,358	$1,758,940
5,930,175	9,104,551	429,035	819,346	12,247,514	42,821,166
13,497,398	(13,511,118)	1,386,787	(1,275,096)	32,522,453	(68,105,299)

25,253,906	2,234,194	2,019,638	(471,138)	48,209,325	(23,525,193)

(4,926,993)	(4,882,721)	—	(2,798)	(1,293,628)	(1,601,067)
(501,958)	(489,289)	—	—	(108,385)	(176,429)
(1,207,216)	(980,374)	—	—	(353,872)	(628,979)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(6,636,167)	(6,352,384)	—	(2,798)	(1,755,885)	(2,406,475)

(23,461,338)	(21,415,768)	29,802,101	(1,745,540)	737,939	(66,880,491)

(4,843,599)	(25,533,958)	31,821,739	(2,219,476)	47,191,379	(92,812,159)

224,672,931	250,206,889	7,449,133	9,668,609	340,788,055	433,600,214

$219,829,332	$224,672,931	$39,270,872	$7,449,133	$387,979,434	$340,788,055

$6,112,524	$6,575,438	$203,187	$(629)	$3,427,859	$1,743,914

73

Anchor Series Trust

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Capital Appreciation Portfolio
	For the year ended December 31, 2012	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(3,267,857)	$(3,815,482)
Net realized gain (loss) on investments and foreign currencies	138,023,880	133,313,829
Net unrealized gain (loss) on investments and foreign currencies	93,606,006	(200,623,488)

Net increase (decrease) in net assets resulting from operations	228,362,029	(71,125,141)

Distributions to shareholders from:
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	(20,248,496)	—
Net realized gain on securities — Class 2	(2,446,542)	—
Net realized gain on securities — Class 3	(23,499,636)	—

Total distributions to shareholders	(46,194,674)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(100,496,391)	(114,937,473)

Total increase (decrease) in net assets	81,670,964	(186,062,614)

NET ASSETS:
Beginning of period	989,414,146	1,175,476,760

End of period†	$1,071,085,110	$989,414,146

† Includes accumulated undistributed net investment income (loss)	$(16,337)	$(22,399)

See Notes to Financial Statements

74

Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2011

$2,369,602	$2,137,015	$207,770	$176,790	$118,383	$121,132
(13,135,298)	19,424,749	1,266,947	1,602,401	1,297,520	1,880,147
18,652,035	(82,885,766)	669,121	(2,092,085)	1,604,331	(2,834,662)

7,886,339	(61,324,002)	2,143,838	(312,894)	3,020,234	(833,383)

(890,355)	(731,002)	(198,946)	(315,655)	(527,384)	(228,704)
(133,613)	(111,874)	—	—	—	—
(1,092,760)	(729,418)	—	—	—	—
(7,695,993)	(25,998,504)	—	—	—	—
(1,442,429)	(5,255,531)	—	—	—	—
(12,995,684)	(40,160,412)	—	—	—	—

(24,250,834)	(72,986,741)	(198,946)	(315,655)	(527,384)	(228,704)

7,505,936	49,680,724	(3,137,182)	(2,756,275)	(2,266,143)	(3,120,752)

(8,858,559)	(84,630,019)	(1,192,290)	(3,384,824)	226,707	(4,182,839)

239,406,629	324,036,648	23,405,387	26,790,211	21,088,891	25,271,730

$230,548,070	$239,406,629	$22,213,097	$23,405,387	$21,315,598	$21,088,891

$2,339,475	$2,113,814	$252,275	$194,741	$(27,141)	$282,304

75

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of SunAmerica Annuity and Life Assurance Company (“SAAL”), American General Life Insurance Company of Delaware (“AGC Life of Delaware”), and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. Effective December 31, 2012, SAAL and AGC Life of Delaware merged with and into American General Life Insurance Company, a Texas life insurer. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

Effective October 8, 2012, the Multi-Asset Portfolio Class 3 commenced operations.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and high current income by investing at least 65% of total assets in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the

76

obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of December 31, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

77

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

The following tables represent the value of derivatives held as of December 31, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending December 31, 2012:

Government and Quality Bond
Derivative Contracts(1)	Asset Derivatives		Liability Derviatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(226,070)	$—

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $1,348,331.

78

Capital Appreciation Portfolio
Derivative Contracts(1)	Asset Derivatives		Liability Derviatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)	Call and put options purchased, at value	$—	Call and put options purchased, at value	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)(4)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(1,383,867)	$—

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $7,950.
(3)	Net realized gain (loss) on purchased options is included in net realized gain (loss) on investments (unaffiliated) line of the Statement of Operations.
(4)	The change in unrealized appreciation (depreciation) on purchased options is included in change in unrealized appreciation (depreciation) on investments (unaffiliated) line of the Statement of Operations.

	Multi-Asset Portfolio
Derivative Contracts(1)	Asset Derivatives		Liability Derviatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$10,830	Variation margin on futures contracts	$—
Interest rate contracts(3)(4)	Variation margin on futures contracts	266	Variation margin on futures contracts	—

		$11,096		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$63,022	$(6,355)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(10,418)	4,500

		$52,604	$(1,855)

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $281,532.
(3)	The average value outstanding for interest rate futures was $640,330.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(4,570) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
Derivative Contracts(1)	Asset Derivatives		Liability Derviatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(5)	Variation margin on futures contracts	$5,643	Variation margin on futures contracts	$—
Interest rate contracts(3)(5)	Variation margin on futures contracts	—	Variation margin on futures contracts	31
Foreign exchange contracts(4)	Unrealized appreciation on forward foreign currency contracts	103,528	Unrealized depreciation on forward foreign currency contracts	197,988

		$109,171		$198,019

79

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$103,682	$(6,033)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	(3,588)	(935)
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(49,479)	(205,837)

		$50,615	$(212,805)

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $277,178.
(3)	The average value outstanding for interest rate futures was $1,008,240.
(4)	The average notional amount outstanding for forward foreign currency contracts was $14,030,222.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(2,000) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended December 31, 2012, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of December 31, 2012, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended December 31, 2012, the Government and Quality Bond Portfolio, the Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of December 31, 2012, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

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A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “variation margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At December 31, 2012, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended December 31, 2012, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of December 31, 2012, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the year ended December 31, 2012, none of the Portfolios had transactions in options written.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency

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gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Distributions received from the Portfolio‘s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Portfolios as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually for all Portfolios. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 - 2011 or expected to be taken in each Portfolio’s 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

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As of December 31, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.09%	$8,180,000
Growth and Income	0.39	315,000
Growth	2.77	2,250,000
Capital Appreciation	10.81	8,765,000
Natural Resources	0.32	260,000
Multi-Asset	0.48	390,000
Strategic Multi-Asset	0.09	75,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $81,105,000, a repurchase price of $81,105,631, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.25%	5/31/2014	$82,729,000	$82,779,465

As of December 31, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.09%	$7,560,000
Growth and Income	0.39	290,000
Growth	2.78	2,080,000
Capital Appreciation	10.81	8,100,000
Natural Resources	0.32	240,000
Multi-Asset	0.48	360,000
Strategic Multi-Asset	0.09	65,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated December 31, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,833, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	4.50%	5/15/2038	$57,037,000	$76,317,217

As of December 31, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.09%	$7,560,000
Growth and Income	0.39	290,000
Growth	2.78	2,080,000
Capital Appreciation	10.81	8,100,000
Natural Resources	0.32	240,000
Multi-Asset	0.48	360,000
Strategic Multi-Asset	0.09	65,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,708, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.50%	3/31/2015	$72,511,900	$76,578,367

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As of December 31, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.08%	$2,955,000
Growth and Income	0.38	110,000
Growth	2.76	810,000
Capital Appreciation	10.81	3,170,000
Natural Resources	0.32	95,000
Multi-Asset	0.48	140,000
Strategic Multi-Asset	0.09	25,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $29,315,000, a repurchase price of $29,315,228, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	6/30/2015	$28,827,000	$29,947,794

As of December 31, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.07%	$10,095,000
Growth and Income	0.40	400,000
Growth	2.78	2,785,000
Capital Appreciation	10.79	10,810,000
Natural Resources	0.34	340,000
Multi-Asset	0.48	485,000
Strategic Multi-Asset	0.10	105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated December 31, 2012, bearing interest at a rate of 0.19% per annum, with a principal amount of $100,215,000, a repurchase price of $100,216,058, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.63%	2/15/2021	$85,749,000	$102,062,747

As of December 31, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.08%	$9,445,000
Growth and Income	0.39	365,000
Growth	2.77	2,595,000
Capital Appreciation	10.81	10,120,000
Natural Resources	0.32	300,000
Multi-Asset	0.48	450,000
Strategic Multi-Asset	0.09	85,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $93,655,000, a repurchase price of $93,655,885, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.25%	11/30/2014	$95,793,000	$95,814,074

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Mortgage-Backed Dollar Rolls: During the year ended December 31, 2012, the Government and Quality Bond , Asset Allocation Portfolio and Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond and Multi-Asset Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended December 31, 2012, the Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $7,736,039, $13,813 and $51,895 respectively.

When-Issued Securities and Forward Commitments: The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended December 31, 2012, the Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio purchased and/or sold when-issued securities and/or forward commitments.

New Accounting Pronouncements: In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and
Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Portfolio	Average Daily Net Assets		Management Fee
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

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Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$100 million	.250%
	>	$250 million	.200%

Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

Multi-Asset		$0-$50 million	.250%
	>	$50 million	.175%
	>	$150 million	.150%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

For the year ended December 31, 2012, SAAMCo accrued fees of $20,178,720 from the Trust, of which SAAMCo informed the Trust that $13,898,401 was retained and $6,280,319 was paid to Wellington Management and EDGE, collectively.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

Effective October 8, 2012 through April 30, 2014, SAAMCo has contractually agreed to waive its fees and/or reimburse expenses to the extent the Total Annual Portfolio Operating Expenses of the Multi-Asset Portfolio exceed 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively. Any waivers or reimbursements made by SAAMCo with respect to the Multi-Asset Portfolio are subject to recoupment from the Multi-Asset Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Multi-Asset Portfolio is able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2014, only with the approval of the Board. For the period ended December 31, 2012, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
Multi Asset — Class 1	$40,364
Multi Asset — Class 3	173

For the period ended December 31, 2012, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment and expire during the time period indicated are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio		December 31, 2014
Multi Asset — Class 1	$—	$40,364
Multi Asset — Class 3	—	173

On June 15, 2012, the Capital Appreciation Portfolio purchased 165,100 shares of iShares Russell 1000 Growth Index Fund, an exchange traded fund (“ETF”). The Portfolio is prohibited from investing in ETF securities. On June 20, 2012, 165,100 shares of iShares Russell 1000 Growth Index Fund were sold, resulting in a gain of $152,615 to the Portfolio.

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4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended December 31, 2012, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$646
Growth and Income	295
Growth	9,618
Capital Appreciation	37,611
Natural Resources	3,953
Multi-Asset	252
Strategic Multi-Asset	852

5.  Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2012 were as follows:

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Purchases (excluding U.S. government securities)	$39,130,576	$56,058,025	$43,652,558	$324,419,475	$1,079,079,599	$125,871,299	$12,951,986	$21,573,884
Sales (excluding U.S. government securities)	57,579,382	70,002,506	14,826,725	325,796,391	1,246,731,220	134,807,199	15,543,607	23,436,555
Purchases of U.S. government securities	1,148,978,441	8,573,974	—	—	—	—	3,814,878	270,658
Sales of U.S. government securities	826,679,655	12,948,911	—	—	—	—	4,051,604	162,096

6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, retirement pension expense, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities straddles, contingent payment debt instruments and derivative transactions.

	For the year ended December 31, 2012
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$38,030,362	$1,258,832	$51,936,179	$33,614,462	$6,005,083
Asset Allocation	6,211,720	(6,695,067)	24,244,818	6,636,167	—
Growth and Income	203,619	(1,079,537)	1,278,721	—	—
Growth	3,436,367	(73,385,493)	22,225,039	1,755,885	—
Capital Appreciation	17,834,016	116,027,952	159,285,683	—	46,194,674
Natural Resources	2,360,747	(12,239,727)	(5,457,069)	3,363,881	20,886,953
Multi-Asset	235,792	(1,932,855)	1,441,347	198,946	—
Strategic Multi-Asset	504,593	143,945	1,790,066	527,384	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

87

	For the year ended December 31, 2011
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$31,993,891	$4,706,159
Asset Allocation	6,352,384	—
Growth and Income	2,798	—
Growth Portfolio	2,406,475	—
Capital Appreciation	—	—
Natural Resources	14,694,218	58,292,523
Multi-Asset Portfolio	315,655	—
Strategic Multi-Asset	228,704	—

As of December 31, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited
Fund	2017	ST	LT
Government and Quality Bond	$—	$—	$—
Asset Allocation	6,695,067	—	—
Growth and Income	1,079,537	—	—
Growth	73,385,493	—	—
Capital Appreciation	—	—	—
Natural Resources	—	3,102,800	9,136,927
Multi-Asset	1,932,855	—	—
Strategic Multi-Asset	—	—	—

The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2012.

Portfolio	Capital Loss Carryforward Utilized
Government and Quality Bond	$—
Asset Allocation	4,729,018
Growth and Income	511,753
Growth Portfolio	8,402,081
Capital Appreciation	—
Natural Resources	—
Multi-Asset Portfolio	959,659
Strategic Multi-Asset	540,135

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

88

For the year ended December 31, 2012, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, principal paydown adjustments, amortization of premium/discount partnership investments, net operating loss and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Government and Quality Bond	$8,248,052	$(8,248,052)	$—
Asset Allocation	346,920	(346,920)	—
Growth and Income	—	—	—
Growth Portfolio	472	(472)	—
Capital Appreciation	3,273,919	(3,019,173)	(254,746)
Natural Resources	(27,213)	27,213	—
Multi-Asset Portfolio	48,710	(48,710)	—
Strategic Multi-Asset	99,556	(99,556)	—

As of December 31, 2012, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$53,502,915	$(1,182,608)	$52,320,307	$1,299,601,548
Asset Allocation	27,601,673	(3,356,763)	24,244,910	194,965,805
Growth and Income	1,921,298	(642,577)	1,278,721	38,455,715
Growth	32,582,945	(10,357,906)	22,225,039	366,212,630
Capital Appreciation	177,285,318	(17,999,634)	159,285,684	930,998,365
Natural Resources	15,149,691	(20,606,716)	(5,457,025)	234,335,638
Multi-Asset	1,695,994	(254,647)	1,441,347	22,386,135
Strategic Multi-Asset	1,990,606	(185,304)	1,805,302	19,641,197

89

7.  Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2012		For the year ended December 31, 2011		For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,717,590	$121,356,029	2,163,095	$33,506,560	380,471	$5,962,905	478,275	$7,335,789
Reinvested dividends	698,258	10,831,355	610,328	9,397,362	140,648	2,182,227	155,250	2,390,331
Shares redeemed	(4,120,892)	(64,717,841)	(5,788,638)	(88,895,747)	(1,069,431)	(16,815,694)	(1,553,004)	(23,771,455)

Net increase (decrease)	4,294,956	$67,469,543	(3,015,215)	$(45,991,825)	(548,312)	$(8,670,562)	(919,479)	$(14,045,335)

	Class 3
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	13,607,949	$212,743,545	12,471,628	$191,481,844
Reinvested dividends	1,719,550	26,605,963	1,621,734	24,912,357
Shares redeemed	(11,304,320)	(177,183,473)	(15,815,760)	(242,679,027)

Net increase (decrease)	4,023,179	$62,166,035	(1,722,398)	$(26,284,826)

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2012		For the year ended December 31, 2011		For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	358,821	$4,947,031	685,389	$9,146,825	115,576	$1,605,061	181,229	$2,394,902
Reinvested dividends	353,836	4,926,993	388,338	4,882,721	36,097	501,958	38,972	489,289
Shares redeemed	(2,295,411)	(31,623,396)	(2,905,892)	(38,723,605)	(344,724)	(4,716,181)	(359,322)	(4,807,691)

Net increase (decrease)	(1,582,754)	$(21,749,372)	(1,832,165)	$(24,694,059)	(193,051)	$(2,609,162)	(139,121)	$(1,923,500)

	Class 3
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	744,640	$10,176,435	1,203,750	$15,956,574
Reinvested dividends	87,070	1,207,216	78,272	980,374
Shares redeemed	(762,965)	(10,486,455)	(887,656)	(11,735,157)

Net increase (decrease)	68,745	$897,196	394,366	$5,201,791

	Growth and Income Portfolio
	Class 1
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,703,488	$30,703,295	39,199	$308,378
Reinvested dividends	—	—	386	2,798
Shares redeemed	(108,430)	(901,194)	(260,385)	(2,056,716)

Net increase (decrease)	3,595,058	$29,802,101	(220,800)	$(1,745,540)

	Growth Portfolio
	Class 1				Class 2
	For the year ended December 31, 2012		For the year ended December 31, 2011		For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,107,597	$65,017,745	467,975	$9,541,784	30,180	$637,861	59,241	$1,158,399
Reinvested dividends	59,327	1,293,628	86,209	1,601,067	4,969	108,385	9,499	176,429
Shares redeemed	(1,882,241)	(39,897,641)	(2,467,129)	(50,137,342)	(312,402)	(6,651,992)	(416,032)	(8,571,673)

Net increase (decrease)	1,284,683	$26,413,732	(1,912,945)	$(38,994,491)	(277,253)	$(5,905,746)	(347,292)	$(7,236,845)

90

	Growth Portfolio
	Class 3
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	451,533	$9,532,751	726,662	$14,057,162
Reinvested dividends	16,247	353,872	33,916	628,979
Shares redeemed	(1,398,055)	(29,656,670)	(1,736,862)	(35,335,296)

Net increase (decrease)	(930,275)	$(19,770,047)	(976,284)	$(20,649,155)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2012		For the year ended December 31, 2011		For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,217,776	$48,077,120	973,416	$37,172,696	67,817	$2,678,238	132,629	$4,933,508
Reinvested dividends	497,749	20,248,496	—	—	61,037	2,446,542	—	—
Shares redeemed	(2,610,498)	(103,283,783)	(3,388,653)	(127,866,858)	(383,468)	(15,012,775)	(500,955)	(18,611,144)

Net increase (decrease)	(894,973)	$(34,958,167)	(2,415,237)	$(90,694,162)	(254,614)	$(9,887,995)	(368,326)	$(13,677,636)

	Class 3
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,569,633	$60,425,073	3,353,051	$121,760,291
Reinvested dividends	591,942	23,499,636	—	—
Shares redeemed	(3,581,401)	(139,574,938)	(3,562,987)	(132,325,966)

Net increase (decrease)	(1,419,826)	$(55,650,229)	(209,936)	$(10,565,675)

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended December 31, 2012		For the year ended December 31, 2011		For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	782,666	$18,337,738	237,652	$8,877,411	49,612	$1,158,345	64,149	$2,244,405
Reinvested dividends	385,045	8,586,348	1,030,827	26,729,506	70,900	1,576,042	207,726	5,367,405
Shares redeemed	(795,525)	(19,085,949)	(799,726)	(28,407,466)	(165,496)	(3,959,908)	(145,713)	(5,457,203)

Net increase (decrease)	372,186	$7,838,137	468,753	$7,199,451	(44,984)	$(1,225,521)	126,162	$2,154,607

	Class 3
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,007,172	$23,997,001	1,456,468	$48,822,183
Reinvested dividends	636,828	14,088,444	1,589,011	40,889,830
Shares redeemed	(1,590,580)	(37,192,125)	(1,364,431)	(49,385,347)

Net increase (decrease)	53,420	$893,320	1,681,048	$40,326,666

	Multi-Asset Portfolio
	Class 1				Class 3
	For the year ended December 31, 2012		For the year ended December 31, 2011		For the period October 8, 2012@ through December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30,322	$194,035	56,552	$348,032	15,320	$100,000
Reinvested dividends	30,707	198,946	54,728	315,655	—	—
Shares redeemed	(571,284)	(3,630,163)	(569,850)	(3,419,962)	—	—

Net increase (decrease)	(510,255)	$(3,237,182)	(458,570)	$(2,756,275)	15,320	$100,000

@	Commencement of operations

91

	Strategic Multi-Asset Portfolio
	Class 1
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	30,191	$236,470	77,549	$606,728
Reinvested dividends	66,339	527,384	31,687	228,704
Shares redeemed	(384,348)	(3,029,997)	(516,799)	(3,956,184)

Net increase (decrease)	(287,818)	$(2,266,143)	(407,563)	$(3,120,752)

8.  Trustees’ Retirement Plan

The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of December 31, 2012
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$10,905	$1,270	$4,593
Asset Allocation	2,419	274	1,023
Growth and Income	432	8	205
Growth	8,509	423	3,886
Capital Appreciation	16,335	1,194	7,256
Natural Resources	2,271	295	938
Multi-Asset	1,630	30	773
Strategic Multi-Asset	1,121	27	528

92

9.  Lines of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2012, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Government and Quality Bond	3	$3,257	$27,327,557	1.43%
Growth	1	29	733,885	1.43
Captial Appreciation	1	686	17,523,637	1.41

At December 31, 2012, there were no borrowings outstanding.

10.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2012, none of the Portfolios participated in this program.

11.  Investment Concentration

All Portfolios may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Strategic Multi-Asset Portfolio which had 8.1% of its net assets invested in securities domiciled in the United Kingdom.

The Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At December 31, 2012, the Portfolios had 33.5%, 11.5%, and 15.9%, respectively, of their net assets invested in such securities.

93

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/08	$15.05	$0.65	$(0.01)	$0.64	$(0.63)	$—	$—	$(0.63)	$15.06	4.29%	$412,438	0.59%	4.32%	87%
12/31/09	15.06	0.58	0.06	0.64	(0.75)	—	—	(0.75)	14.95	4.29	342,036	0.61	3.82	71
12/31/10	14.95	0.42	0.33	0.75	(0.63)	—	—	(0.63)	15.07	4.98	297,126	0.59	2.75	66
12/31/11	15.07	0.35	0.71	1.06	(0.49)	—	(0.07)	(0.56)	15.57	7.09	260,025	0.62	2.24	44
12/31/12	15.57	0.29	0.31	0.60	(0.37)	—	(0.22)	(0.59)	15.58	3.83	326,992	0.59	1.88	81

Government and Quality Bond Portfolio Class 2
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	—	(0.61)	15.05	4.14	116,609	0.74	4.17	87
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76	3.67	71
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	—	(0.61)	15.06	4.83	80,584	0.74	2.60	66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	—	(0.07)	(0.53)	15.56	6.89	68,974	0.77	2.09	44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	—	(0.22)	(0.56)	15.57	3.65	60,472	0.74	1.72	81

Government and Quality Bond Portfolio Class 3
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	—	(0.59)	15.03	4.12	674,160	0.84	4.07	87
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86	3.55	71
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	—	(0.59)	15.03	4.74	737,455	0.84	2.50	66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	—	(0.07)	(0.53)	15.52	6.78	735,004	0.87	1.99	44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	—	(0.22)	(0.55)	15.52	3.53	797,475	0.84	1.63	81

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

94

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/08	$16.39	$0.38	$(3.67)	$(3.29)	$(0.47)	$—	$(2.45)	$(2.92)	$10.18	(23.03)%	$192,457	0.71%	2.70%	48%
12/31/09	10.18	0.30	1.94	2.24	(0.42)	—	—	(0.42)	12.00	22.24	195,872	0.78	2.73	46
12/31/10	12.00	0.33	1.30	1.63	(0.34)	—	—	(0.34)	13.29	13.89	195,082	0.76	2.64	65
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	—	(0.37)	13.03	0.93	167,345	0.80	2.82	44
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	—	(0.43)	14.15	11.95	159,351	0.80	2.65	30

Asset Allocation Portfolio Class 2
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	—	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86	2.56	48
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93	2.58	46
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	—	(0.33)	13.26	13.69	20,513	0.91	2.49	65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	—	(0.35)	13.00	0.76	18,303	0.95	2.67	44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	—	(0.41)	14.12	11.78	17,151	0.95	2.50	30

Asset Allocation Portfolio Class 3
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	—	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96	2.47	48
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03	2.47	46
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	—	(0.32)	13.24	13.61	34,612	1.01	2.40	65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	—	(0.34)	12.97	0.64	39,025	1.06	2.58	44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	—	(0.40)	14.08	11.68	43,328	1.05	2.41	30

Growth and Income Portfolio Class 1
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	—	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40	0.33	122
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66	0.08	94
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	—	(0.00)	8.01	11.93	9,669	1.56	0.03	67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	—	(0.00)	7.55	(5.71)	7,449	1.82	(0.18)	69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	—	8.57	13.51	39,271	1.28	0.97	73

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12
Asset Allocation Portfolio Class 1	0.02%	0.02%	0.01%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.02	0.02	0.01	0.00	0.00
Asset Allocation Portfolio Class 3	0.02	0.02	0.01	0.00	0.00
Growth and Income Portfolio Class 1	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

95

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Growth Portfolio Class 1
12/31/08	$28.06	$0.17	$(10.04)	$(9.87)	$(0.18)	$—	$(4.63)	$(4.81)	$13.38	(40.41)%	$225,013	0.74%	0.73%	134%
12/31/09	13.38	0.12	5.00	5.12	(0.17)	—	—	(0.17)	18.33	38.39	258,081	0.80	0.75	100
12/31/10	18.33	0.13	2.43	2.56	(0.13)	—	—	(0.13)	20.76	14.10	244,740	0.78	0.66	82
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	—	(0.15)	19.31	(6.21)	190,613	0.83	0.55	84
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	—	(0.12)	21.88	13.95	244,122	0.79	1.05	92

Growth Portfolio Class 2
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	—	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89	0.58	134
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95	0.60	100
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	—	(0.11)	20.75	13.96	37,148	0.93	0.51	82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	—	(0.12)	19.30	(6.40)	27,851	0.98	0.39	84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	—	(0.08)	21.88	13.81	25,506	0.94	0.85	92

Growth Portfolio Class 3
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	—	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99	0.49	134
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05	0.50	100
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	—	(0.09)	20.71	13.89	151,712	1.03	0.41	82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	—	(0.10)	19.26	(6.52)	122,324	1.08	0.30	84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	—	(0.06)	21.84	13.72	118,352	1.04	0.76	92

Capital Appreciation Portfolio Class 1
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75	(0.06)	129
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77	0.16	187
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	—	(0.04)	36.73	22.72	556,674	0.75	(0.14)	96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	—	34.14	(7.05)	435,001	0.79	(0.19)	91
12/31/12	34.14	(0.07)	8.23	8.16	—	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74	(0.17)	103

Capital Appreciation Portfolio Class 2
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89	(0.21)	129
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92	0.01	187
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	—	(0.01)	36.30	22.53	72,088	0.90	(0.29)	96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	—	33.69	(7.19)	54,499	0.94	(0.34)	91
12/31/12	33.69	(0.13)	8.12	7.99	—	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89	(0.33)	103

Capital Appreciation Portfolio Class 3
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00	(0.31)	129
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02	(0.09)	187
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	—	36.03	22.43	546,714	1.00	(0.38)	96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	—	33.41	(7.27)	499,914	1.04	(0.45)	91
12/31/12	33.41	(0.16)	8.04	7.88	—	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99	(0.42)	103

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12
Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00
Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Class 1	0.01	0.03	0.01	0.01	0.00
Capital Appreciation Class 2	0.01	0.03	0.01	0.01	0.00
Capital Appreciation Class 3	0.01	0.02	0.01	0.01	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (See Note 3).

See Notes to Financial Statements

96

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Natural Resources Portfolio Class 1
12/31/08	$69.52	$0.51	$(31.15)	$(30.64)	$(0.55)	$—	$(11.11)	$(11.66)	$27.22	(49.79)%	$95,709	0.82	%(3)	0.88	%(3)	12%
12/31/09	27.22	0.32	15.18	15.50	(0.51)	—	(2.25)	(2.76)	39.96	58.05	130,566	0.82		0.96		15
12/31/10	39.96	0.27	5.53	5.80	(0.36)	—	(2.57)	(2.93)	42.83	16.20 (4)	123,891	0.82	(3)	0.70	(3)	82
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	—	(10.11)	(10.39)	24.38	(20.27)	81,957	0.87	(3)	0.87	(3)	89
12/31/12	24.38	0.28	0.55	0.83	(0.27)	—	(2.33)	(2.60)	22.61	3.54	84,409	0.83	(3)	1.18	(3)	55

Natural Resources Portfolio Class 2
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	—	(11.11)	(11.57)	27.12	(49.88)	20,859	0.97	(3)	0.74	(3)	12
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87	26,828	0.97		0.81		15
12/31/10	39.85	0.21	5.51	5.72	(0.31)	—	(2.57)	(2.88)	42.69	16.01 (4)	24,994	0.97	(3)	0.55	(3)	82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	—	(10.11)	(10.33)	24.29	(20.38)	17,284	1.02	(3)	0.72	(3)	89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	—	(2.33)	(2.55)	22.53	3.37	15,018	0.98	(3)	1.01	(3)	55

Natural Resources Portfolio Class 3
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	—	(11.11)	(11.50)	27.04	(49.93)	121,161	1.07	(3)	0.68	(3)	12
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68	168,051	1.07		0.71		15
12/31/10	39.73	0.17	5.50	5.67	(0.27)	—	(2.57)	(2.84)	42.56	15.93 (4)	175,152	1.07	(3)	0.45	(3)	82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	—	(10.11)	(10.29)	24.18	(20.47)	140,166	1.12	(3)	0.62	(3)	89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	—	(2.33)	(2.53)	22.41	3.25	131,121	1.08	(3)	0.92	(3)	55

Multi-Asset Portfolio Class 1
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	—	(0.71)	(0.85)	4.69	(25.89)	27,156	1.31	(3)	1.74	(3)	101
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99	28,151	1.38	(3)	1.39	(3)	71
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	—	(0.08)	6.10	9.00	26,790	1.34	(3)	1.09	(3)	53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	—	(0.08)	5.95	(1.17)	23,405	1.46	(3)	0.69	(3)	53
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	—	(0.06)	6.46	9.50	22,114	1.42	(3(5)	0.90	(3(5)	75

Multi-Asset Portfolio Class 3
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	—	6.46	(1.07)	99	1.35	(3)(5)(7)	0.92	(3)(5)(7)	75

Strategic Multi-Asset Portfolio Class 1
12/31/08	10.15	0.08	(2.80)	(2.72)	—	—	(1.64)	(1.64)	5.79	(29.46)	24,448	1.50	(3)	0.99	(3)	150
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51	26,059	1.57	(3)	0.67	(3)	147
12/31/10	6.79	0.02	0.86	0.88	—	—	—	—	7.67	12.96	25,272	1.55	(3)	0.34	(3)	99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	—	(0.08)	7.30	(3.81)	21,089	1.71	(3)	0.51	(3)	120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	—	(0.20)	8.20	15.10	21,316	1.71	(3)	0.54	(3)	105

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12
Natural Resources Portfolio Class 1	0.00%	—%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	—	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	—	0.00	0.00	0.00
Multi-Asset Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Multi-Asset Portfolio Class 3	—	—	—	—	0.00	(7)
Strategic Multi-Asset Portfolio Class 1	0.00	0.01	0.00	0.00	0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12
Multi-Asset Portfolio Class 1	0.17%
Multi-Asset Portfolio Class 3	0.76	(7)
(6)	Commencement of operations.
(7)	Annualized

See Notes to Financial Statements

97

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Anchor Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the eight portfolios constituting Anchor Series Trust (the “Trust”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2013

98

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 67	Trustee	2011-present	Retired.	78	Director, Belo Corporation (1992 to Present); Director Sysco Corporation (1996 to Present); Director, Luby’s Inc. (1998 to Present).

William F. Devin Age: 74	Trustee	2011-present	Retired.	78	Director, Boston Options Exchange (2001 to 2010).

Richard W. Grant Age: 67	Chairman of the Board	2011-present	Retired. Prior to that, Attorney and Partner Morgan Lewis and Brockius LLP (1989-2011)	29	None

Stephen J. Gutman Age: 69	Trustee	1986-present	Vice President and Associate Broker, Corcoran Group (Real Estate) (2002 to present); President and Member of Managing Directors, Beau Brummel — Soho LLC (Licensing of menswear specialty retailing) (1995 to 2009); President, SJG Marketing, Inc. (2009 to present).	29	None

William J. Shea Age: 65	Trustee	2004-present	Executive Chairman, Lucid, Inc. (Medical Technology and Information) (2007 to present); Managing Director, DLB Capital, LLC (Private Equity) (2006 to 2007).	29	Chairman of the Board, Royal and SunAlliance U.S.A., Inc. (2004 to 2006); Director, Boston Private Financial Holdings (2004 to present); Chairman, Demoullas Supermarkets (1999 to present).
Interested Trustee

Peter A. Harbeck(4) Age: 59	Trustee	1995-present	President, CEO and Director, SAAMCo (1995 to present); Director, SunAmerica Capital Services, Inc. (“SACS”), (1993 to present.); Chairman, Advisor Group, Inc. (2004 to present).	78	None
Officers

John T. Genoy Age: 44	President	2007-present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A

Donna M. Handel Age: 46	Treasurer	2002-present	Senior Vice President, SAAMCo (2004 to present).	N/A	N/A

Gregory N. Bressler Age: 46	Secretary and Chief Legal Officer	2005-present	Senior Vice President and General Counsel, SAAMCo (2005 to present).	N/A	N/A

99

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

James Nichols Age: 46	Vice President	2006-present	Director, President and CEO, SACS (2006 to present); Senior Vice President SAAMCo (2002 to present).	N/A	N/A

Katherine Stoner 56	Vice President and Chief Compliance Officer	2011-Present	Vice President, SunAmerica (2011 to present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”), Western National Life Insurance Company (“WNL”) and American General Distributors, Inc. (2006 to present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to May 2011); Vice President, VALIC Financial Advisors, Inc. (2010 to 2011) and VALIC Retirement Services Company (2010 to present).	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, Texas 77019 Age: 47	Vice President and Assistant Treasurer	2003-present	Vice President, SAAMCo (2001 to present).	N/A	N/A

Nori L. Gabert SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, Texas 77019 Age: 59	Vice President and Assistant Secretary	2002-present	Vice President and Deputy General Counsel, SAAMCo (2005 to present).	N/A	N/A

Matthew J. Hackethal Age: 41	Anti-Money Laundering Compliance Officer	2006-present	Chief Compliance Officer, SAAMCo (2006 to present).	N/A	N/A

*	Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1)	Trustees serve until their successors are duly elected and qualified, subject to the Trustee’s retirement plan discussed in Note 8 of the financial statements.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (7 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (38 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (5 portfolios).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the Investment Company Act of 1940, as amended.
(4)	Interested Trustee, as defined within the Investment Company Act of 1940, as amended, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

100

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and distributions for the taxable year ended December 31, 2012. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012.

During the year ended December 31, 2012 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Government and Quality Bond Portfolio — Class 1	$0.59	$0.37	$0.13	$0.09	—%
Government and Quality Bond Portfolio — Class 2	0.56	0.34	0.13	0.09	—
Government and Quality Bond Portfolio — Class 3	0.55	0.33	0.13	0.09	—
Asset Allocation Portfolio — Class 1	0.43	0.43	—	—	34.72
Asset Allocation Portfolio — Class 2	0.41	0.41	—	—	34.72
Asset Allocation Portfolio — Class 3	0.40	0.40	—	—	34.72
Growth and Income Portfolio — Class 1	—	—	—	—	—
Growth Portfolio — Class 1	0.12	0.12	—	—	100.00
Growth Portfolio — Class 2	0.08	0.08	—	—	100.00
Growth Portfolio — Class 3	0.06	0.06	—	—	100.00
Capital Appreciation Portfolio — Class 1	1.72	—	—	1.72	—
Capital Appreciation Portfolio — Class 2	1.72	—	—	1.72	—
Capital Appreciation Portfolio — Class 3	1.72	—	—	1.72	—
Natural Resources Portfolio — Class 1	2.60	0.27	0.13	2.20	18.50
Natural Resources Portfolio — Class 2	2.55	0.22	0.13	2.20	18.50
Natural Resources Portfolio — Class 3	2.53	0.20	0.13	2.20	18.50
Multi-Asset Portfolio — Class 1	0.06	0.06	—	—	100.00
Multi-Asset Portfolio — Class 3	—	—	—	—	—
Strategic Multi-Asset Portfolio — Class 1	0.20	0.20	—	—	22.67

101

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2012. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

102

Fixed-Income Portfolios

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/12
	Class 1*	Class 2*	Class 3*
1-year	3.83%	3.65%	3.53%
5-year	4.89%	4.72%	4.62%
10-year	4.25%	4.10%	3.99%
Since Inception	7.34%	4.67%	4.01%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Barclays U.S. Aggregate A or Better Index is a subset of the Barclays U.S. Aggregate Index, and indices, which include components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays U.S. Aggregate A or Better excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Government and Quality Bond Portfolio — Class 1 shares posted a return of 3.83% for the twelve month period ending December 31, 2012, compared to a 3.45% return for the Barclays U.S. Aggregate A or Better Index.

Within the Barclays U.S. Aggregate A or Better Index, Treasuries [+1.99%] underperformed non-Treasury sectors during the year. U.S. high yield credit [+15.81%], commercial mortgage backed securities [+9.66%], US credit [+9.39%], taxable municipals [+7.26%], asset backed securities [+3.66%], and mortgage backed securities [+2.59%] outperformed Treasuries.

Relative Portfolio outperformance was driven by an overweight to, and security selection within, U.S. investment grade credit, particularly an overweight to financials. Additionally, an overweight to, and security selection within, agency mortgage backed pass-through securities aided relative results. An overweight to taxable municipal bonds was also additive to benchmark relative performance. Partially offsetting positive performance was the Portfolio’s lack of exposure to utilities within investment grade corporates. Security selection within commercial mortgage backed securities also detracted.

The Portfolio ended the year with the following sector allocations: 43.4% U.S. government and agencies, 30.2% U.S. mortgage-backed securities, 19.3% investment grade credit, 3.1% commercial mortgage-backed securities, 1.4% asset-backed securities, and 2.7% in cash and cash equivalents. From a quality standpoint, 78.9% of the Portfolio’s assets at year end were invested in securities rated AAA by Standard & Poor’s.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

103

Fixed-Income Portfolios — (continued)

Asset Allocation Portfolio† — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/12
	Class 1*	Class 2*	Class 3*
1-year	11.95%	11.78%	11.68%
5-year	3.90%	3.74%	3.64%
10-year	7.62%	7.45%	7.35%
Since Inception	7.47%	5.79%	7.65%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02.

The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

†Performance information shown for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the “Prior Asset Allocation Portfolio”. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 shares returned 11.95% for the twelve month period ending December 31, 2012 compared to the 16.00% return of the S&P 500 Index and 4.21% return of the Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index returned 11.31% for the annual period.

Stocks outperformed bonds during the period, as measured by the S&P 500 Index (+16.00%) and the Barclays U.S. Aggregate Bond Index (+4.21%). The difference was particularly pronounced during the first and third quarters of the year. International stocks outperformed U.S. stocks although both had strong years. Fixed income, specifically corporate bonds (both investment grade and high yield) outperformed higher quality U.S. Treasury and Government bonds during the year.

Over the course of 2012, managers maintained the Portfolios’ equity allocation above 62%. As of the end of the reporting period, equity allocation was at 62%. This overweight positioning in equities marginally aided performance for the year overall, with most of the positive impact in the first quarter of 2012. The Portfolio’s strategic allocation to international stocks versus its benchmark aided performance as international stocks outperformed during the year. On the fixed income side, the Portfolio’s allocation to U.S. Treasuries and Government bonds were lower than the benchmark allocation, while its allocation to corporate bonds were higher. This combination had a positive impact on performance as corporate bonds outperformed higher quality U.S. Treasuries and Government bonds. The Portfolio’s long term strategic and tactical allocation to high yield bonds versus its benchmark aided performance during the year.

Due to the Portfolios’ large number of individual equity holdings (over 700) and small position sizes (none of the individual securities over 1%), individual security impacts were minimal.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

104

Equity Portfolios

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/12
Class 1*
1-year	13.51%
5-year	(0.43)%
10-year	5.35%
Since Inception	6.69%
*	Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth and Income Portfolio — Class 1 shares posted a return of 13.51% for the twelve month period ending December 31, 2012, compared to a 16.00% return for the S&P 500 Index.

Within the S&P 500 Index, all ten sectors posted positive results for the year. Financials [+28.8%] and consumer discretionary [+23.9%] posted the strongest returns, while utilities [+1.3%] and energy [+4.7%] lagged the broader index.

Stock selection was the primary reason for underperformance, with weak selection in the consumer discretionary, materials, and health care sectors detracting most from relative results. Within consumer discretionary, ITT Educational Services, Tempur-Pedic International, and Advance Auto Parts were among the largest detractors from relative returns. Within materials, a position in Barrick Gold, as well as not holding strong performing benchmark constituents Monsanto and PPG Industries, hurt relative performance. Health care holdings Teva Pharmaceutical and Cardinal Health also detracted from relative results.

Stock selection in financials and utilities contributed positively to relative performance during the year. Within financials, our positions in JPMorgan Chase, AFLAC, and BlackRock contributed most to relative performance. Within utilities, not owning Exelon, Southern Company, and Duke Energy aided benchmark-relative results.

Overall sector allocation modestly aided relative results. The negative impact of underweight positions in consumer discretionary and financials was offset by positive results from an underweight allocation to utilities and an overweight to information technology.

The Portfolio ended the year most overweight the information technology, health care, and industrials sectors and most underweight utilities, materials, and telecommunication services.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

105

Equity Portfolios — (continued)

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/12
	Class 1*	Class 2*	Class 3*
1-year	13.95%	13.81%	13.72%
5-year	0.11%	(0.03)%	(0.14)%
10-year	6.83%	6.67%	6.57%
Since Inception	9.77%	3.35%	7.05%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02.

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Portfolio — Class 1 shares posted a return of 13.95% for the twelve month period ending December 31, 2012, compared to a 16.42% return for the Russell 3000 Index.

Within the Russell 3000 Index, all ten sectors posted positive returns for the year. Financials [+26.1%], consumer discretionary [+24.7%], and health care [+19.4%] were the strongest performing sectors, while utilities [+2.1%] and energy [+4.0%] lagged.

Relative underperformance was driven by weak stock selection within the consumer discretionary and materials sectors. Within consumer discretionary, out-of-benchmark positions in ITT Educational Services and Tempur-Pedic detracted from relative results. Within materials, Barrick Gold and Celanese weighed on relative performance.

Stock selection was positive within the financials and consumer staples sectors. Within financials, Citigroup and AFLAC contributed to relative returns. Within consumer staples, Green Mountain Coffee and Wal-Mart Stores were additive.

Sector allocation detracted from relative performance during the period. Positive results from an underweight to utilities were more than offset by the negative impact of an underweight to financials and overweights to energy and industrials.

The Portfolio ended the year most overweight the information technology and industrials sectors, and underweight materials, utilities, and telecommunication services.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

106

Equity Portfolios — (continued)

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/12
	Class 1*	Class 2*	Class 3*
1-year	23.90%	23.71%	23.58%
5-year	2.89%	2.73%	2.63%
10-year	10.21%	10.05%	9.94%
Since Inception	11.71%	5.97%	10.25%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Appreciation Portfolio — Class 1 shares posted a return of 23.90% for the twelve month period ending December 31, 2012, compared to a 15.21% return for the Russell 3000 Growth Index.

Within the Russell 3000 Index, nine of the ten sectors posted gains led by health care [+23.0%] and financials [+21.7%]. Utilities [-4.3%] was the only sector to post a loss for the period.

Relative outperformance was primarily due to positive stock selection within the consumer discretionary, information technology, and health care sectors. Within consumer discretionary, positions in Amazon.com, Jarden, and Priceline.com contributed the most to relative results. Within information technology, positions in Apple, eBay, and Equinix were strong contributors. Holdings in SXC Health Solutions and Gen-Probe were the top relative contributors within the health care sector.

Stock selection within energy and financials detracted from relative results during the period. Within energy, positions in Newfield Exploration, Chesapeake Energy, and Bumi detracted from relative results. Within financials, a position in NYSE Group detracted the most. Not owning Simon Property Group and American Tower, both strong performers during the period, also hurt benchmark relative results.

Sector positioning, a residual of the Portfolios’ bottom-up stock selection process, contributed positively to performance. This was driven largely by an underweight position in energy, and overweight allocations to consumer discretionary and information technology.

The Portfolio ended the fiscal year most overweight to the consumer discretionary, health care, and energy sectors. The Portfolio was most underweight the industrials, consumer staples, and telecommunication services sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

107

Equity Portfolios — (continued)

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/12
	Class 1*	Class 2*	Class 3*
1-year	3.54%	3.37%	3.25%
5-year	(5.31)%	(5.45)%	(5.55)%
10-year	13.66%	13.49%	13.37%
Since Inception	10.06%	12.19%	14.22%
*	Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The MSCI/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Natural Resources Portfolio — Class 1 shares posted a return of 3.54% for the twelve month period ending December 31, 2012, compared to a 16.00% return for the S&P 500 Index.

Within the S&P 500 Index, all ten sectors posted positive returns led by the financials [+28.8%], consumer discretionary [+23.9%], and telecommunication services [+18.5%] sectors. The utilities [+1.3%] and energy [+4.7%] sectors lagged the index.

Benchmark-relative underperformance was primarily due to overweight allocations to diversified metals & minerals, producers, and precious metals & minerals. Stock selection within the producers sub-sector detracted from relative results, but was more than offset by positive selection within diversified metals & minerals and chemicals companies. Within producers, positions in BG Group [-20.8%] and Alpha Natural Resources [-66.0%] hurt relative results. Within diversified metals & minerals, positions in Rio Tinto [+12.7%] and BHP Billiton [+21.5%] contributed most to relative returns. Within chemicals a position in Lyondellbasell [+93.3%] was the largest contributor to relative returns.

The Portfolios’ composition at fiscal year end was comprised of 62.7% energy-related stocks with the majority of the holdings in the producers and integrated oils sub-sectors. BG Group and Chevron were the largest holdings in this area. The balance of the portfolio consisted primarily of metals & minerals companies where the largest positions were BHP Billiton and Rio Tinto.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

108

Balanced Portfolios

Multi-Asset Portfolio — Class 1

Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/12
	Class 1*	Class 3*
1-year	9.50%	N/A
5-year	1.62%	N/A
10-year	4.87%	N/A
Since Inception	7.11%	(1.07)%@
*	Inception date for Class 1: 03/23/87; Class 3: 10/08/12
@	Cumulative return. Class 3 was in existence less than one year.

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The Blended Index consists of 60% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index, and 5% 3-month T-bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Asset Portfolio — Class 1 shares posted a return of 9.50% for the twelve month period ending December 31, 2012, compared to a 16.00% return for the S&P 500 Index, a 4.21% return for the Barclays U.S. Aggregate Bond Index, and a 11.08% return of its blended benchmark, comprised of 60% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index, and 5% 3-month T-Bill.

For the year, the equity allocation underperformed its benchmark, the S&P 500 Index, while the fixed income allocation modestly underperformed its benchmark, the Barclays U.S. Aggregate Bond Index.

During the reporting period, all ten sectors within the S&P 500 Index posted positive returns, led by the financials [+28.8%], consumer discretionary [+23.9%], and telecommunication services [+18.5%] sectors. The utilities [+1.3%] and energy [+4.7%] sectors lagged.

Within the equity portion of the Portfolio, stock selection within the consumer discretionary and materials sectors detracted most from relative results. Within consumer discretionary, ITT Educational Services and Tempur-Pedic International were among the largest detractors from relative returns. Within materials, Barrick Gold hurt relative performance. Stock selection in the financials and consumer staples sectors contributed to relative performance during the year but was not enough to offset negative results elsewhere.

Within the fixed income portion of the Portfolio, positive results from an overweight to agency mortgage backed pass-through securities and strong security selection within investment grade corporates contributed to performance, but these results were offset by an underweight allocation to investment grade credit and lack of exposure to commercial mortgage-backed securities. Duration and yield curve positioning was slightly additive for the year.

109

Balanced Portfolios — (continued)

Multi-Asset Portfolio — Class 1

At the end of the year, the Portfolio was positioned with an overweight to equities and underweight in bonds and cash.

The Portfolio held equity index and bond futures during the period. When viewed in isolation, equity futures contributed and bond futures detracted from the Portfolio’s absolute performance during the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

110

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1

Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/12
Class 1*
1-year	15.10%
5-year	1.92%
10-year	8.40%
Since Inception	7.81%
*	Inception date for Class 1: 03/23/87

The MSCI All Country World Index (MSCI ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland) is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

The Blended Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Index, 30% Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland), and 5% 3-month T-Bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Strategic Multi-Asset Portfolio — Class 1 shares posted a return of 15.10% for the twelve month period ending December 31, 2012, compared to a 16.13% return for the MSCI ACWI USD Index, a 3.94% return for the Citigroup World Government Bond Index (US dollar hedged, equal-weighted ex-Switzerland), and a 11.79% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (US dollar hedged, equal-weighted ex-Switzerland), and 5% 3-month T-Bill.

Global equity markets returned 16.1% for the year, as measured by the MSCI ACWI Index. Emerging Markets [+18.6%] outperformed their developed market counterparts [+16.5%] for the year as measured by the MSCI Emerging Markets and MSCI World indexes respectively. From a regional perspective, Japan lagged other regions, reporting [+8.4%] for the year, as measured by the MSCI Japan Index. The Pacific ex Japan region and Europe, as measured by the MSCI Pacific ex Japan and MSCI Europe indexes respectively, were the best performing regions, each returning [+24.7%] and [+19.9%] respectively. The United States returned [+16.0%] for the year, as measured by the S&P 500 Index. Within the global fixed income markets, unhedged global bonds [+1.65%] underperformed hedged global bonds [+4.5%] as measured by the Citigroup World Government Bond Indexes.

The impact of asset allocation decisions was positive for the year, primarily due to an overweight to equities and underweights to fixed income and cash.

In the global equity portion of the Portfolio, strong stock selection in the health care, financials, and industrials sectors contributed to relative results. Allocation among sectors, a residual of the bottom up process, also contributed slightly to the Portfolios’ relative

111

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1

outperformance. From a regional perspective, selection within North America contributed to relative results. An overweight to Europe ex UK and a modest underweight to Japan contributed most to relative results, while an underweight to Emerging Markets detracted.

Within the global bond portion of the Portfolio, duration positioning was a detractor, credit allocations and macro currency were moderate contributors, while country allocation decisions and yield curve positioning were neutral to performance.

At the end of the year, the Portfolio was positioned with an overweight to equities and underweights to both fixed income and cash.

During the period, the Portfolio held equity index and bond futures, as well as currency forwards. In isolation, equity index futures contributed to the Portfolios’ absolute performance during the period, while bond index futures and currency forwards detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

112

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

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1 SunAmerica Center Los Angeles, CA 90067-6121 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.9 (2/13)

Item 2.	Code of Ethics

Anchor Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2012, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William J. Shea, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2011	2012
(a) Audit Fees	$236,705	$257,596
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$58,147	$51,235
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2012
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2011 and 2012 were $149,993 and $104,825, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 8, 2013

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date: March 8, 2013